As filed with the Securities and Exchange Commission on April 27, 2004



                                                             File Nos. 333-60174
                                                                       811-03365
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
  Pre-Effective Amendment No.                                            [ ]

  Post-Effective Amendment No. 4                                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]

  Amendment No. 167                                                      [X]

                 (Check appropriate box or boxes.)

     METLIFE INVESTORS USA SEPARATE ACCOUNT A
     -----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS USA INSURANCE COMPANY
     -------------------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, California             92660
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

     Name and Address of Agent for Service
          Richard C. Pearson
          Executive Vice President
          MetLife Investors USA Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, California  92660
          (949) 629-1317

     Copies to:
          W. Thomas Conner
          Sutherland, Asbill & Brennan
          1275 Pennsylvania Avenue, NW
          Washington, DC 20004

          (202)383-0590

It is proposed that this filing will become effective:

       immediately upon filing pursuant to paragraph (b) of Rule 485

-----

  X    on May 1, 2004, pursuant to paragraph (b) of Rule 485
-----

       60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----
       on (date) pursuant to paragraph (a)(1) of Rule 485
-----

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2004
                                      TO
                         PROSPECTUS DATED MAY 1, 2004

This supplements the prospectuses, dated May 1, 2004, for the Class C and Series C products issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company and MetLife Investors USA Insurance Company (the "Companies")

Effective as of March 19, 2002, (October 31, 2002, for First MetLife Investors Insurance Company), the Companies suspended any allocations and/or transfers to the Fixed Account under the Class C and Series C Contracts. This suspension is based on the authority granted to the Companies under the terms of the Contracts and on the fact that the interest rate currently credited on account values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your Contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.



                                  Class/Series C
                                  SUPP-FXC

                                                                   THE VARIABLE
                                                                        ANNUITY
                                                                       CONTRACT

                                                                      ISSUED BY

                                                          METLIFE INVESTORS USA
                                                              INSURANCE COMPANY

                                                                            AND

                                                          METLIFE INVESTORS USA
                                                             SEPARATE ACCOUNT A


                                                                       SERIES C


       This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors
                                                              USA or we or us).


  The annuity contract has 23 investment choices - a fixed account which offers an interest rate which is guaranteed by us, and 22 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

MET INVESTORS SERIES TRUST (CLASS B):
   Met/AIM Mid Cap Core Equity Portfolio
   Met/AIM Small Cap Growth Portfolio

   Goldman Sachs Mid-Cap Value Portfolio




   Harris Oakmark International Portfolio

   Janus Aggressive Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   MFS(R) Research International Portfolio

   Neuberger Berman Real Estate Portfolio

   Oppenheimer Capital Appreciation Portfolio

   Money Market Portfolio


     (formerly PIMCO Money Market Portfolio)

   PIMCO Inflation Protected Bond Portfolio

   PIMCO Total Return Portfolio


   PIMCO PEA Innovation Portfolio


     (formerly PIMCO Innovation Portfolio)




   Met/Putnam Research Portfolio


   Third Avenue Small Cap Value Portfolio



   T. Rowe Price Mid-Cap Growth Portfolio



   Turner Mid-Cap Growth Portfolio


METROPOLITAN SERIES FUND, INC.

(CLASS B OR CLASS E, AS NOTED):

   Davis Venture Value Portfolio (Class E)

   Harris Oakmark Focused Value Portfolio


   Jennison Growth Portfolio


   MetLife Stock Index Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.


To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 34 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.


The contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2004

TABLE OF CONTENTS                                                           PAGE


             INDEX OF SPECIAL TERMS............................  2

             HIGHLIGHTS........................................  3

             FEE TABLES AND EXAMPLES...........................  4

             1. THE ANNUITY CONTRACT...........................  9
                Market Timing..................................  9

             2. PURCHASE.......................................  9
                Purchase Payments..............................  9
                Termination for Low Account Value.............. 10
                Allocation of Purchase Payments................ 10
                Free Look...................................... 10
                Accumulation Units............................. 10
                Account Value.................................. 11
                Replacement of Contracts....................... 11

             3. INVESTMENT OPTIONS............................. 11
                Transfers...................................... 12
                Dollar Cost Averaging Programs................. 14
                Automatic Rebalancing Program.................. 14
                Asset Allocation Programs...................... 15
                Voting Rights.................................. 16
                Substitution of Investment Options............. 16

             4. EXPENSES....................................... 16
                Product Charges................................ 16
                Account Fee.................................... 17
                Guaranteed Minimum Income Benefit -
                 Rider Charge.................................. 17
                Premium and Other Taxes........................ 17
                Transfer Fee................................... 17
                Income Taxes................................... 17
                Investment Portfolio Expenses.................. 17

             5. ANNUITY PAYMENTS (THE INCOME PHASE)............ 18
                Annuity Date................................... 18
                Annuity Payments............................... 18
                Annuity Options................................ 18
                Guaranteed Minimum Income Benefit.............. 19
                Description of GMIB II......................... 20
                Description of GMIB I.......................... 21
                GMIB II, GMIB I and Qualified Contracts........ 22

             6. ACCESS TO YOUR MONEY........................... 23
                Systematic Withdrawal Program.................. 23
                Suspension of Payments or Transfers............ 23

             7. PERFORMANCE.................................... 24

             8. DEATH BENEFIT.................................. 24
                Upon Your Death................................ 24
                Standard Death Benefit - Principal Protection.. 25
                Optional Death Benefit - Annual Step-Up........ 25
                Optional Death Benefit - Compounded-Plus....... 25
                Additional Death Benefit -
                 Earnings Preservation Benefit................. 26


                     General Death Benefit Provisions..... 27
                     Spousal Continuation................. 27
                     Death of the Annuitant............... 27
                     Controlled Payout.................... 27

                  9. FEDERAL INCOME TAX STATUS............ 28
                     Taxation of Non-Qualified Contracts.. 28
                     Taxation of Qualified Contracts...... 29
                     Foreign Tax Credits.................. 31
                     Possible Tax Law Changes............. 31

                  10. OTHER INFORMATION................... 31
                     MetLife Investors USA................ 31
                     The Separate Account................. 31
                     Distributor.......................... 32
                     Selling Firms........................ 32
                     Requests and Elections............... 33
                     Ownership............................ 33
                     Financial Statements................. 34

                  TABLE OF CONTENTS OF THE STATEMENT OF
                  ADDITIONAL INFORMATION.................. 34


                    APPENDIX A
                    Condensed Financial Information.... A-1

                    APPENDIX B
                    Participating Investment Portfolios B-1

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                   PAGE
                        Account Value........        11
                        Accumulation Phase...         9
                        Accumulation Unit....        10
                        Annuitant............        34
                        Annuity Date.........        18
                        Annuity Options......        18
                        Annuity Payments.....        18
                        Annuity Unit.........        10
                        Beneficiary..........        33
                        Business Day.........        10
                        Fixed Account........         9
                        Income Base.......... 20 and 21
                        Income Phase.........         9
                        Investment Portfolios        11
                        Joint Owner..........        33
                        Owner................        33
                        Purchase Payment.....         9
                        Separate Account.....        31

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit ("GMIB").



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you elect the GMIB. (See "Guaranteed Minimum Income Benefit.")


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.



FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your request. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.



INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE

                  TRANSFER FEE (Note 1) $0 (First 12 per year)
                                        $25 (Thereafter)

--------------------------------------------------------------------------------
Note 1. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------


PERIODIC FEES AND EXPENSES TABLE*



                 ACCOUNT FEE (Note 1)           $30

                 GUARANTEED MINIMUM
                 INCOME BENEFIT (GMIB)
                 RIDER CHARGE
                      If no optional death      0.50% of Income
                      benefit is selected       Base (Note 2)

                      If an optional death      0.45% of Income
                      benefit is selected       Base (Note 2)

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges) (as a percentage of average account value in the Separate Account)

                  Mortality and Expense Charge           1.50%
                  Administration Charge                  0.25%
                                                         -----
                  Total Separate Account Annual Expenses 1.75%

                Death Benefit Rider Charges (Optional)
                (as a percentage of average account value in the Separate Account)

                Optional Death Benefit - Annual Step-Up   0.20%
                Optional Death Benefit - Compounded-Plus  0.35%

                Additional Death Benefit-Earnings         0.25%
                  Preservation Benefit

--------------------------------------------------------------------------------
Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.


*Certain periodic fees and expenses for contracts issued before May 1, 2003, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses".)


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------

                 Total Annual Investment        Minimum Maximum
                 Portfolio Operating             0.56%   1.52%
                 Expenses (expenses that are
                 deducted from investment
                 portfolio assets, including
                 management fees, 12b-1/service
                 fees, and other expenses)

--------------------------------------------------------------------------------


FOR MORE INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."

                      This page intentionally left blank.

INVESTMENT PORTFOLIO EXPENSES


(as a percentage of the average daily net assets of an investment portfolio)



The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.


                                                       Goldman                               Lord      Lord
                 Met             Met/AIM     Met/AIM   Sachs        Harris        Janus      Abbett    Abbett     MFS(R)
                 Investors       Mid Cap     Small Cap Mid-Cap      Oakmark       Aggressive Bond      Growth and Research
                 Series          Core Equity Growth    Value        International Growth     Debenture Income     International
                 Trust           Portfolio   Portfolio Portfolio(3) Portfolio     Portfolio  Portfolio Portfolio  Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Management Fees                  0.75%       0.90%     0.75%        0.85%         0.78%      0.60%     0.56%      0.80%
12b-1/Service Fees               0.25%       0.25%     0.25%        0.25%         0.25%      0.25%     0.25%      0.25%
Other Expenses(1)                0.19%       0.21%     0.41%        0.33%         0.15%      0.11%     0.05%      0.34%
                                 =====       =====     =====        =====         =====      =====     =====      =====
Total Annual
  Portfolio Expenses             1.19%       1.36%     1.41%        1.43%         1.18%      0.96%     0.86%      1.39%
--------------------------------------------------------------------------------------------------------------------------------
Contractual Expense
  Subsidy or
  Deferral                       0.00%       0.06%     0.21%        0.00%         0.04%      0.00%     0.00%      0.06%
--------------------------------------------------------------------------------------------------------------------------------
Net Total
  Annual Portfolio
  Expense(2)                     1.19%       1.30%     1.20%        1.43%         1.14%      0.96%     0.86%      1.33%
--------------------------------------------------------------------------------------------------------------------------------



                 Neuberger    Oppenheimer
                 Berman       Capital
                 Real Estate  Appreciation
                 Portfolio(3) Portfolio
--------------------------------------------
Management Fees                  0.70%        0.63%
12b-1/Service Fees               0.25%        0.25%
Other Expenses(1)                0.41%        0.11%
                                 =====        =====
Total Annual
  Portfolio Expenses             1.36%        0.99%
------------------------------------------------------------
Contractual Expense
  Subsidy or
  Deferral                       0.21%        0.00%
------------------------------------------------------------
Net Total
  Annual Portfolio
  Expense(2)                     1.15%        0.99%
------------------------------------------------------------


(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.04% for the Met/AIM Mid Cap Core Equity Portfolio; 0.10% for the Harris Oakmark International Portfolio; 0.05% for the Lord Abbett Bond Debenture Portfolio; 0.01% for the Oppenheimer Capital Appreciation Portfolio; 0.01% for the PIMCO Total Return Portfolio; 0.05% for the Third Avenue Small Cap Value Portfolio; and 0.02% for the T. Rowe Price Mid-Cap Growth Portfolio.


(2) The Net Total Annual Portfolio Expenses reflect contractual arrangements under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements terminates on April 30, 2005 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2003.


(3) These investment portfolios are expected to be available for investment on or about May 1, 2004, and portfolio expenses are estimated for the year ended December 31, 2004.

                                                       Third
              PIMCO                                    Avenue    T.Rowe                        Metro-           Harris
              Inflation PIMCO     PIMCO      Met/      Small     Price     Turner    politan           Davis    Oakmark
    Money     Protected Total      PEA       Putnam     Cap      Mid-Cap   Mid-Cap   Series           Venture   Focused
    Market    Bond      Return    Innovation Research  Value     Growth    Growth    Fund,            Value     Value
    Portfolio Portfolio Portfolio Portfolio  Portfolio Portfolio Portfolio Portfolio Inc.             Portfolio Portfolio
--------------------------------------------------------------------------------------------------------------------------
    0.40%     0.50%     0.50%     0.95%      0.80%     0.75%     0.75%     0.80%                      0.74%     0.75%
    0.25%     0.25%     0.25%     0.25%      0.25%     0.25%     0.25%     0.25%                      0.15%     0.25%
    0.09%     0.09%     0.08%     0.32%      0.22%     0.18%     0.18%     0.41%                      0.05%     0.05%
=   =====     =====     =====     =====      =====     =====     =====     =====                      =====     =====

    0.74%     0.84%     0.83%     1.52%      1.27%     1.18%     1.18%     1.46%                      0.94%     1.05%
--------------------------------------------------------------------------------------------------------------------------

    0.00%     0.00%     0.00%     0.17%      0.13%     0.00%     0.00%     0.21%                      0.00%     0.00%
--------------------------------------------------------------------------------------------------------------------------

    0.74%     0.84%     0.83%     1.35%      1.14%     1.18%     1.18%     1.25%                      0.94%     1.05%
--------------------------------------------------------------------------------------------------------------------------




          MetLife
Jennison  Stock
Growth    Index
Portfolio Portfolio
---------------------
0.67%     0.25%
0.25%     0.25%
0.06%     0.06%
=====     =====

0.98%     0.56%
---------------------

0.00%     0.00%
---------------------

0.98%     0.56%
---------------------

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit rider, which is the most expensive way to purchase the contract.



IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
       (a)$437.73                 (a)$1,328.01                (a)$2,238.61                (a)$4,608.76
       (b)$342.66                 (b)$1,050.02                (b)$1,787.97                (b)$3,776.76



CHART 2. Chart 2 below assumes that you do not select optional death benefit riders or the Guaranteed Minimum Income Benefit rider, which is the least expensive way to purchase the contract.



IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
       (a)$330.72                 (a)$1,008.23                (a)$1,707.74                (a)$3,557.57
       (b)$235.08                 (b)$  723.67                (b)$1,237.91                (b)$2,644.73



The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1.  THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.



In most states, the contract also contains a fixed account (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us, (the minimum rate on the fixed account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2,
2003). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.


As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more owners (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular subaccounts made by owners within given periods of time and/or investigating transfer activity identified by our Annuity Service Center or the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."


2.  PURCHASE

PURCHASE PAYMENTS


A purchase payment is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any application or purchase payment and to limit future purchase payments. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


..  The minimum initial purchase payment we will accept is $25,000.

.. If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

.. You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

..  We will accept a different amount if required by federal tax law.


TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

.. the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

.. your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

..  a transfer was made out of the fixed account within the previous 180 days.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.



Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A business day is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections.")


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, the period required in your state). Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally, 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


 On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord and Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord and Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord and Abbett Growth and Income Portfolio.


ACCOUNT VALUE

Account value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS



Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.


3.  INVESTMENT OPTIONS


The contract offers 22 investment portfolios which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.





Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



An investment adviser or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of this compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others.


MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios (see Appendix B for the names of the subadvisers). The following Class B portfolios are available under the contract:


 Met/AIM Mid Cap Core Equity Portfolio
 Met/AIM Small Cap Growth Portfolio

 Goldman Sachs Mid-Cap Value Portfolio


 Harris Oakmark International Portfolio

 Janus Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 MFS(R) Research International Portfolio

 Neuberger Berman Real Estate Portfolio

 Oppenheimer Capital Appreciation Portfolio

 Money Market Portfolio (formerly PIMCO Money Market Portfolio)

 PIMCO Inflation Protected Bond Portfolio

 PIMCO Total Return Portfolio


 PIMCO PEA Innovation Portfolio (formerly PIMCO Innovation Portfolio)



 Met/Putnam Research Portfolio

 Third Avenue Small Cap Value Portfolio


 T. Rowe Price Mid-Cap Growth Portfolio




 Turner Mid-Cap Growth Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios (see Appendix B for the names of the subadvisers). The following Class B or Class E, as noted, portfolios are available under the contract:


 Davis Venture Value Portfolio (Class E)

 Harris Oakmark Focused Value Portfolio


 Jennison Growth Portfolio


 MetLife Stock Index Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers, but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options -
Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


.. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

..  Your request for transfer must clearly state how much the transfer is for.

.. The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

.. The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.


.. You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.






During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:



..  The credited interest rate is equal to the guaranteed minimum rate;


.. Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

..  A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Automatic Rebalancing and Asset Allocation Programs.


MARKET TIMING. We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more owners (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular subaccounts made by owners within given periods of time and/or investigating transfer activity identified by our Annuity Service Center or the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and subaccounts and may be more restrictive with regard to certain contracts or subaccounts than others. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners or investment portfolio shareholders. In addition, we cannot guarantee that the investment portfolios will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the investment portfolios.



Our policies and procedures may result in restrictions being applied to owner(s). These restrictions may include:



.. requiring you to send us by U.S. mail a signed, written request to make transfers;



..  limiting the number of transfers you may make each contract year;



..  limiting the dollar amount that may be transferred at any one time;



..  charging a transfer or collecting an investment portfolio redemption fee;



.. denying a transfer request from an authorized third party acting on behalf of multiple owners; and



.. imposing other limitations and modifications where we determine that exercise of the transfer privilege may create a disadvantage to other owners (including, but not limited to, imposing a minimum time period between each transfer).



If restrictions are imposed on a owner, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS

We offer a dollar cost averaging program which is described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the accumulation phase.

We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


The program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.



We will measure the rebalancing periods from the anniversary of the date we issued your contract. If the dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

 Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord and Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We currently make available an asset allocation program called the Asset Allocation Solution. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds and money market funds
- depending on your personal investing goals, tolerance for risk and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk of volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market. The Asset Allocation Solution program is fully described in a brochure, and this brochure and the terms of the program should be reviewed with your account representative or other financial adviser.

If you elect to participate in the program, you must select one of five asset allocation strategies, each of which represents a diversified allocation of your account value allocated to the Separate Account among investment portfolios with a different level of risk. The strategies are: defensive allocation; moderate allocation; balanced allocation; growth allocation and aggressive allocation. Upon selection of a strategy, we will allocate all purchase payments in accordance with the percentage allocations provided for in such strategy. Each strategy will be updated periodically (at least annually) in light of changing circumstances and risks of the portfolios. By electing to participate in the program, you authorize us to automatically reallocate your account value allocated to the Separate Account to reflect the updated strategy.


Your participation in the Program is subject to the program's terms and conditions, and you may terminate your participation or change strategies at any time upon notice to us. We reserve the right to modify or terminate the program for any reason, including without limitation a change in regulatory requirements applicable to such programs.


RECOGNIZED PROGRAMS. We also recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs. We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.


If you participate in a Recognized Asset Allocation Program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees.



We reserve the right to terminate our support of a recognized program for any reason, including without limitation, a change in the regulatory requirements applicable to such programs.

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.


4.  EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.50% of the average daily net asset value of each investment portfolio. We reserve the right to impose an increased mortality and expense charge on any investment portfolio that we may add to the contract in the future. The amount of the increased charge will not exceed 0.25% of average daily net assets in such investment portfolio.



This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

                      Annual Step-up Death Benefit  0.20%

                      Compounded-Plus Death Benefit 0.35%

                      Additional Death Benefit -
                      Earnings Preservation Benefit 0.25%


For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each investment portfolio.

ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted prorata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.



A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee.


After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME
BENEFIT - RIDER CHARGE


We offer Guaranteed Minimum Income Benefit ("GMIB") riders which you can select when you purchase the contract. If you select a GMIB rider, we will assess a charge during the accumulation phase equal to 0.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. This charge is reduced to 0.45% of the income base in the event that you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued prior to February 15, 2003, the GMIB rider charge equals 0.35% of the income base.



The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of the investment portfolios.

5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

..  fixed account,

..  the available investment portfolio(s), or

..  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account. After commencement of a period certain variable annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT




At the time you buy the contract, you can elect a Guaranteed Minimum Income Benefit (GMIB) rider. Effective February 9, 2004, we offer two different versions of the GMIB, only one of which will be offered in any particular state. If approved in your state, Version II of the GMIB (GMIB II) is offered under the contract. Otherwise, Version I of the GMIB (GMIB I) will be offered. Both GMIB II and GMIB I are described below.



It is important to recognize that neither the GMIB II nor the GMIB I establishes or guarantees your account value or a minimum return for any subaccount, and the "income base" that is guaranteed by the GMIB II or GMIB I is not available for cash withdrawals. Rather, the GMIB II and GMIB I are designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.

The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the GMIB II or GMIB I Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative, so the amount of guaranteed minimum lifetime income that the GMIB II or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.



DESCRIPTION OF GMIB II



The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.



INCOME BASE. The income base is the greater of (a) or (b) below.



(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal. On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.



(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:



  (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and



 (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:



     (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal; or



     (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.



In determining the GMIB II annuity income, an amount equal to any premium and other taxes that may apply will be deducted from the income base.



The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.



EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:



(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:



                     Age at Annuitization Guarantee Period
                     -------------------- ----------------
                             80                  9
                             81                  8
                             82                  7
                             83                  6
                          84 and 85              5



(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.



These options are described in the contract and the GMIB II rider.



If you exercise the GMIB II, your annuity payments will be the greater of:



.. the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or



.. the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")



Partial annuitizations are not permitted under the GMIB II.



If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see
"Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.



TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:



      a) The 30th day following the contract anniversary on or following your 85th birthday;



      b) The date you make a complete withdrawal of your account value;



      c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;



      d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or



      e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.



When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.



DESCRIPTION OF GMIB I





You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.



INCOME BASE. The income base is the greater of (a) or (b) minus (c) below:



(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary

   Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.



(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:



  (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;



 (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:



     (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or



     (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.



(c) An amount equal to premium and other taxes.



It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.



OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants)


must be the same. If a non-natural person owns the contract, then annuitant will deemed to be the owner in determining the income base and GMIB payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.



Upon the exercise of the GMIB I, your annuity payments will be the greater of:



.. The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or



.. The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")




EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:



.. A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or



..  A joint survivor life annuity with a 10 year period certain.



TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:



.. The date you elect to receive annuity payments either under the GMIB I rider or the contract;



.. The 30th day following the contract anniversary immediately after your 85th birthday;



..  The date you make a complete withdrawal of your account value;



.. Death of the owner or death of the annuitant if a non-natural person owns the contract; or



..  Change of the owner, for any reason, unless we otherwise agree.



MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB I rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.



When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.



GMIB II, GMIB I AND QUALIFIED CONTRACTS



The GMIB II and GMIB I may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified

Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB II or GMIB I. You should consult your account representative or tax adviser.


6.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1) by making a withdrawal (either a partial or a complete withdrawal);

(2) by electing to receive annuity payments; or

(3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

..  less any premium or other tax,

..  less any account fee, and


..  less any applicable pro rata GMIB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWALS YOU MAKE.



How to withdraw all or part of your account value.



.. You must submit a request to our Annuity Service Center. (See "Requests and Elections.")





.. You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



.. We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. For a more complete explanation see "Federal Income Tax Status."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 20% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

.. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..  trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

.. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


7.  PERFORMANCE


We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee and GMIB II or GMIB I rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, GMIB II or GMIB I rider charge and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the guaranteed minimum income benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.


8.  DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1) the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider the death benefit will be the greatest of:


(1) the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3) the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

.. Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

.. for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1) the account value; or

(2) the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

(a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to
   (i) less (ii), where:

  (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

 (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

(a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

(b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT -
 EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up to age 80 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                              Benefit Percentage
                         Issue Age          Percentage
                         ---------          ----------
                         Ages 69 or younger     40%
                         Ages 70-79             25%
                         Ages 80 and above       0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value.

DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then-current underwriting standards). However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.
In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2;

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as page 27 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2004, $3,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and its riders. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $9,000 for 2004. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.





SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a nongovernmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.



OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS USA

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company, a New York life insurance company. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a Separate Account, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.




We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios (see "Fee Tables and Examples -- Investment Portfolio Expenses" and the fund prospectuses). These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.



SELLING FIRMS



We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions and some form of non-cash compensation. A group of selected selling firms receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 2% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions beginning in year two up to 1.25% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the contracts). Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. A list of selling firms that received additional compensation in 2003 is set forth in the Statement of Additional Information in the "Distribution" section.


REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:

..  Through your registered representative

..  By telephone at (1-800-343-8496), between the hours of 7:30AM and 5:30PM
   Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


..  In writing to our Annuity Service Center



..  By fax at (515) 457-4400 or


..  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.




We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Telephone and computer systems may not always be available. Any telephone or computer systems, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the our Annuity Service Center.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP

OWNER. You, as the owner of the contract, have all the interest and rights under the contract.


These rights include the right to:



..  change beneficiary.



.. change the annuitant before the annuity date (subject to our underwriting and administrative rules).



..  assign the contract (subject to limitation).



..  change the payment option.



.. exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by joint owners, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The annuitant is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Condensed Financial Information
   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2003. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combinations of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


CHART 1 - Contracts with the Standard Death Benefit - Principal Protection and no additional death benefit riders (total separate account product charges equal 1.75% on an annual basis)



1.75% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.926916          10.0000
   01/01/2002    to    12/31/2002           10.926916      8.794646      35,314.6582
   01/01/2003    to    12/31/2003            8.794646     11.664171   1,582,080.9990
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   03/21/2001    to    12/31/2001            8.051927      7.297407         417.7539
   01/01/2002    to    12/31/2002            7.297407      5.174685      94,446.3944
   01/01/2003    to    12/31/2003            5.174685      6.656250   2,189,655.8426
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   03/21/2001    to    12/31/2001           13.981699     13.958144           7.1442
   01/01/2002    to    12/31/2002           13.958144     13.637350     177,525.5888
   01/01/2003    to    12/31/2003           13.637350     15.968273   2,217,899.1634
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   03/21/2001    to    12/31/2001           39.172931     41.332654         319.5850
   01/01/2002    to    12/31/2002           41.332654     33.255789      66,863.0866
   01/01/2003    to    12/31/2003           33.255789     42.722358   1,078,327.5527
------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.982498         842.2689
   01/01/2002    to    12/31/2002           10.982498      9.624517      58,803.6492
   01/01/2003    to    12/31/2003            9.624517     11.933125     969,677.0465
------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     11.842911         537.4232
   01/01/2002    to    12/31/2002           11.842911      8.436574      78,786.3564
   01/01/2003    to    12/31/2003            8.436574     11.512395   1,016,218.6566
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)





                                                                         NUMBER OF
                                           ACCUMULATION  ACCUMULATION   ACCUMULATION
                                           UNIT VALUE AT UNIT VALUE AT     UNITS
                                           BEGINNING OF     END OF     OUTSTANDING AT
                                              PERIOD        PERIOD     END OF PERIOD
-------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   03/21/2001    to    12/31/2001             8.148287      8.054163          11.4914
   01/01/2002    to    12/31/2002             8.054163      6.267212      57,735.6879
   01/01/2003    to    12/31/2003             6.267212      7.657424     517,765.8984
-------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   03/21/2001    to    12/31/2001             8.816936      8.368935       1,435.9007
   01/01/2002    to    12/31/2002             8.368935      7.253192     134,274.1499
   01/01/2003    to    12/31/2003             7.253192      9.411295     782,001.8856
-------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   03/21/2001    to    12/31/2001            10.023590     10.139497      43,082.4136
   01/01/2002    to    12/31/2002            10.139497     10.072814     212,892.9182
   01/01/2003    to    12/31/2003            10.072814      9.941055     762,469.3722
-------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   03/21/2001    to    12/31/2001             8.569657      8.454566       4,633.7890
   01/01/2002    to    12/31/2002             8.454566      6.252719     269,974.7895
   01/01/2003    to    12/31/2003             6.252719      7.897196   4,020,523.3423
-------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003            10.000000     10.411529   2,159,263.8369
-------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   03/21/2001    to    12/31/2001             7.243551      6.084522         662.6044
   01/01/2002    to    12/31/2002             6.084522      2.945671      18,134.4624
   01/01/2003    to    12/31/2003             2.945671      4.561046     751,484.2936
-------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   03/21/2001    to    12/31/2001            10.174739     10.520891       1,852.7054
   01/01/2002    to    12/31/2002            10.520891     11.299212     501,199.7381
   01/01/2003    to    12/31/2003            11.299212     11.581293   2,576,587.2669
-------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002    to    12/31/2002            10.000000      8.213229      74,526.2530
   01/01/2003    to    12/31/2003             8.213229     11.414006   1,753,064.5796
-------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   03/21/2001    to    12/31/2001             8.109446      8.224634       1,643.2026
   01/01/2002    to    12/31/2002             8.224634      4.522735     164,666.0692
   01/01/2003    to    12/31/2003             4.522735      6.072712   2,709,467.8857
-------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




1.75% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   03/21/2001    to    12/31/2001                    10.012773     10.141791       2,185.7964
   01/01/2002    to    12/31/2002                    10.141791      8.316339     274,122.3814
   01/01/2003    to    12/31/2003                     8.316339     10.683910   2,758,052.1367
---------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   03/21/2001    to    12/31/2001                    10.012738     11.930366       6,245.9139
   01/01/2002    to    12/31/2002                    11.930366     10.660472     157,716.6918
   01/01/2003    to    12/31/2003                    10.660472     13.862260   2,071,231.0065
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002                    10.000000      7.610208     115,376.1396
   01/01/2003    to    12/31/2003                     7.610208      9.698673   1,534,395.9590
---------------------------------------------------------------------------------------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001    to    12/31/2001                    10.000000     10.841188          10.0000
   01/01/2002    to    12/31/2002                    10.841188      8.254239      51,221.1153
   01/01/2003    to    12/31/2003                     8.254239     10.371889     800,039.6336
---------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



CHART 2 -  Contracts with the Compounded-Plus Death Benefit and the Additional
           Death Benefit - Earnings Preservation Benefit (total separate account product charges, applicable on and after May 1, 2003, equal 2.35% on an annual basis)



2.35% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                             ACCUMULATION  ACCUMULATION     UNITS
                                             UNIT VALUE AT UNIT VALUE AT OUTSTANDING
                                             BEGINNING OF     END OF      AT END OF
                                                PERIOD        PERIOD        PERIOD
-------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.751972     11.681191   22,870.1223
-------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               5.505944      6.670371   38,594.6771
-------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003    to    12/31/2003              14.697264     16.001984   40,798.0313
-------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003    to    12/31/2003              34.555426     42.813039   16,486.9278
-------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003    to    12/31/2003               9.728989     11.950479   13,662.3900
-------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.707674     11.529220   11,299.8892
-------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.425734      7.673689    8,062.6757
-------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               7.334391      9.431243   13,276.5535
-------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003    to    12/31/2003              10.096666      9.962023   30,267.8317
-------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.545686      7.913983   61,089.4884
-------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.369837   43,219.6706
-------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               3.305316      4.570789    6,126.6856
-------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003    to    12/31/2003              11.613154     11.605709   48,112.4033
-------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                       NUMBER OF
                                                                      ACCUMULATION
                                          ACCUMULATION  ACCUMULATION     UNITS
                                          UNIT VALUE AT UNIT VALUE AT OUTSTANDING
                                          BEGINNING OF     END OF      AT END OF
                                             PERIOD        PERIOD        PERIOD
----------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003    to    12/31/2003            8.471513     11.408322   21,361.1763
----------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003            4.758231      6.085641   32,273.8540
----------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003    to    12/31/2003            8.556367     10.706572   37,900.8225
----------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003           10.939577     13.891662   25,117.1070
----------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003            8.069248      9.693860   22,287.5335
----------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003            8.627802     10.387019            --
----------------------------------------------------------------------------------

APPENDIX B


PARTICIPATING INVESTMENT PORTFOLIOS



Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



MET INVESTORS SERIES TRUST (CLASS B):



Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:



MET/AIM MID CAP CORE EQUITY PORTFOLIO



SUBADVISER: A I M Capital Management, Inc.



INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.



MET/AIM SMALL CAP GROWTH PORTFOLIO



SUBADVISER: A I M Capital Management, Inc.



INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.



GOLDMAN SACHS MID-CAP VALUE PORTFOLIO



SUBADVISER: Goldman Sachs Asset Management



INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.



HARRIS OAKMARK INTERNATIONAL PORTFOLIO



SUBADVISER: Harris Associates L.P.



INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.



JANUS AGGRESSIVE GROWTH PORTFOLIO



SUBADVISER: Janus Capital Management LLC



INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.



LORD ABBETT BOND DEBENTURE PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.



LORD ABBETT GROWTH AND INCOME PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.



MFS(R) RESEARCH INTERNATIONAL PORTFOLIO



SUBADVISER: Massachusetts Financial Services Company



INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.



NEUBERGER BERMAN REAL ESTATE PORTFOLIO



SUBADVISER: Neuberger Berman Management Inc.



INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.



OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



SUBADVISER: OppenheimerFunds, Inc.



INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.



MONEY MARKET PORTFOLIO



SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

PIMCO INFLATION PROTECTED BOND PORTFOLIO



SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.



PIMCO TOTAL RETURN PORTFOLIO



SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



PIMCO PEA INNOVATION PORTFOLIO



SUBADVISER: PEA Capital LLC (formerly, PIMCO Equity Advisors LLC)



INVESTMENT OBJECTIVE: The PIMCO PEA Innovation Portfolio seeks capital appreciation; no consideration is given to income.



MET/PUTNAM RESEARCH PORTFOLIO



SUBADVISER: Putnam Investment Management, LLC



INVESTMENT OBJECTIVE: The Met/Putnam Research Portfolio seeks capital appreciation.



THIRD AVENUE SMALL CAP VALUE PORTFOLIO



SUBADVISER: Third Avenue Management LLC



INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long term capital appreciation.



T. ROWE PRICE MID-CAP GROWTH PORTFOLIO



SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.



TURNER MID-CAP GROWTH PORTFOLIO



SUBADVISER: Turner Investment Partners



INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:



DAVIS VENTURE VALUE PORTFOLIO (CLASS E)



SUBADVISER: Davis Selected Advisers, L.P., Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.



INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.



HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



SUBADVISER: Harris Associates L.P.



INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.



JENNISON GROWTH PORTFOLIO



SUBADVISER: Jennison Associates LLC



INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.



METLIFE STOCK INDEX PORTFOLIO



SUBADVISER: Metropolitan Life Insurance Company



INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                      AND

                    METLIFE INVESTORS USA INSURANCE COMPANY


                                   SERIES C



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2004, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2004.


SAI 0504 C USA

                             TABLE OF CONTENTS PAGE


           COMPANY...............................................  3

           EXPERTS...............................................  3

           CUSTODIAN.............................................  3

           LEGAL MATTERS.........................................  3

           DISTRIBUTION..........................................  3
              Reduction or Elimination of the Withdrawal Charge..  5

           CALCULATION OF PERFORMANCE INFORMATION................  5
              Total Return.......................................  5
              Historical Unit Values.............................  7
              Reporting Agencies.................................  7

           ANNUITY PROVISIONS....................................  7
              Variable Annuity...................................  7
              Fixed Annuity......................................  8
              Mortality and Expense Guarantee....................  9
              Legal or Regulatory Restrictions on Transactions...  9

           TAX STATUS OF THE CONTRACTS...........................  9

           CONDENSED FINANCIAL INFORMATION....................... 10

           FINANCIAL STATEMENTS.................................. 31

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company, a New York life insurance company. to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002. MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

EXPERTS


The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.


CUSTODIAN

MetLife Investors USA Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

LEGAL MATTERS


Legal matters in connection with the Contracts described in this registration statement have been passed on by Richard C. Pearson, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the Contracts.


DISTRIBUTION




Information about the distribution of the contracts is contained in the prospectus. (See "Other Information - Distribution of the Contracts.") Additional information is provided below.



The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.



MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Delaware corporation and its home office is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor received sales compensation with respect to the contracts in the Separate Account in the following amounts during the periods indicated:



                                                         AGGREGATE AMOUNT OF
                              AGGREGATE AMOUNT OF      COMMISSIONS RETAINED BY
                              COMMISSIONS PAID TO         DISTRIBUTOR AFTER
FISCAL YEAR                      DISTRIBUTOR*         PAYMENTS TO SELLING FIRMS
-----------                   -------------------     -------------------------
2001                                     $35,670,155                         $0
2002                                     $90,280,308                         $0
2003                                    $169,179,314                         $0



Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. The following list sets forth the names of Selling Firms that received additional compensation in 2003 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The Selling Firms are listed in the order of the magnitude of their additional compensation. For purposes of such ordering, the amount of compensation received by a Selling Firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors Insurance Company).



Merrill Lynch, Pierce, Fenner & Smith Inc.


A.G. Edwards & Sons, Inc.


UBS Financial Services, Inc.


Wachovia Securities, LLC


High Mark Securities, Inc.


Walnut Street Securities, Inc.


Raymond James Financial Services, Inc.


Linsco/Private Ledger Corp.


National Planning Corporation


Securities America, Inc.


Intersecurities, Inc.


RBC Dain Rauscher, Inc.


US Bancorp Investments, Inc.


Janney Montgomery Scott LLC


PNC Investments


Mutual Service Corporation


Essex National Securities, Inc.


Raymond James Financial Services, Inc.


Morgan Keegan & Company, Inc.


Raymond James and Associates, Inc.


Commonwealth Financial Network


Associated Securities Corp.


Investment Professionals, Inc.


Ferris, Baker Watts Incorporated


UVEST Financial Services Group, Inc.


United Planners' Financial Services of America


CUSO Financial Services, L.P.


Next Financial Group, Inc.


Sigma Financial Corporation


Guaranty Insurance Services, Inc.


National Planning Corporation


Robert W. Baird & Co. Incorporated


Invest Financial Corporation


SII Investments, Inc.


Brookstreet Securities Corporation


Investment Center of America


Legg Mason Wood Walker, Incorporated


Associated Securities Corp.


H.D. Vest Investment Services


H. Beck, Inc.


McDonald Investments Inc.


Securities Service Network, Inc.


Waterstone Financial Group, Inc.


XCU Capital Corporation, Inc.


Centaurus Financial, Inc.


Mellon Securities LLC


Sammons Securities Company, LLC


Infinex Investments, Inc.


Valmark Securities, Inc.


First Allied Securities, Inc.


Sicor Securities Inc.


Fiserv Investor Services, Inc.


LaSalle St. Securities, L.L.C.


Medallion Investment Services, Inc.


Scott & Stringfellow, Inc.


Ameritas Investment Corp.


Pan-American Finanical Advisors


Harbour Investments, Inc.


Moors & Cabot


Investment Planners, Inc.


Re-Direct Securities Corp.


Zions Investment Securities


Stanford Group


Commerce Brokerage Services, Inc.


FFP Securities, Inc.


Oppenheimer & Co., Inc.


Blue Vase Securities, LLC


Hancock Investment Services, Inc.


AFS Brokerage, Inc.


HSBC Brokerage (USA) Inc.



There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




REDUCTION OR ELIMINATION
OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF
PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges and GMIB rider charge. Premium taxes are not reflected.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

   P (1 + T)/n /= ERV

Where:

   P  = a hypothetical initial payment of $1,000

   T  = average annual total return

   n  = number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GMIB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The adjusted contract value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted prorata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

 (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

 (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

..  You may not make a transfer from the fixed account to the Separate Account;

.. Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

.. You may make a transfer from the Separate Account to the fixed account. The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.


OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.




REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

APPENDIX A

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2003. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select.




CHART 3 - Contracts issued on and after May 1, 2003, with the Standard Death
          Benefit - Principal Protection (total separate account product charges equal 1.75% on an annual basis)



1.75% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                         NUMBER OF
                                           ACCUMULATION  ACCUMULATION   ACCUMULATION
                                           UNIT VALUE AT UNIT VALUE AT     UNITS
                                           BEGINNING OF     END OF     OUTSTANDING AT
                                              PERIOD        PERIOD     END OF PERIOD
-------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003             8.704299     11.664171   1,582,080.9990
-------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003             5.472328      6.656250   2,189,655.8426
-------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003    to    12/31/2003            14.607628     15.968273   2,217,899.1634
-------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003    to    12/31/2003            34.344447     42.722358   1,078,327.5527
-------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003    to    12/31/2003             9.676034     11.933125     969,677.0465
-------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003             8.660245     11.512395   1,016,218.6566
-------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003    to    12/31/2003             6.386488      7.657424     517,765.8984
-------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003             7.289616      9.411295     782,001.8856
-------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003    to    12/31/2003            10.035084      9.941055     762,469.3722
-------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003    to    12/31/2003             6.505698      7.897196   4,020,523.3423
-------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003            10.000000     10.411529   2,159,263.8369
-------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003    to    12/31/2003             3.285104      4.561046     751,484.2936
-------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


1.75% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003    to    12/31/2003           11.542328     11.581293   2,576,587.2669
------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003    to    12/31/2003            8.441884     11.414006   1,753,064.5796
------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003            4.729155      6.072712   2,709,467.8857
------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003    to    12/31/2003            8.504143     10.683910   2,758,052.1367
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003           10.872809     13.862260   2,071,231.0065
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003            8.040998      9.698673   1,534,395.9590
------------------------------------------------------------------------------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003            8.580805     10.371889     800,039.6336
------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION


CHART 4 -  Contracts issued prior to May 1, 2003 with Annual Step-Up Death
           Benefit (total separate account product charges equal 1.85% on an annual basis)



1.85% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.924432       2,286.5989
   01/01/2002    to    12/31/2002           10.924432      8.783853     145,519.8009
   01/01/2003    to    12/31/2003            8.783853     11.638223     693,905.1242
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   03/21/2001    to    12/31/2001            8.045308      7.285714      30,383.2301
   01/01/2002    to    12/31/2002            7.285714      5.161212     413,906.1616
   01/01/2003    to    12/31/2003            5.161212      6.632300     982,469.8456
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   03/21/2001    to    12/31/2001           13.970154     13.935729      11,584.4733
   01/01/2002    to    12/31/2002           13.935729     13.601843     552,961.5418
   01/01/2003    to    12/31/2003           13.601843     15.910789   1,258,631.5279
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   03/21/2001    to    12/31/2001           39.140014     41.265681      12,641.7390
   01/01/2002    to    12/31/2002           41.265681     33.168661     247,664.1702
   01/01/2003    to    12/31/2003           33.168661     42.567883     584,959.4284
------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.980009       1,090.4842
   01/01/2002    to    12/31/2002           10.980009      9.612701     140,993.8938
   01/01/2003    to    12/31/2003            9.612701     11.906570     521,480.1407
------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     11.840229       1,107.2155
   01/01/2002    to    12/31/2002           11.840229      8.426214     305,189.0484
   01/01/2003    to    12/31/2003            8.426214     11.486783     523,374.0555
------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   03/21/2001    to    12/31/2001            8.141603      8.041271      20,788.6354
   01/01/2002    to    12/31/2002            8.041271      6.250922     249,285.3435
   01/01/2003    to    12/31/2003            6.250922      7.629894     387,068.3549
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   03/21/2001    to    12/31/2001            8.809693      8.355529      22,079.3450
   01/01/2002    to    12/31/2002            8.355529      7.234336     448,758.5301
   01/01/2003    to    12/31/2003            7.234336      9.377452     631,897.8968
------------------------------------------------------------------------------------

1.85% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   03/21/2001    to    12/31/2001              10.037068     10.123246      59,895.3346
   01/01/2002    to    12/31/2002              10.123246     10.046614     569,120.2872
   01/01/2003    to    12/31/2003              10.046614      9.905288     554,765.0463
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   03/21/2001    to    12/31/2001               8.562629      8.441032      39,783.6444
   01/01/2002    to    12/31/2002               8.441032      6.236469     944,987.3446
   01/01/2003    to    12/31/2003               6.236469      7.868815   2,126,740.6059
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.404570   1,399,327.9333
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   03/21/2001    to    12/31/2001               7.237597      6.074755      10,902.2289
   01/01/2002    to    12/31/2002               6.074755      2.937996     118,512.5513
   01/01/2003    to    12/31/2003               2.937996      4.544634     295,398.1790
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   03/21/2001    to    12/31/2001              10.166411     10.504077      64,645.0224
   01/01/2002    to    12/31/2002              10.504077     11.269887   1,324,727.6724
   01/01/2003    to    12/31/2003              11.269887     11.539697   2,012,812.7657
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002    to    12/31/2002              10.000000      8.207727     252,665.8726
   01/01/2003    to    12/31/2003               8.207727     11.394974     811,782.6217
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   03/21/2001    to    12/31/2001               8.102768      8.211448      36,128.3584
   01/01/2002    to    12/31/2002               8.211448      4.510946     549,320.3061
   01/01/2003    to    12/31/2003               4.510946      6.050840   1,242,201.9191
---------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   03/21/2001    to    12/31/2001              10.004560     10.125565      42,180.0449
   01/01/2002    to    12/31/2002              10.125565      8.294725     890,886.6302
   01/01/2003    to    12/31/2003               8.294725     10.645503   1,634,484.8568
---------------------------------------------------------------------------------------

1.85% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   03/21/2001    to    12/31/2001                    10.004564     11.911307      35,600.4810
   01/01/2002    to    12/31/2002                    11.911307     10.632791     555,221.1762
   01/01/2003    to    12/31/2003                    10.632791     13.812463   1,075,845.2084
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002                    10.000000      7.605115     523,517.8814
   01/01/2003    to    12/31/2003                     7.605115      9.682520     819,779.1594
---------------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001    to    12/31/2001                    10.000000     10.838729       6,992.7311
   01/01/2002    to    12/31/2002                    10.838729      8.244099     235,121.2089
   01/01/2003    to    12/31/2003                     8.244099     10.348811     388,047.7414
---------------------------------------------------------------------------------------------

CHART 5 -  Contracts issued on and after May 1, 2003 with the Annual Step-Up
           Death Benefit (total separate account product charges equal 1.95% on an annual basis)





1.95% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.677177     11.612325     781,668.7501
---------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               5.445302      6.614545     987,282.7311
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003    to    12/31/2003              14.535517     15.868232     979,830.7140
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003    to    12/31/2003              34.174237     42.453930     501,323.1348
---------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003    to    12/31/2003               9.645900     11.880101     450,311.2562
---------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.633255     11.461223     462,187.7534
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.354971      7.609468     284,298.8638
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               7.253635      9.352342     377,148.1127
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               9.985579      9.878798     226,671.0520
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.473585      7.847734   1,901,388.5297
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.397609   1,480,337.2701
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               3.268861      4.532449     282,525.3005
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003    to    12/31/2003              11.485434     11.508812   1,335,415.3321
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.425003     11.375998     790,315.7162
---------------------------------------------------------------------------------------

1.95% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003                     4.705778      6.034637   1,083,875.3695
---------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003    to    12/31/2003                     8.462180     10.617019   1,328,336.0375
---------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                    10.819204     13.775530     879,936.1828
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                     8.024909      9.666362     790,153.4842
---------------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003                     8.554059     10.325768     229,172.2847
---------------------------------------------------------------------------------------------

CHART 6 -  Contracts with the Standard Death Benefit - Principal Protection and the Additional Death Benefit-Earnings Preservation Benefit; and Contracts issued prior to May 1, 2003 with the Compounded Plus Death Benefit (total separate account product charges equal 2.00% on an annual basis)



2.00% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.920707         10.0000
   01/01/2002    to    12/31/2002           10.920707      8.767679     55,895.1213
   01/01/2003    to    12/31/2003            8.767679     11.599408    323,720.5784
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   03/21/2001    to    12/31/2001            8.059291      7.289812      2,279.4184
   01/01/2002    to    12/31/2002            7.289812      5.156360    168,610.8216
   01/01/2003    to    12/31/2003            5.156360      6.616144    455,358.6195
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   03/21/2001    to    12/31/2001           13.994443     13.943623          7.1442
   01/01/2002    to    12/31/2002           13.943623     13.589148    159,766.2439
   01/01/2003    to    12/31/2003           13.589148     15.872127    417,792.4078
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   03/21/2001    to    12/31/2001           39.208618     41.289644          2.3724
   01/01/2002    to    12/31/2002           41.289644     33.138079     87,441.4291
   01/01/2003    to    12/31/2003           33.138079     42.464964    236,378.2919
------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.976269         10.0000
   01/01/2002    to    12/31/2002           10.976269      9.595007     32,906.1139
   01/01/2003    to    12/31/2003            9.595007     11.866859    191,879.5904
------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     11.836197         10.0000
   01/01/2002    to    12/31/2002           11.836197      8.410685     95,304.1592
   01/01/2003    to    12/31/2003            8.410685     11.448459    209,079.3313
------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   03/21/2001    to    12/31/2001            8.155714      8.045779         11.4914
   01/01/2002    to    12/31/2002            8.045779      6.245031     27,216.8752
   01/01/2003    to    12/31/2003            6.245031      7.611301     70,796.5636
------------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL SUB-ACCOUNT
   03/21/2001    to    12/31/2001            8.824971      8.360216      1,845.0193
   01/01/2002    to    12/31/2002            8.360216      7.227526    124,526.9968
   01/01/2003    to    12/31/2003            7.227526      9.354589    125,668.3031
------------------------------------------------------------------------------------

2.00% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   03/21/2001    to    12/31/2001              10.030866     10.128944     89,517.6100
   01/01/2002    to    12/31/2002              10.128944     10.037211    248,662.5079
   01/01/2003    to    12/31/2003              10.037211      9.881184    147,194.2876
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   03/21/2001    to    12/31/2001               8.576351      8.445763         10.9300
   01/01/2002    to    12/31/2002               8.445763      6.230588    265,758.4845
   01/01/2003    to    12/31/2003               6.230588      7.849613    764,564.4127
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.394134    322,336.5344
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   03/21/2001    to    12/31/2001               7.250195      6.078185        941.2984
   01/01/2002    to    12/31/2002               6.078185      2.935223     35,779.4994
   01/01/2003    to    12/31/2003               2.935223      4.533561    104,135.7145
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   03/21/2001    to    12/31/2001              10.184016     10.509943          9.7166
   01/01/2002    to    12/31/2002              10.509943     11.259283    413,082.4084
   01/01/2003    to    12/31/2003              11.259283     11.511554    497,120.5407
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002    to    12/31/2002              10.000000      8.199490     84,149.4627
   01/01/2003    to    12/31/2003               8.199490     11.366509    309,778.3536
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   03/21/2001    to    12/31/2001               8.116847      8.216069         11.4784
   01/01/2002    to    12/31/2002               8.216069      4.506699    221,747.4574
   01/01/2003    to    12/31/2003               4.506699      6.036086    372,163.5120
---------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   03/21/2001    to    12/31/2001              10.021889     10.131238      1,610.1809
   01/01/2002    to    12/31/2002              10.131238      8.286912    241,241.7816
   01/01/2003    to    12/31/2003               8.286912     10.619550    482,534.2938
---------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   03/21/2001    to    12/31/2001              10.021862     11.917960          8.6410
   01/01/2002    to    12/31/2002              11.917960     10.622765    151,640.2874
   01/01/2003    to    12/31/2003              10.622765     13.778783    382,297.8868
---------------------------------------------------------------------------------------

2.00% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002           10.000000      7.597472    196,377.5308
   01/01/2003    to    12/31/2003            7.597472      9.658301    292,340.8749
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001    to    12/31/2001           10.000000     10.835035         10.0000
   01/01/2002    to    12/31/2002           10.835035      8.228910     67,335.2751
   01/01/2003    to    12/31/2003            8.228910     10.314288    154,141.2558
------------------------------------------------------------------------------------

CHART 7 -  Contracts issued on and after May 1, 2003 with the Standard Death
           Benefit -- Principal Protection and the Additional Earnings Preservation Benefit (total separate account product charges equal 2.00% on an annual basis)


2.00% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.670416     11.599408    323,720.5784
---------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               5.448435      6.616144    455,358.6195
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003    to    12/31/2003              14.543946     15.872127    417,792.4078
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003    to    12/31/2003              34.194526     42.464964    236,378.2919
---------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003    to    12/31/2003               9.638372     11.866859    191,879.5904
---------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.626518     11.448459    209,079.3313
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.358618      7.611301     70,796.5636
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               7.257802      9.354589    125,668.3031
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               9.991329      9.881184    147,194.2876
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.477297      7.849613    764,564.4127
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.394134    322,336.5344
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               3.270753      4.533561    104,135.7145
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003    to    12/31/2003              11.492012     11.511554    497,120.5407
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.420782     11.366509    309,778.3536
---------------------------------------------------------------------------------------

2.00% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003            4.708482      6.036086    372,163.5120
------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003    to    12/31/2003            8.467022     10.619550    482,534.2938
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT
(CLASS B)
   05/01/2003    to    12/31/2003           10.825376     13.778783    382,297.8868
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003            8.020892      9.658301    292,340.8749
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003            8.547392     10.314288    154,141.2558
------------------------------------------------------------------------------------

CHART 8 -  Contracts issued on and after May 1, 2003, with Compounded-Plus
           Death Benefit (total separate account product charges equal 2.10% on an annual basis)



2.10% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.656901     11.573593    275,990.1632
---------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               5.428880      6.587999    445,542.9081
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003    to    12/31/2003              14.491741     15.804598    496,122.6947
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003    to    12/31/2003              34.071205     42.283588    202,971.8626
---------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003    to    12/31/2003               9.623346     11.840454    193,987.4061
---------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.613079     11.423010    187,251.9952
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.335806      7.578934    161,525.8528
---------------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               7.231777      9.314826    179,013.5013
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               9.955486      9.839155    186,329.9062
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.454056      7.816236    768,883.4795
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.387187    372,324.0633
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               3.259001      4.514266     86,731.5188
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003    to    12/31/2003              11.450865     11.462669    547,661.9915
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.412359     11.347568    287,035.8217
---------------------------------------------------------------------------------------

2.10% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003            4.691577      6.010409    460,188.1630
------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003    to    12/31/2003            8.436669     10.574416    533,153.0984
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003           10.786608     13.720284    390,944.8834
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003            8.012862      9.642193    296,263.2125
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003            8.534069     10.291333    158,767.9080
------------------------------------------------------------------------------------

CHART 9 -  Contracts issued prior to May 1, 2003 with the Annual Step-Up Death
           Benefit and additional Death Benefit--Earnings Preservation Benefit (total separate account product charges equal 2.10% on an annual basis)



2.10% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.918227        246.6594
   01/01/2002    to    12/31/2002           10.918227      8.756916     41,764.3818
   01/01/2003    to    12/31/2003            8.756916     11.573593    275,990.1632
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   03/21/2001    to    12/31/2001            8.047353      7.273333     28,976.0472
   01/01/2002    to    12/31/2002            7.273333      5.139555    121,883.6353
   01/01/2003    to    12/31/2003            5.139555      6.587999    445,542.9081
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   03/21/2001    to    12/31/2001           13.973693     13.912076      3,698.2629
   01/01/2002    to    12/31/2002           13.912076     13.544852     60,620.1121
   01/01/2003    to    12/31/2003           13.544852     15.804598    496,122.6947
------------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME SUB-ACCOUNT
   03/21/2001    to    12/31/2001           39.149903     41.195623     13,343.4531
   01/01/2002    to    12/31/2002           41.195623     33.029514     51,219.7087
   01/01/2003    to    12/31/2003           33.029514     42.283588    202,971.8626
------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.973778      4,231.7300
   01/01/2002    to    12/31/2002           10.973778      9.583231     49,001.7782
   01/01/2003    to    12/31/2003            9.583231     11.840454    193,987.4061
------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     11.833517         10.0000
   01/01/2002    to    12/31/2002           11.833517      8.400363     58,847.5076
   01/01/2003    to    12/31/2003            8.400363     11.423010    187,251.9952
------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   03/21/2001    to    12/31/2001            8.143664      8.027613     29,946.9371
   01/01/2002    to    12/31/2002            8.027613      6.224695     82,793.7210
   01/01/2003    to    12/31/2003            6.224695      7.578934    161,525.8528
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   03/21/2001    to    12/31/2001            8.811921      8.341342     10,555.6419
   01/01/2002    to    12/31/2002            8.341342      7.203994     91,754.2761
   01/01/2003    to    12/31/2003            7.203994      9.314826    179,013.5013
------------------------------------------------------------------------------------

2.10% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   03/21/2001    to    12/31/2001              10.039561     10.106064     22,890.8507
   01/01/2002    to    12/31/2002              10.106064     10.004520     67,440.5347
   01/01/2003    to    12/31/2003              10.004520      9.839155    186,329.9062
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   03/21/2001    to    12/31/2001               8.564804      8.426695     40,349.8349
   01/01/2002    to    12/31/2002               8.426695      6.210289    196,297.8653
   01/01/2003    to    12/31/2003               6.210289      7.816236    768,883.4795
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.387187    372,324.0633
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   03/21/2001    to    12/31/2001               7.239358      6.064428      9,170.9582
   01/01/2002    to    12/31/2002               6.064428      2.925649     27,961.9367
   01/01/2003    to    12/31/2003               2.925649      4.514266     86,731.5188
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   03/21/2001    to    12/31/2001              10.168992     10.486253      4,143.0119
   01/01/2002    to    12/31/2002              10.486253     11.222686    186,013.9359
   01/01/2003    to    12/31/2003              11.222686     11.462669    547,661.9915
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002    to    12/31/2002              10.000000      8.194000     40,475.4661
   01/01/2003    to    12/31/2003               8.194000     11.347568    287,035.8217
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   03/21/2001    to    12/31/2001               8.104825      8.197496     17,201.3222
   01/01/2002    to    12/31/2002               8.197496      4.492007    136,027.9066
   01/01/2003    to    12/31/2003               4.492007      6.010409    460,188.1630
---------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   03/21/2001    to    12/31/2001              10.007092     10.108370     45,756.6797
   01/01/2002    to    12/31/2002              10.108370      8.259938    190,628.6535
   01/01/2003    to    12/31/2003               8.259938     10.574416    533,153.0984
---------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   03/21/2001    to    12/31/2001              10.007107     11.891112     24,632.4706
   01/01/2002    to    12/31/2002              11.891112     10.588230    148,919.4605
   01/01/2003    to    12/31/2003              10.588230     13.720284    390,944.8834
---------------------------------------------------------------------------------------

2.10% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002           10.000000      7.592378     45,658.2081
   01/01/2003    to    12/31/2003            7.592378      9.642193    296,263.2125
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001    to    12/31/2001           10.000000     10.832576      3,251.8681
   01/01/2002    to    12/31/2002           10.832576      8.218811    120,581.3607
   01/01/2003    to    12/31/2003            8.218811     10.291333    158,767.9080
------------------------------------------------------------------------------------

CHART 10 - Contracts issued on and after May 1, 2003, with the Annual Step-Up
           Death Benefit and the Additional Death Benefit-Earnings Preservation Benefit (total separate account product charges equal 2.20% on an annual basis)



2.20% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.751972     11.692887     84,441.7181
---------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               5.505944      6.677059    111,959.8556
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003    to    12/31/2003              14.697264     16.018030     94,200.6834
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003    to    12/31/2003              34.555426     42.855921     47,172.6704
---------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003    to    12/31/2003               9.728989     11.962451     65,490.3457
---------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.707674     11.540760     49,029.8676
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.425734      7.681378     26,439.5579
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003    to    12/31/2003               7.334391      9.440699     62,904.1291
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003    to    12/31/2003              10.096666      9.972016     48,372.8984
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003    to    12/31/2003               6.545686      7.921912    185,809.7568
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.380246    103,195.1267
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003    to    12/31/2003               3.305316      4.575366     38,099.6066
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003    to    12/31/2003              11.613154     11.617358    100,506.0206
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003    to    12/31/2003               8.471513     11.419748     84,783.0762
---------------------------------------------------------------------------------------

2.20% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003    to    12/31/2003            4.758231      6.091734    169,626.3048
------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003    to    12/31/2003            8.556367     10.717292    131,026.5692
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003           10.939577     13.905578    112,821.5756
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003            8.069248      9.703565     85,681.2707
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003    to    12/31/2003            8.627802     10.397428     39,139.6573
------------------------------------------------------------------------------------

CHART 11 - Contracts issued prior to May 1, 2003 with the Compounded Plus Death
           Benefit and the Additional Death Benefit-Earnings Preservation Benefit (total separate account product charges equal 2.25% on an annual basis)



2.25% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.914501        10.0000
   01/01/2002    to    12/31/2002           10.914501      8.740772    37,869.7946
   01/01/2003    to    12/31/2003            8.740772     11.534955    45,292.1947
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   03/21/2001    to    12/31/2001            8.066646      7.282231        12.9562
   01/01/2002    to    12/31/2002            7.282231      5.138103    53,414.4345
   01/01/2003    to    12/31/2003            5.138103      6.576276    55,020.8615
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   03/21/2001    to    12/31/2001           14.007196     13.929118         7.1442
   01/01/2002    to    12/31/2002           13.929118     13.541111    15,329.7852
   01/01/2003    to    12/31/2003           13.541111     15.776564    41,637.5036
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   03/21/2001    to    12/31/2001           39.244350     41.246677       698.0470
   01/01/2002    to    12/31/2002           41.246677     33.020784    13,157.3649
   01/01/2003    to    12/31/2003           33.020784     42.209120    16,280.4310
------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     10.970039        10.0000
   01/01/2002    to    12/31/2002           10.970039      9.565587    25,610.2086
   01/01/2003    to    12/31/2003            9.565587     11.800961    31,793.6027
------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001    to    12/31/2001           10.000000     11.829489        10.0000
   01/01/2002    to    12/31/2002           11.829489      8.384889    39,540.2696
   01/01/2003    to    12/31/2003            8.384889     11.384898    37,478.6851
------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   03/21/2001    to    12/31/2001            8.163152      8.037404        11.4914
   01/01/2002    to    12/31/2002            8.037404      6.222927    25,192.9884
   01/01/2003    to    12/31/2003            6.222927      7.565436    28,473.2994
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   03/21/2001    to    12/31/2001            8.833016      8.351514        11.0741
   01/01/2002    to    12/31/2002            8.351514      7.201956    53,815.5361
   01/01/2003    to    12/31/2003            7.201956      9.298241    53,980.6434
------------------------------------------------------------------------------------

2.25% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   03/21/2001    to    12/31/2001              10.038161     10.118399         9.8831
   01/01/2002    to    12/31/2002              10.118399     10.001729    47,400.5092
   01/01/2003    to    12/31/2003              10.001729      9.821664    14,035.9930
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   03/21/2001    to    12/31/2001               8.585295      8.436969        10.9300
   01/01/2002    to    12/31/2002               8.436969      6.208524    46,414.9822
   01/01/2003    to    12/31/2003               6.208524      7.802322    58,151.3192
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.376770    12,502.5955
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   03/21/2001    to    12/31/2001               7.256834      6.071856        14.2387
   01/01/2002    to    12/31/2002               6.071856      2.924829    71,890.6714
   01/01/2003    to    12/31/2003               2.924829      4.506250    72,010.5444
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   03/21/2001    to    12/31/2001              10.193293     10.499015         9.7166
   01/01/2002    to    12/31/2002              10.499015     11.219500    71,167.1738
   01/01/2003    to    12/31/2003              11.219500     11.442232    80,149.5305
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002    to    12/31/2002              10.000000      8.185772    20,020.3254
   01/01/2003    to    12/31/2003               8.185772     11.319216    28,672.1440
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   03/21/2001    to    12/31/2001               8.124250      8.207514        11.4784
   01/01/2002    to    12/31/2002               8.207514      4.490732    79,785.5966
   01/01/2003    to    12/31/2003               4.490732      5.999707    83,762.1612
---------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   03/21/2001    to    12/31/2001              10.031026     10.120696         9.5713
   01/01/2002    to    12/31/2002              10.120696      8.257592    51,017.2463
   01/01/2003    to    12/31/2003               8.257592     10.555580    54,387.7414
---------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   03/21/2001    to    12/31/2001              10.030991     11.905572         8.6410
   01/01/2002    to    12/31/2002              11.905572     10.585189    45,995.3355
   01/01/2003    to    12/31/2003              10.585189     13.695808    49,245.0099
---------------------------------------------------------------------------------------

2.25% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002    to    12/31/2002           10.000000      7.584747    21,564.6607
   01/01/2003    to    12/31/2003            7.584747      9.618084    20,418.6709
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001    to    12/31/2001           10.000000     10.828879        10.0000
   01/01/2002    to    12/31/2002           10.828879      8.203658    48,782.0411
   01/01/2003    to    12/31/2003            8.203658     10.256991    49,362.5993
------------------------------------------------------------------------------------



FINANCIAL STATEMENTS



The financial statements of the Separate Account and the Company are included herein.



The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders of
MetLife Investors USA Insurance Company and
Contract Owners of MetLife Investors USA Separate Account A

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors USA Separate Account A (the Separate Account) of MetLife Investors USA Insurance Company as of December 31, 2003, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company as of December 31, 2003, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights for each of the periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 15, 2004

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2003

Sub-account assets:
  Investments:
   Met Investors Series Trust (Met Investors):
    Lord Abbett Growth & Income Portfolio                                12,225,790 shares $  298,431,528
    Lord Abbett Growth & Income Portfolio B                              25,776,118 shares    626,101,909
    Lord Abbett Bond Debenture Portfolio                                     82,941 shares        998,612
    Lord Abbett Bond Debenture Portfolio B                               40,524,126 shares    485,073,792
    JP Morgan Quality Bond Portfolio                                      2,803,352 shares     33,219,726
    Met/Putnam Research Portfolio                                         2,848,316 shares     22,815,011
    Met/Putnam Research Portfolio B                                       8,592,649 shares     68,483,413
    Oppenheimer Capital Appreciation Portfolio B                         49,152,473 shares    407,474,001
    PIMCO Inflation Protected Bond Portfolio B                           26,024,744 shares    267,794,617
    PIMCO Money Market Portfolio B                                      117,274,847 shares    117,274,847
    Janus Aggressive Growth Portfolio B                                  25,310,246 shares    176,918,622
    PIMCO Total Return Bond Portfolio                                     1,956,136 shares     22,710,739
    PIMCO Total Return Bond Portfolio B                                  41,590,191 shares    479,950,800
    PIMCO Innovation Portfolio                                              133,964 shares        647,044
    PIMCO Innovation Portfolio B                                          8,771,997 shares     42,017,863
    T Rowe Price Mid Cap Growth Portfolio B                              32,172,312 shares    203,972,459
    MFS Research International Portfolio B                               12,410,696 shares    121,500,710
    AIM Small Cap Growth Portfolio                                           30,680 shares        369,081
    AIM Small Cap Growth Portfolio B                                     12,025,747 shares    143,948,196
    AIM Mid Cap Core Equity Portfolio B                                  11,957,797 shares    146,961,328
    Harris Oakmark International Portfolio B                             16,674,384 shares    197,424,709
    Third Avenue Small Cap Value Portfolio                                   49,725 shares        577,800
    Third Avenue Small Cap Value Portfolio B                             19,257,809 shares    223,583,167
   AIM Variable Insurance Funds, Inc. (AIM):
    Premier Equity Fund                                                      75,797 shares      1,533,375
    Capital Appreciation Fund                                                37,655 shares        801,309
    International Growth Fund                                                41,364 shares        663,479
    Balanced Fund                                                           117,541 shares      1,174,236
   MFS Variable Insurance Trust (MFS):
    Research Series                                                          28,194 shares        376,389
    Investors Trust Series                                                   12,223 shares        199,719
    New Discovery Series                                                     25,034 shares        349,469
   Oppenheimer Variable Account Funds (Oppenheimer):
    Main Street Growth & Income Fund                                         88,435 shares      1,697,953
    Bond Fund                                                                38,853 shares        443,706
    Money Fund                                                              541,687 shares        541,687
    Main Street Small Cap Growth Fund                                        13,578 shares        182,493
    Strategic Bond Fund                                                      49,961 shares        252,302
   Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
    Asset Manager Portfolio                                              11,994,812 shares    173,444,974
    Growth Portfolio                                                      8,695,448 shares    269,906,711
    Contrafund Portfolio                                                 10,801,141 shares    249,830,386
    Overseas Portfolio                                                      791,883 shares     12,345,462
    Equity-Income Portfolio                                               1,091,819 shares     25,308,360
    Index 500 Portfolio                                                   1,308,897 shares    165,091,158
    Money Market Portfolio                                               26,629,538 shares     26,629,538

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2003

Sub-account assets, continued:
  Investments, continued:
   Scudder Variable Series I (Scudder I):
    International Portfolio                              2,561,151 shares $   21,155,108
   Metropolitan Life Series (MetLife):
    Davis Venture Value Fund                                30,997 shares        783,302
    Davis Venture Value Fund E                          16,758,415 shares    421,976,900
    Harris Oakmark Focused Value Fund                       16,261 shares      3,646,678
    Harris Oakmark Focused Value Fund B                  1,853,516 shares    409,942,096
    Jennison Growth Portfolio B                         18,457,647 shares    184,022,742
    MFS Total Return Series                                  5,552 shares        766,951
    Putnam International Stock Portfolio                    37,085 shares        365,662
    Janus Mid Cap Portfolio                                 64,936 shares        909,749
    Russell 2000 Index Portfolio                           186,646 shares      2,230,425
    Met/Putnam Voyager Portfolio A                          92,797 shares        419,443
    SSR Aurora Portfolio                                   165,756 shares      2,754,861
    SSR Bond Income Portfolio                                5,698 shares        658,735
    SSR Large Cap Value Portfolio                           19,905 shares        212,385
    Stock Index Portfolio                                2,365,941 shares     69,676,956
    Stock Index Portfolio B                              4,718,077 shares    135,880,626
    Alger Equity Growth                                     10,941 shares        204,813
    Lehman Brothers Aggregate Bond Index                    64,298 shares        702,781
    FI Mid Cap Opportunities                                71,202 shares        819,540
    Harris Oakmark Large Cap Value                         145,209 shares      1,751,217
    Morgan Stanley EAFE Index                              109,178 shares      1,069,948
    Mid Cap Stock Index                                    124,865 shares      1,485,897
   VanKampen LIT Funds (VanKampen):
    Emerging Growth Fund                                    21,804 shares        530,047
    Enterprise Fund                                         12,958 shares        170,007
    Growth & Income Fund                                    18,494 shares        315,500
   Federated Investors Insurance Company (Federated):
    American Leaders Fund II                                33,936 shares        648,169
    High Income Bond Fund II                                32,929 shares        263,099
    Growth Strategic Fund II                                11,113 shares        202,365
    Equity Income Fund II                                   27,739 shares        336,474
   Neuberger Berman (Neuberger):
    Genesis Trust                                              449 shares         16,629
   The Alger American Fund (Alger):
    Small Capitalization Fund                            3,424,905 shares     59,524,857
   T Rowe Price Funds (T Rowe):
    Growth Fund                                            436,588 shares     10,622,175
    International Stock Fund                                91,808 shares      1,054,871
    Prime Reserve Fund                                   1,437,342 shares      1,437,342
   Janus Capital Funds Corp. (Janus):
    Aspen Worldwide Growth                                     262 shares          6,753
   American Funds Corp. (American):
    Global Small Capitalization Fund                        90,992 shares      1,281,166
    Growth Fund                                            153,385 shares      6,979,020
    Growth & Income Fund                                   145,649 shares      4,876,338
                                                                          --------------
      Total assets                                                        $6,368,724,307
                                                                          ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2003

Sub-account liabilities:
  Due to/(from) general account, net
   Met Investors Lord Abbett Growth & Income Portfolio          $      257,572
   Met Investors Lord Abbett Growth & Income Portfolio B                     4
   Met Investors Lord Abbett Bond Debenture Portfolio                    1,368
   Met Investors Lord Abbett Bond Debenture Portfolio B                      2
   Met Investors JP Morgan Quality Bond Portfolio                       35,568
   Met Investors Met/Putnam Research Portfolio                          24,405
   Met Investors Met/Putnam Research Portfolio B                            42
   Met Investors Oppenheimer Capital Appreciation Portfolio B                2
   Met Investors PIMCO Inflation Protected Bond Portfolio B                 10
   Met Investors PIMCO Money Market Portfolio B                        (12,611)
   Met Investors Janus Aggressive Growth Portfolio B                        62
   Met Investors PIMCO Total Return Bond Portfolio                      24,051
   Met Investors PIMCO Total Return Bond Portfolio B                         3
   Met Investors PIMCO Innovation Portfolio                                757
   Met Investors PIMCO Innovation Portfolio B                              142
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                    15
   Met Investors MFS Research International Portfolio B                     17
   Met Investors AIM Small Cap Growth Portfolio                            532
   Met Investors AIM Small Cap Growth Portfolio B                           10
   Met Investors AIM Mid Cap Core Equity Portfolio B                        68
   Met Investors Harris Oakmark International Portfolio B                   35
   Met Investors Third Avenue Small Cap Value Portfolio                    721
   Met Investors Third Avenue Small Cap Value Portfolio B                   72
   AIM Premier Equity Fund                                               1,924
   AIM Capital Appreciation Fund                                         1,003
   AIM International Growth Fund                                           849
   AIM Balanced Fund                                                     1,497
   MFS Research Series                                                     481
   MFS Investors Trust Series                                              252
   MFS New Discovery Series                                                429
   Oppenheimer Main Street Growth & Income Fund                          2,117
   Oppenheimer Bond Fund                                                   571
   Oppenheimer Money Fund                                                  597
   Oppenheimer Main Street Small Cap Growth Fund                           230
   Oppenheimer Strategic Bond Fund                                         323
   Fidelity Asset Manager Portfolio                                   (115,404)
   Fidelity Growth Portfolio                                           647,200
   Fidelity Contrafund Portfolio                                       324,421
   Fidelity Overseas Portfolio                                          11,106
   Fidelity Equity-Income Portfolio                                     32,514
   Fidelity Index 500 Portfolio                                        178,781
   Fidelity Money Market Portfolio                                     (43,494)
   Scudder I International Portfolio                                  (124,460)
   MetLife Davis Venture Value Fund                                        971
   MetLife Davis Venture Value Fund E                                        2
   MetLife Harris Oakmark Focused Value Fund                             4,322
   MetLife Harris Oakmark Focused Value Fund B                              46
   MetLife Jennison Growth Portfolio B                                      53

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2003

Sub-account liabilities, continued:
  Due to/(from) general account, net, continued:
   MetLife MFS Total Return Series                              $          997
   MetLife Putnam International Stock Portfolio                            484
   MetLife Janus Mid Cap Portfolio                                       1,026
   MetLife Russell 2000 Index Portfolio                                  2,668
   MetLife Met/Putnam Voyager Portfolio A                                  456
   MetLife SSR Aurora Portfolio                                          3,167
   MetLife SSR Bond Income Portfolio                                     1,184
   MetLife SSR Large Cap Value Portfolio                                   238
   MetLife Stock Index Portfolio                                        82,109
   MetLife Stock Index Portfolio B                                          57
   MetLife Alger Equity Growth                                             262
   MetLife Lehman Brothers Aggregate Bond Index                            839
   MetLife FI Mid Cap Opportunities                                      1,006
   MetLife Harris Oakmark Large Cap Value                                1,976
   MetLife Morgan Stanley EAFE Index                                     1,305
   MetLife Mid Cap Stock Index                                           1,798
   Van Kampen Emerging Growth Fund                                         628
   Van Kampen Enterprise Fund                                              144
   Van Kampen Growth & Income Fund                                         355
   Federated American Leaders Fund II                                      829
   Federated High Income Bond Fund II                                      337
   Federated Growth Strategic Fund II                                      254
   Federated Equity Income Fund II                                         431
   Neuberger Genesis Trust                                              (1,289)
   Alger Small Capitalization Fund                                      54,950
   T Rowe Growth Fund                                                  (15,504)
   T Rowe International Stock Fund                                      (2,865)
   T Rowe Prime Reserve Fund                                               477
   Janus Aspen Worldwide Growth                                         (2,852)
   American Global Small Capitalization Fund                             1,450
   American Growth Fund                                                  8,394
   American Growth & Income Fund                                         5,786
                                                                --------------
      Total liabilities                                         $    1,410,275
                                                                ==============
Sub-account net assets:
  Accumulation units:
   Met Investors Lord Abbett Growth & Income Portfolio          $  298,173,956
   Met Investors Lord Abbett Growth & Income Portfolio B           626,036,268
   Met Investors Lord Abbett Bond Debenture Portfolio                  997,244
   Met Investors Lord Abbett Bond Debenture Portfolio B            485,042,869
   Met Investors JP Morgan Quality Bond Portfolio                   33,184,158
   Met Investors Met/Putnam Research Portfolio                      22,790,606
   Met Investors Met/Putnam Research Portfolio B                    68,342,062
   Met Investors Oppenheimer Capital Appreciation Portfolio B      407,457,734
   Met Investors PIMCO Inflation Protected Bond Portfolio B        267,766,810
   Met Investors PIMCO Money Market Portfolio B                    117,134,203
   Met Investors Janus Aggressive Growth Portfolio B               176,918,560
   Met Investors PIMCO Total Return Bond Portfolio                  22,686,688

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2003

   Sub-account net assets, continued:
     Accumulation units, continued:
      Met Investors PIMCO Total Return Bond Portfolio B        $  479,813,419
      Met Investors PIMCO Innovation Portfolio                        646,287
      Met Investors PIMCO Innovation Portfolio B                   42,017,721
      Met Investors T Rowe Price Mid Cap Growth Portfolio B       203,962,594
      Met Investors MFS Research International Portfolio B        121,466,834
      Met Investors AIM Small Cap Growth Portfolio                    368,549
      Met Investors AIM Small Cap Growth Portfolio B              143,948,186
      Met Investors AIM Mid Cap Core Equity Portfolio B           146,954,193
      Met Investors Harris Oakmark International Portfolio B      197,424,674
      Met Investors Third Avenue Small Cap Value Portfolio            577,079
      Met Investors Third Avenue Small Cap Value Portfolio B      223,572,668
      AIM Premier Equity Fund                                       1,531,451
      AIM Capital Appreciation Fund                                   800,306
      AIM International Growth Fund                                   662,630
      AIM Balanced Fund                                             1,172,739
      MFS Research Series                                             375,908
      MFS Investors Trust Series                                      199,467
      MFS New Discovery Series                                        349,040
      Oppenheimer Main Street Growth & Income Fund                  1,695,836
      Oppenheimer Bond Fund                                           443,135
      Oppenheimer Money Fund                                          541,090
      Oppenheimer Main Street Small Cap Growth Fund                   182,263
      Oppenheimer Strategic Bond Fund                                 251,979
      Fidelity Asset Manager Portfolio                            173,560,378
      Fidelity Growth Portfolio                                   269,259,511
      Fidelity Contrafund Portfolio                               249,505,965
      Fidelity Overseas Portfolio                                  12,334,356
      Fidelity Equity-Income Portfolio                             25,275,846
      Fidelity Index 500 Portfolio                                164,912,377
      Fidelity Money Market Portfolio                              26,673,032
      Scudder I International Portfolio                            21,279,568
      MetLife Davis Venture Value Fund                                782,331
      MetLife Davis Venture Value Fund E                          421,802,752
      MetLife Harris Oakmark Focused Value Fund                     3,642,356
      MetLife Harris Oakmark Focused Value Fund B                 409,859,958
      MetLife Jennison Growth Portfolio B                         184,013,470
      MetLife MFS Total Return Series                                 765,954
      MetLife Putnam International Stock Portfolio                    365,178
      MetLife Janus Mid Cap Portfolio                                 908,723
      MetLife Russell 2000 Index Portfolio                          2,227,757
      MetLife Met/Putnam Voyager Portfolio A                          418,987
      MetLife SSR Aurora Portfolio                                  2,751,694
      MetLife SSR Bond Income Portfolio                               657,551
      MetLife SSR Large Cap Value Portfolio                           212,147
      MetLife Stock Index Portfolio                                69,594,847
      MetLife Stock Index Portfolio B                             135,880,569
      MetLife Alger Equity Growth                                     204,551
      MetLife Lehman Brothers Aggregate Bond Index                    701,942

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2003

 Sub-account net assets, continued:
   Accumulation units, continued:
    MetLife FI Mid Cap Opportunities                             $      818,534
    MetLife Harris Oakmark Large Cap Value                            1,749,241
    MetLife Morgan Stanley EAFE Index                                 1,068,643
    MetLife Mid Cap Stock Index                                       1,484,099
    Van Kampen Emerging Growth Fund                                     529,419
    Van Kampen Enterprise Fund                                          169,863
    Van Kampen Growth & Income Fund                                     315,145
    Federated American Leaders Fund II                                  647,340
    Federated High Income Bond Fund II                                  262,762
    Federated Growth Strategic Fund II                                  202,111
    Federated Equity Income Fund II                                     336,043
    Neuberger Genesis Trust                                              17,918
    Alger Small Capitalization Fund                                  59,469,907
    T Rowe Growth Fund                                               10,637,679
    T Rowe International Stock Fund                                   1,057,736
    T Rowe Prime Reserve Fund                                         1,436,865
    Janus Aspen Worldwide Growth                                          9,605
    American Global Small Capitalization Fund                         1,279,716
    American Growth Fund                                              6,970,626
    American Growth & Income Fund                                     4,870,552
                                                                 --------------
                                                                 $6,366,414,810
                                                                 ==============

   Annuitization units:
    Met Investors Lord Abbett Growth & Income Portfolio B        $       65,637
    Met Investors Lord Abbett Bond Debenture Portfolio B                 30,921
    Met Investors Met/Putnam Research Portfolio B                       141,309
    Met Investors Oppenheimer Capital Appreciation Portfolio B           16,265
    Met Investors PIMCO Inflation Protected Bond Portfolio B             27,797
    Met Investors PIMCO Money Market Portfolio B                        153,255
    Met Investors PIMCO Total Return Bond Portfolio B                   137,378
    Met Investors T Rowe Price Mid Cap Growth Portfolio B                 9,850
    Met Investors MFS Research International Portfolio B                 33,859
    Met Investors AIM Mid Cap Core Equity Portfolio B                     7,067
    Met Investors Third Avenue Small Cap Value Portfolio B               10,427
    MetLife Davis Venture Value Fund E                                  174,146
    MetLife Harris Oakmark Focused Value Fund B                          82,092
    MetLife Jennison Growth Portfolio B                                   9,219
                                                                 --------------
                                                                 $      899,222
                                                                 --------------
       Total Net Assets                                          $6,367,314,032
                                                                 ==============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                                               Met Investors
                                                  ------------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett    Lord Abbett   Lord Abbett       JP Morgan
                                                     Growth &       Growth &         Bond          Bond            Quality
                                                      Income         Income        Debenture     Debenture          Bond
                                                     Portfolio     Portfolio B     Portfolio    Portfolio B       Portfolio
                                                  --------------  -------------  ------------- -------------    -------------
Income:
  Dividends                                       $    2,993,767      2,396,162         15,506     7,582,717        1,330,119
                                                  --------------  -------------  ------------- -------------    -------------
Expenses:
  Mortality and expense risk                           2,883,632      4,740,456          4,460     3,829,632          392,448
  Administrative fee                                     585,000        856,723            500       686,584           80,300
                                                  --------------  -------------  ------------- -------------    -------------
    Total expenses                                     3,468,632      5,597,179          4,960     4,516,216          472,748
                                                  --------------  -------------  ------------- -------------    -------------
    Net investment income (loss)                        (474,865)    (3,201,017)        10,546     3,066,501          857,371
                                                  --------------  -------------  ------------- -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        (10,538,981)        (8,478)        19,636     1,053,682          419,961
  Realized gain distributions                                  -              -              -             -                -
                                                  --------------  -------------  ------------- -------------    -------------
    Net realized gain (loss)                         (10,538,981)        (8,478)        19,636     1,053,682          419,961
                                                  --------------  -------------  ------------- -------------    -------------
Change in unrealized appreciation (depreciation)      79,535,337    103,296,681         38,036    38,206,055         (402,827)
                                                  --------------  -------------  ------------- -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   68,521,491    100,087,186         68,218    42,326,238          874,505
                                                  ==============  =============  ============= =============    =============

                                                  ------------------------
                                                      Met/           Met/
                                                     Putnam         Putnam
                                                    Research       Research
                                                    Portfolio     Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                               6,738              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            217,401        643,042
  Administrative fee                                     55,630        115,906
                                                  -------------  -------------
    Total expenses                                      273,031        758,948
                                                  -------------  -------------
    Net investment income (loss)                       (266,293)      (758,948)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (453,002)      (107,147)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (453,002)      (107,147)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      5,364,572     11,223,620
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       4,645,277     10,357,525
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                                                Met Investors
                                                  ------------------------------------------------------------------------------
                                                   Oppenheimer         PIMCO          PIMCO          Janus          PIMCO
                                                     Capital         Inflation        Money       Aggressive     Total Return
                                                   Appreciation   Protected Bond     Market         Growth           Bond
                                                   Portfolio B    Portfolio B (a)  Portfolio B    Portfolio B     Portfolio
                                                  --------------  --------------- -------------  -------------  -------------
Income:
  Dividends                                       $            -         796,252        505,127              -        255,450
                                                  --------------   -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                           3,061,780       1,577,758      1,822,891      1,282,511        249,321
  Administrative fee                                     551,626         277,710        328,325        231,042         60,270
                                                  --------------   -------------  -------------  -------------  -------------
    Total expenses                                     3,613,406       1,855,468      2,151,216      1,513,553        309,591
                                                  --------------   -------------  -------------  -------------  -------------
    Net investment income (loss)                      (3,613,406)     (1,059,216)    (1,646,089)    (1,513,553)       (54,141)
                                                  --------------   -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (573)              -              -         29,372        696,906
  Realized gain distributions                                  -       5,184,054              -              -        209,796
                                                  --------------   -------------  -------------  -------------  -------------
    Net realized gain (loss)                                (573)      5,184,054              -         29,372        906,702
                                                  --------------   -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)      60,680,428       2,075,094              -     26,337,281        (88,845)
                                                  --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $   57,066,449       6,199,932     (1,646,089)    24,853,100        763,716
                                                  ==============   =============  =============  =============  =============

                                                  ---------------------------
                                                      PIMCO
                                                   Total Return      PIMCO
                                                       Bond       Innovation
                                                   Portfolio B   Portfolio (a)
                                                  -------------  -------------
Income:
  Dividends                                           5,066,621              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                          5,141,448          2,818
  Administrative fee                                    931,989              -
                                                  -------------  -------------
    Total expenses                                    6,073,437          2,818
                                                  -------------  -------------
    Net investment income (loss)                     (1,006,816)        (2,818)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         3,769,151          4,056
  Realized gain distributions                         4,368,096              -
                                                  -------------  -------------
    Net realized gain (loss)                          8,137,247          4,056
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      2,138,500         55,774
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       9,268,931         57,012
                                                  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                                                Met Investors
                                                  -----------------------------------------------------------------------------
                                                                   T Rowe Price       MFS            AIM            AIM
                                                       PIMCO         Mid Cap       Research       Small Cap      Small Cap
                                                    Innovation        Growth     International     Growth         Growth
                                                    Portfolio B    Portfolio B    Portfolio B   Portfolio (a)   Portfolio B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -              -        680,298              -              -
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             317,238      1,476,428      1,041,524          1,804      1,063,224
  Administrative fee                                      56,483        266,659        189,932              -        192,351
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                       373,721      1,743,087      1,231,456          1,804      1,255,575
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                        (373,721)    (1,743,087)      (551,158)        (1,804)    (1,255,575)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (189,629)       (17,543)       201,866         13,265        219,596
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                            (189,629)       (17,543)       201,866         13,265        219,596
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       9,550,569     34,788,215     24,339,743         22,604     25,849,273
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    8,987,219     33,027,585     23,990,451         34,065     24,813,294
                                                  ==============  =============  =============  =============  =============

                                                  ---------------------------
                                                       AIM          Harris
                                                     Mid Cap        Oakmark
                                                   Core Equity   International
                                                   Portfolio B    Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                           1,138,558      1,522,348
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                          1,024,434      1,110,688
  Administrative fee                                    183,673        197,674
                                                  -------------  -------------
    Total expenses                                    1,208,107      1,308,362
                                                  -------------  -------------
    Net investment income (loss)                        (69,549)       213,986
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (10,930)       (50,029)
  Realized gain distributions                                 -        489,525
                                                  -------------  -------------
    Net realized gain (loss)                            (10,930)       439,496
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)     18,668,662     32,012,248
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                      18,588,183     32,665,730
                                                  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                          Met Investors
                                                  -----------------------------      --------------
                                                   Third Avenue      Third Avenue
                                                     Small Cap        Small Cap         Premier
                                                       Value            Value           Equity
                                                   Portfolio (a)     Portfolio B         Fund
                                                  --------------    -------------    -------------
Income:
  Dividends                                       $        1,964          502,815            4,258
                                                  --------------    -------------    -------------
Expenses:
  Mortality and expense risk                               2,293        1,424,675           17,786
  Administrative fee                                           -          254,379            1,887
                                                  --------------    -------------    -------------
    Total expenses                                         2,293        1,679,054           19,673
                                                  --------------    -------------    -------------
    Net investment income (loss)                            (329)      (1,176,239)         (15,415)
                                                  --------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              2,439           26,824          (95,670)
  Realized gain distributions                              3,389        1,296,167                -
                                                  --------------    -------------    -------------
    Net realized gain (loss)                               5,828        1,322,991          (95,670)
                                                  --------------    -------------    -------------
Change in unrealized appreciation (depreciation)          61,093       38,801,843          405,709
                                                  --------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $       66,592       38,948,595          294,624
                                                  ==============    =============    =============

                                                                AIM                                       MFS
                                                  --------------------------------------------       -------------

                                                     Capital       International
                                                   Appreciation       Growth           Balanced         Research
                                                       Fund            Fund              Fund            Series
                                                  -------------    -------------    -------------    -------------
Income:
  Dividends                                                   -            3,169           21,776            2,376
                                                  -------------    -------------    -------------    -------------
Expenses:
  Mortality and expense risk                              9,205            7,323           12,841            4,472
  Administrative fee                                        982              770            2,800              482
                                                  -------------    -------------    -------------    -------------
    Total expenses                                       10,187            8,093           15,641            4,954
                                                  -------------    -------------    -------------    -------------
    Net investment income (loss)                        (10,187)          (4,924)           6,135           (2,578)
                                                  -------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (72,431)         (44,012)         (55,483)         (32,903)
  Realized gain distributions                                 -                -                -                -
                                                  -------------    -------------    -------------    -------------
    Net realized gain (loss)                            (72,431)         (44,012)         (55,483)         (32,903)
                                                  -------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        258,319          191,317          199,770          108,011
                                                  -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         175,701          142,381          150,422           72,530
                                                  =============    =============    =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                               MFS                                             Oppenheimer
                                                  -----------------------------  ---------------------------------------------
                                                                                  Main Street
                                                     Investors         New         Growth &
                                                       Trust        Discovery       Income          Bond          Money
                                                      Series         Series          Fund           Fund          Fund
                                                  --------------  -------------  -------------  ------------- -------------
Income:
  Dividends                                       $        1,224              -         14,619         23,813         6,929
                                                  --------------  -------------  -------------  ------------- -------------
Expenses:
  Mortality and expense risk                               2,310          4,113         19,209          5,520         8,423
  Administrative fee                                         245            453          2,044            589         1,800
                                                  --------------  -------------  -------------  ------------- -------------
    Total expenses                                         2,555          4,566         21,253          6,109        10,223
                                                  --------------  -------------  -------------  ------------- -------------
    Net investment income (loss)                          (1,331)        (4,566)        (6,634)        17,704        (3,294)
                                                  --------------  -------------  -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (7,103)       (38,979)       (63,615)           517             -
  Realized gain distributions                                  -              -              -              -             -
                                                  --------------  -------------  -------------  ------------- -------------
    Net realized gain (loss)                              (7,103)       (38,979)       (63,615)           517             -
                                                  --------------  -------------  -------------  ------------- -------------
Change in unrealized appreciation (depreciation)          42,890        130,599        406,032          3,878             -
                                                  --------------  -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $       34,456         87,054        335,783         22,099        (3,294)
                                                  ==============  =============  =============  ============= =============

                                                  ---------------------------
                                                   Main Street
                                                      Small          Strategic
                                                       Cap             Bond
                                                   Growth Fund         Fund
                                                  -------------    -------------
Income:
  Dividends                                                   -           16,090
                                                  -------------    -------------
Expenses:
  Mortality and expense risk                              1,639            3,130
  Administrative fee                                        350              361
                                                  -------------    -------------
    Total expenses                                        1,989            3,491
                                                  -------------    -------------
    Net investment income (loss)                         (1,989)          12,599
                                                  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (2,047)             141
  Realized gain distributions                                 -                -
                                                  -------------    -------------
    Net realized gain (loss)                             (2,047)             141
                                                  -------------    -------------
Change in unrealized appreciation (depreciation)         54,353           24,587
                                                  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                          50,317           37,327
                                                  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                                                  Fidelity
                                                  ------------------------------------------------------------------
                                                       Asset
                                                      Manager        Growth          Contrafund       Overseas
                                                     Portfolio      Portfolio        Portfolio        Portfolio
                                                  --------------  -------------    -------------    -------------
Income:
  Dividends                                       $    5,827,007        623,982          983,616           91,552
                                                  --------------  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                           1,829,757      2,714,311        2,511,346          110,027
  Administrative fee                                     408,500        540,000          468,000           26,360
                                                  --------------  -------------    -------------    -------------
    Total expenses                                     2,238,257      3,254,311        2,979,346          136,387
                                                  --------------  -------------    -------------    -------------
    Net investment income (loss)                       3,588,750     (2,630,329)      (1,995,730)         (44,835)
                                                  --------------  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (4,651,518)   (16,397,960)      (1,627,928)      (1,261,416)
  Realized gain distributions                                  -              -                -                -
                                                  --------------  -------------    -------------    -------------
    Net realized gain (loss)                          (4,651,518)   (16,397,960)      (1,627,928)      (1,261,416)
                                                  --------------  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)      25,905,819     83,691,437       56,105,559        5,096,073
                                                  --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   24,843,051     64,663,148       52,481,901        3,789,822
                                                  ==============  =============    =============    =============

                                                  --------------------------------------
                                                     Equity-         Index            Money
                                                     Income           500            Market
                                                    Portfolio      Portfolio        Portfolio
                                                  -------------  -------------    -------------
Income:
  Dividends                                             430,293      3,072,856          306,459
                                                  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                            293,211      2,087,526          303,708
  Administrative fee                                     29,081        458,868           70,772
                                                  -------------  -------------    -------------
    Total expenses                                      322,292      2,546,394          374,480
                                                  -------------  -------------    -------------
    Net investment income (loss)                        108,001        526,462          (68,021)
                                                  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (807,406)   (14,361,585)               -
  Realized gain distributions                                 -              -                -
                                                  -------------  -------------    -------------
    Net realized gain (loss)                           (807,406)   (14,361,585)               -
                                                  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)      6,483,503     57,042,919                -
                                                  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                       5,784,098     43,207,796          (68,021)
                                                  =============  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                     Scudder I                                             MetLife
                                                  --------------  -----------------------------------------------------------------
                                                                      Davis            Davis            Harris         Harris
                                                                     Venture          Venture          Oakmark        Oakmark
                                                   International      Value            Value           Focused        Focused
                                                     Portfolio       Fund (a)         Fund E        Value Fund (a)  Value Fund B
                                                  --------------  -------------    -------------    -------------- -------------
Income:
  Dividends                                       $      133,048              -          670,195                -        111,223
                                                  --------------  -------------    -------------    -------------  -------------
Expenses:
  Mortality and expense risk                             208,946          3,388        3,371,430           11,975      3,194,599
  Administrative fee                                      35,000              -          611,775                -        576,839
                                                  --------------  -------------    -------------    -------------  -------------
    Total expenses                                       243,946          3,388        3,983,205           11,975      3,771,438
                                                  --------------  -------------    -------------    -------------  -------------
    Net investment income (loss)                        (110,898)        (3,388)      (3,313,010)         (11,975)    (3,660,215)
                                                  --------------  -------------    -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (1,728,672)           264         (102,267)             556         (5,872)
  Realized gain distributions                                  -              -                -                -              -
                                                  --------------  -------------    -------------    -------------  -------------
    Net realized gain (loss)                          (1,728,672)           264         (102,267)             556         (5,872)
                                                  --------------  -------------    -------------    -------------  -------------
Change in unrealized appreciation (depreciation)       6,214,219         88,012       74,510,314          355,482     74,648,276
                                                  --------------  -------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    4,374,649         84,888       71,095,037          344,063     70,982,189
                                                  ==============  =============    =============    =============  =============

                                                  -----------------------
                                                                        MFS
                                                    Jennison           Total
                                                     Growth            Return
                                                   Portfolio B       Series (a)
                                                  -------------    -------------
Income:
  Dividends                                             136,299                -
                                                  -------------    -------------
Expenses:
  Mortality and expense risk                          1,337,527            2,927
  Administrative fee                                    241,239                -
                                                  -------------    -------------
    Total expenses                                    1,578,766            2,927
                                                  -------------    -------------
    Net investment income (loss)                     (1,442,467)          (2,927)
                                                  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         1,849,073              774
  Realized gain distributions                                 -                -
                                                  -------------    -------------
    Net realized gain (loss)                          1,849,073              774
                                                  -------------    -------------
Change in unrealized appreciation (depreciation)     25,140,667           46,065
                                                  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                      25,547,273           43,912
                                                  =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                                                   MetLife
                                                  -------------------------------------------------------------------------------
                                                      Putnam                        Russell         Met/
                                                   International      Janus          2000          Putnam             SSR
                                                       Stock         Mid Cap         Index         Voyager          Aurora
                                                     Portfolio      Portfolio      Portfolio     Portfolio A     Portfolio (a)
                                                  --------------  -------------  -------------  -------------    -------------
Income:
  Dividends                                       $        1,973              -          2,669              -                -
                                                  --------------  -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                               4,088          8,932          9,763          4,426            9,354
  Administrative fee                                         413          1,900          2,000            461                -
                                                  --------------  -------------  -------------  -------------    -------------
    Total expenses                                         4,501         10,832         11,763          4,887            9,354
                                                  --------------  -------------  -------------  -------------    -------------
    Net investment income (loss)                          (2,528)       (10,832)        (9,094)        (4,887)          (9,354)
                                                  --------------  -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (23,229)      (119,488)        10,428        (40,469)           3,784
  Realized gain distributions                                  -              -              -              -                -
                                                  --------------  -------------  -------------  -------------    -------------
    Net realized gain (loss)                             (23,229)      (119,488)        10,428        (40,469)           3,784
                                                  --------------  -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)         106,170        347,581        341,057        119,930          348,713
                                                  --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $       80,413        217,261        342,391         74,574          343,143
                                                  ==============  =============  =============  =============    =============

                                                  -------------------------
                                                                      SSR
                                                       SSR         Large Cap
                                                   Bond Income       Value
                                                  Portfolio (a)  Portfolio (a)
                                                  -------------  -------------
Income:
  Dividends                                                   -          1,361
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              2,565            731
  Administrative fee                                          -              -
                                                  -------------  -------------
    Total expenses                                        2,565            731
                                                  -------------  -------------
    Net investment income (loss)                         (2,565)           630
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               108           (106)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                108           (106)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         12,545         20,377
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          10,088         20,901
                                                  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                                                    MetLife
                                                  ----------------------------------------------------------------
                                                                                                        Lehman
                                                       Stock            Stock            Alger         Brothers
                                                       Index            Index            Equity       Aggregate
                                                   Portfolio (a)     Portfolio B       Growth (a)   Bond Index (a)
                                                  --------------    -------------    -------------  --------------
Income:
  Dividends                                       $            -        1,044,199                -              -
                                                  --------------    -------------    -------------  -------------
Expenses:
  Mortality and expense risk                             291,546        1,149,358              975          3,040
  Administrative fee                                      58,930          205,282                -              -
                                                  --------------    -------------    -------------  -------------
    Total expenses                                       350,476        1,354,640              975          3,040
                                                  --------------    -------------    -------------  -------------
    Net investment income (loss)                        (350,476)        (310,441)            (975)        (3,040)
                                                  --------------    -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            106,930          193,706              340         (1,569)
  Realized gain distributions                                  -                -                -              -
                                                  --------------    -------------    -------------  -------------
    Net realized gain (loss)                             106,930          193,706              340         (1,569)
                                                  --------------    -------------    -------------  -------------
Change in unrealized appreciation (depreciation)       7,763,978       21,269,435           20,041          8,123
                                                  --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    7,520,432       21,152,700           19,406          3,514
                                                  ==============    =============    =============  =============

                                                  -------------------------------------------

                                                                    Harris Oakmark Morgan Stanley
                                                     FI Mid Cap       Large Cap         EAFE
                                                  Opportunities (a)   Value (a)      Index (a)
                                                  ----------------- -------------- --------------
Income:
  Dividends                                                     -               -              -
                                                    -------------   -------------  -------------
Expenses:
  Mortality and expense risk                                3,090           5,942          5,931
  Administrative fee                                            -               -              -
                                                    -------------   -------------  -------------
    Total expenses                                          3,090           5,942          5,931
                                                    -------------   -------------  -------------
    Net investment income (loss)                           (3,090)         (5,942)        (5,931)
                                                    -------------   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               3,384             316         74,614
  Realized gain distributions                              10,704               -              -
                                                    -------------   -------------  -------------
    Net realized gain (loss)                               14,088             316         74,614
                                                    -------------   -------------  -------------
Change in unrealized appreciation (depreciation)           88,530         129,746         96,659
                                                    -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            99,528         124,120        165,342
                                                    =============   =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                      MetLife                        Van Kampen
                                                  --------------    -------------------------------------------    --------------

                                                        Mid            Emerging                        Growth &       American
                                                     Cap Stock          Growth       Enterprise         Income        Leaders
                                                     Index (a)           Fund           Fund             Fund         Fund II
                                                  --------------    -------------  -------------    -------------  -------------
Income:
  Dividends                                       $            -                -            826            2,255          9,901
                                                  --------------    -------------  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                               5,905            5,745          1,875            3,087          6,807
  Administrative fee                                           -            1,100            350              600          1,409
                                                  --------------    -------------  -------------    -------------  -------------
    Total expenses                                         5,905            6,845          2,225            3,687          8,216
                                                  --------------    -------------  -------------    -------------  -------------
    Net investment income (loss)                          (5,905)          (6,845)        (1,399)          (1,432)         1,685
                                                  --------------    -------------  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              5,458          (62,002)        (7,910)            (566)       (24,215)
  Realized gain distributions                                  -                -              -                -              -
                                                  --------------    -------------  -------------    -------------  -------------
    Net realized gain (loss)                               5,458          (62,002)        (7,910)            (566)       (24,215)
                                                  --------------    -------------  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)         144,303          179,009         43,499           67,709        158,025
                                                  --------------    -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      143,856          110,162         34,190           65,711        135,495
                                                  ==============    =============  =============    =============  =============

                                                     Federated
                                                  -----------------------------

                                                      High          Growth
                                                   Income Bond     Strategic
                                                     Fund II        Fund II
                                                  -------------  -------------
Income:
  Dividends                                              19,418              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              2,982          2,148
  Administrative fee                                        601            400
                                                  -------------  -------------
    Total expenses                                        3,583          2,548
                                                  -------------  -------------
    Net investment income (loss)                         15,835         (2,548)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (3,235)       (16,005)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             (3,235)       (16,005)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         34,423         77,183
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          47,023         58,630
                                                  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                     Federated        Neuberger        Alger
                                                  --------------    -------------  --------------   ----------------
                                                      Equity                           Small
                                                      Income           Genesis     Capitalization       Growth
                                                      Fund II           Trust           Fund             Fund
                                                  --------------    -------------  --------------   -------------
Income:
  Dividends                                       $        5,835                -              -           21,511
                                                  --------------    -------------  -------------    -------------
Expenses:
  Mortality and expense risk                               3,512            1,054        578,156           67,928
  Administrative fee                                         705              380        123,008           25,150
                                                  --------------    -------------  -------------    -------------
    Total expenses                                         4,217            1,434        701,164           93,078
                                                  --------------    -------------  -------------    -------------
    Net investment income (loss)                           1,618           (1,434)      (701,164)         (71,567)
                                                  --------------    -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (17,041)         156,865     (5,252,739)      (9,975,488)
  Realized gain distributions                                  -                8              -                -
                                                  --------------    -------------  -------------    -------------
    Net realized gain (loss)                             (17,041)         156,873     (5,252,739)      (9,975,488)
                                                  --------------    -------------  -------------    -------------
Change in unrealized appreciation (depreciation)          83,956         (160,697)    23,298,902       13,059,440
                                                  --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $       68,533           (5,258)    17,344,999        3,012,385
                                                  ==============    =============  =============    =============

                                                     T Rowe                             Janus
                                                  ---------------------------       -------------
                                                                       Prime            Aspen
                                                  International       Reserve         Worldwide
                                                   Stock Fund          Fund            Growth
                                                  -------------    -------------    -------------
Income:
  Dividends                                              11,732           11,823               65
                                                  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                              7,018           11,309            1,713
  Administrative fee                                      2,500            4,205              580
                                                  -------------    -------------    -------------
    Total expenses                                        9,518           15,514            2,293
                                                  -------------    -------------    -------------
    Net investment income (loss)                          2,214           (3,691)          (2,228)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        (2,170,223)               -       (3,519,195)
  Realized gain distributions                             2,707                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                         (2,167,516)               -       (3,519,195)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)      2,421,369                -        3,562,040
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         256,067           (3,691)          40,617
                                                  =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                    American
                                                  --------------------------------------------
                                                      Global
                                                      Small                        Growth &
                                                  Capitalization      Growth        Income
                                                     Fund (a)        Fund (a)      Fund (a)           Total
                                                  --------------  -------------  -------------    -------------
Income:
  Dividends                                       $          481          6,302         35,149       38,450,726
                                                  --------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                               4,422         27,701         17,718       53,637,376
  Administrative fee                                           -              -              -       10,011,927
                                                  --------------  -------------  -------------    -------------
    Total expenses                                         4,422         27,701         17,718       63,649,303
                                                  --------------  -------------  -------------    -------------
    Net investment income (loss)                          (3,941)       (21,399)        17,431      (25,198,577)
                                                  --------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              6,885            662          3,541      (65,091,559)
  Realized gain distributions                                  -              -              -       11,564,446
                                                  --------------  -------------  -------------    -------------
    Net realized gain (loss)                               6,885            662          3,541      (53,527,113)
                                                  --------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)         134,325        611,512        404,263    1,004,499,912
                                                  --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $      137,269        590,775        425,235      925,774,222
                                                  ==============  =============  =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                                                 Met Investors
                                                    ----------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett      Lord Abbett      Lord Abbett
                                                       Growth &       Growth &           Bond             Bond
                                                        Income         Income          Debenture        Debenture
                                                       Portfolio     Portfolio B       Portfolio       Portfolio B
                                                    --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (474,865)    (3,201,017)          10,546        3,066,501
  Net realized gain (loss)                             (10,538,981)        (8,478)          19,636        1,053,682
  Change in unrealized appreciation (depreciation)      79,535,337    103,296,681           38,036       38,206,055
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         68,521,491    100,087,186           68,218       42,326,238
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -           (322)               -             (532)
  Payments received from contract owners                19,613,525    260,422,193           17,695      222,862,988
  Transfers between sub-accounts (including fixed
   account), net                                        (7,550,610)   122,241,842          802,554      117,771,785
  Transfers for contract benefits and terminations     (39,311,746)   (15,117,838)               -      (13,141,993)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (27,248,831)   367,545,875          820,249      327,492,248
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets               41,272,660    467,633,061          888,467      369,818,486
Net assets at beginning of period                      256,901,296    158,468,844          108,777      115,255,304
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $  298,173,956    626,101,905          997,244      485,073,790
                                                    ==============  =============    =============    =============

                                                    ---------------------------------------
                                                      JP Morgan          Met/             Met/
                                                       Quality          Putnam           Putnam
                                                        Bond           Research         Research
                                                      Portfolio        Portfolio       Portfolio B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            857,371         (266,293)        (758,948)
  Net realized gain (loss)                                419,961         (453,002)        (107,147)
  Change in unrealized appreciation (depreciation)       (402,827)       5,364,572       11,223,620
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           874,505        4,645,277       10,357,525
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -             (281)
  Payments received from contract owners                4,009,305           85,903       25,640,188
  Transfers between sub-accounts (including fixed
   account), net                                       (3,343,771)          73,360        7,933,788
  Transfers for contract benefits and terminations     (6,610,028)      (5,048,268)      (2,509,954)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (5,944,494)      (4,889,005)      31,063,741
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets              (5,069,989)        (243,728)      41,421,266
Net assets at beginning of period                      38,254,147       23,034,334       27,062,105
                                                    -------------    -------------    -------------
Net assets at end of period                            33,184,158       22,790,606       68,483,371
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                                                  Met Investors
                                                    -----------------------------------------------------------------
                                                     Oppenheimer           PIMCO          PIMCO          Janus
                                                       Capital           Inflation        Money       Aggressive
                                                     Appreciation     Protected Bond     Market         Growth
                                                     Portfolio B      Portfolio B (a)  Portfolio B    Portfolio B
                                                    --------------    --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (3,613,406)       (1,059,216)    (1,646,089)    (1,513,553)
  Net realized gain (loss)                                    (573)        5,184,054              -         29,372
  Change in unrealized appreciation (depreciation)      60,680,428         2,075,094              -     26,337,281
                                                    --------------     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         57,066,449         6,199,932     (1,646,089)    24,853,100
                                                    --------------     -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                 7              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                (198)                -           (194)          (419)
  Payments received from contract owners               188,753,265       121,735,770    133,547,824     86,760,521
  Transfers between sub-accounts (including fixed
   account), net                                        71,858,634       144,006,005    (85,041,381)    31,646,467
  Transfers for contract benefits and terminations      (8,041,312)       (4,147,107)   (20,037,004)    (3,243,271)
                                                    --------------     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             252,570,389       261,594,675     28,469,245    115,163,298
                                                    --------------     -------------  -------------  -------------
    Net increase (decrease) in net assets              309,636,838       267,794,607     26,823,156    140,016,398
Net assets at beginning of period                       97,837,161                 -     90,464,302     36,902,162
                                                    --------------     -------------  -------------  -------------
Net assets at end of period                         $  407,473,999       267,794,607    117,287,458    176,918,560
                                                    ==============     =============  =============  =============

                                                    ----------------------------------------
                                                        PIMCO          PIMCO
                                                     Total Return   Total Return        PIMCO
                                                         Bond           Bond         Innovation
                                                      Portfolio     Portfolio B     Portfolio (a)
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (54,141)    (1,006,816)          (2,818)
  Net realized gain (loss)                                906,702      8,137,247            4,056
  Change in unrealized appreciation (depreciation)        (88,845)     2,138,500           55,774
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           763,716      9,268,931           57,012
                                                    -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -           (320)               -
  Payments received from contract owners                  555,459    239,018,306           49,510
  Transfers between sub-accounts (including fixed
   account), net                                        1,553,618     11,715,817          550,134
  Transfers for contract benefits and terminations     (5,672,669)   (18,322,754)         (10,369)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (3,563,592)   232,411,049          589,275
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets              (2,799,876)   241,679,980          646,287
Net assets at beginning of period                      25,486,564    238,270,817                -
                                                    -------------  -------------    -------------
Net assets at end of period                            22,686,688    479,950,797          646,287
                                                    =============  =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                                                  Met Investors
                                                    -------------------------------------------------------------------------------
                                                                     T Rowe Price       MFS              AIM            AIM
                                                         PIMCO         Mid Cap       Research         Small Cap      Small Cap
                                                      Innovation        Growth     International       Growth         Growth
                                                      Portfolio B    Portfolio B    Portfolio B     Portfolio (a)   Portfolio B
                                                    --------------  -------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (373,721)    (1,743,087)      (551,158)          (1,804)    (1,255,575)
  Net realized gain (loss)                                (189,629)       (17,543)       201,866           13,265        219,596
  Change in unrealized appreciation (depreciation)       9,550,569     34,788,215     24,339,743           22,604     25,849,273
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          8,987,219     33,027,585     23,990,451           34,065     24,813,294
                                                    --------------  -------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                (478)          (262)          (296)               -         (1,257)
  Payments received from contract owners                14,451,983     97,011,990     55,324,638           30,350     72,425,989
  Transfers between sub-accounts (including fixed
   account), net                                         9,838,258     34,773,115     (1,039,158)         310,138     15,214,670
  Transfers for contract benefits and terminations      (1,454,941)    (3,774,959)    (3,173,276)          (6,004)    (2,833,669)
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              22,834,822    128,009,884     51,111,908          334,484     84,805,733
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets               31,822,041    161,037,469     75,102,359          368,549    109,619,027
Net assets at beginning of period                       10,195,680     42,934,975     46,398,334                -     34,329,159
                                                    --------------  -------------  -------------    -------------  -------------
Net assets at end of period                         $   42,017,721    203,972,444    121,500,693          368,549    143,948,186
                                                    ==============  =============  =============    =============  =============

                                                    -------------------------
                                                         AIM          Harris
                                                       Mid Cap        Oakmark
                                                     Core Equity   International
                                                     Portfolio B    Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (69,549)       213,986
  Net realized gain (loss)                                (10,930)       439,496
  Change in unrealized appreciation (depreciation)     18,668,662     32,012,248
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        18,588,183     32,665,730
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -
  MetLife Investors USA Insurance Company
   redemptions                                             (1,284)        (1,543)
  Payments received from contract owners               61,585,611     94,371,544
  Transfers between sub-accounts (including fixed
   account), net                                       46,007,619     60,043,174
  Transfers for contract benefits and terminations     (2,495,851)    (2,343,006)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            105,096,095    152,070,169
                                                    -------------  -------------
    Net increase (decrease) in net assets             123,684,278    184,735,899
Net assets at beginning of period                      23,276,982     12,688,775
                                                    -------------  -------------
Net assets at end of period                           146,961,260    197,424,674
                                                    =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                            Met Investors
                                                    -----------------------------    ----------------
                                                     Third Avenue      Third Avenue
                                                       Small Cap        Small Cap       Premier
                                                         Value            Value         Equity
                                                     Portfolio (a)     Portfolio B       Fund
                                                    --------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (329)      (1,176,239)       (15,415)
  Net realized gain (loss)                                   5,828        1,322,991        (95,670)
  Change in unrealized appreciation (depreciation)          61,093       38,801,843        405,709
                                                    --------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             66,592       38,948,595        294,624
                                                    --------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -           (1,570)             -
  Payments received from contract owners                    51,071      107,259,101         (2,966)
  Transfers between sub-accounts (including fixed
   account), net                                           461,106       54,904,636        (36,874)
  Transfers for contract benefits and terminations          (1,690)      (3,056,301)       (82,055)
                                                    --------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 510,487      159,105,866       (121,895)
                                                    --------------    -------------  -------------
    Net increase (decrease) in net assets                  577,079      198,054,461        172,729
Net assets at beginning of period                                -       25,528,634      1,358,722
                                                    --------------    -------------  -------------
Net assets at end of period                         $      577,079      223,583,095      1,531,451
                                                    ==============    =============  =============

                                                                AIM                                   MFS
                                                    ------------------------------------------   -------------

                                                       Capital     International
                                                     Appreciation     Growth         Balanced       Research
                                                         Fund          Fund            Fund          Series
                                                    -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (10,187)        (4,924)         6,135         (2,578)
  Net realized gain (loss)                                (72,431)       (44,012)       (55,483)       (32,903)
  Change in unrealized appreciation (depreciation)        258,319        191,317        199,770        108,011
                                                    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           175,701        142,381        150,422         72,530
                                                    -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              -              -
  Payments received from contract owners                    3,595          4,025          3,150         (9,701)
  Transfers between sub-accounts (including fixed
   account), net                                          (21,836)        (2,530)           366         (6,399)
  Transfers for contract benefits and terminations        (70,493)       (37,820)      (133,539)       (40,242)
                                                    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (88,734)       (36,325)      (130,023)       (56,342)
                                                    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  86,967        106,056         20,399         16,188
Net assets at beginning of period                         713,339        556,574      1,152,340        359,720
                                                    -------------  -------------  -------------  -------------
Net assets at end of period                               800,306        662,630      1,172,739        375,908
                                                    =============  =============  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                 MFS                                                  Op
                                                    -----------------------------      ---------------------------------
                                                                                        Main Street
                                                       Investors           New           Growth &
                                                         Trust          Discovery         Income             Bond
                                                        Series           Series            Fund              Fund
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (1,331)          (4,566)          (6,634)          17,704
  Net realized gain (loss)                                  (7,103)         (38,979)         (63,615)             517
  Change in unrealized appreciation (depreciation)          42,890          130,599          406,032            3,878
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             34,456           87,054          335,783           22,099
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                         -           (9,656)           1,824            6,300
  Transfers between sub-accounts (including fixed
   account), net                                             4,912          (18,786)         (15,669)          18,825
  Transfers for contract benefits and terminations         (16,768)         (49,805)        (111,339)         (23,961)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (11,856)         (78,247)        (125,184)           1,164
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                   22,600            8,807          210,599           23,263
Net assets at beginning of period                          176,867          340,233        1,485,237          419,872
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $      199,467          349,040        1,695,836          443,135
                                                    ==============    =============    =============    =============

                                                    penheimer
                                                    ----------------------------------------
                                                                      Main Street
                                                                         Small          Strategic
                                                        Money             Cap             Bond
                                                        Fund          Growth Fund         Fund
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (3,294)          (1,989)          12,599
  Net realized gain (loss)                                      -           (2,047)             141
  Change in unrealized appreciation (depreciation)              -           54,353           24,587
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (3,294)          50,317           37,327
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -                -
  Payments received from contract owners                        -              240              166
  Transfers between sub-accounts (including fixed
   account), net                                         (348,854)          16,829              490
  Transfers for contract benefits and terminations        (16,881)          (8,502)         (34,103)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (365,735)           8,567          (33,447)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                (369,029)          58,884            3,880
Net assets at beginning of period                         910,119          123,379          248,099
                                                    -------------    -------------    -------------
Net assets at end of period                               541,090          182,263          251,979
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                                                    Fidelity
                                                    ----------------------------------------------------------------

                                                         Asset
                                                        Manager          Growth        Contrafund     Overseas
                                                       Portfolio        Portfolio      Portfolio      Portfolio
                                                    --------------    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $    3,588,750       (2,630,329)    (1,995,730)       (44,835)
  Net realized gain (loss)                              (4,651,518)     (16,397,960)    (1,627,928)    (1,261,416)
  Change in unrealized appreciation (depreciation)      25,905,819       83,691,437     56,105,559      5,096,073
                                                    --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         24,843,051       64,663,148     52,481,901      3,789,822
                                                    --------------    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -              -              -
  Payments received from contract owners                11,059,497       22,745,698     20,674,012        217,854
  Transfers between sub-accounts (including fixed
   account), net                                        (4,610,577)      (8,545,847)    (5,253,201)        86,744
  Transfers for contract benefits and terminations     (20,510,654)     (32,090,528)   (19,249,685)    (2,034,089)
                                                    --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (14,061,734)     (17,890,677)    (3,828,874)    (1,729,491)
                                                    --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets               10,781,317       46,772,471     48,653,027      2,060,331
Net assets at beginning of period                      162,779,061      222,487,040    200,852,938     10,274,025
                                                    --------------    -------------  -------------  -------------
Net assets at end of period                         $  173,560,378      269,259,511    249,505,965     12,334,356
                                                    ==============    =============  =============  =============

                                                    ----------------------------------------

                                                       Equity-           Index          Money
                                                       Income             500          Market
                                                      Portfolio        Portfolio      Portfolio
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            108,001          526,462        (68,021)
  Net realized gain (loss)                               (807,406)     (14,361,585)             -
  Change in unrealized appreciation (depreciation)      6,483,503       57,042,919              -
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         5,784,098       43,207,796        (68,021)
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -              -
  Payments received from contract owners                   80,351       15,170,894      6,932,123
  Transfers between sub-accounts (including fixed
   account), net                                         (403,381)     (72,470,331)    (5,357,390)
  Transfers for contract benefits and terminations     (2,820,510)     (23,222,948)    (5,746,401)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (3,143,540)     (80,522,385)    (4,171,668)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets               2,640,558      (37,314,589)    (4,239,689)
Net assets at beginning of period                      22,635,288      202,226,966     30,912,721
                                                    -------------    -------------  -------------
Net assets at end of period                            25,275,846      164,912,377     26,673,032
                                                    =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                       Scudder I                                             MetLife
                                                    --------------  -----------------------------------------------------------
                                                                        Davis          Davis          Harris         Harris
                                                                       Venture        Venture        Oakmark        Oakmark
                                                     International      Value          Value         Focused        Focused
                                                       Portfolio       Fund (a)       Fund E      Value Fund (a)  Value Fund B
                                                    --------------  -------------  -------------  -------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (110,898)        (3,388)    (3,313,010)       (11,975)    (3,660,215)
  Net realized gain (loss)                              (1,728,672)           264       (102,267)           556         (5,872)
  Change in unrealized appreciation (depreciation)       6,214,219         88,012     74,510,314        355,482     74,648,276
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          4,374,649         84,888     71,095,037        344,063     70,982,189
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -            (42)             -            (52)
  Payments received from contract owners                 2,912,417         82,244    187,975,968        565,168    167,425,874
  Transfers between sub-accounts (including fixed
   account), net                                        (1,001,568)       626,320     45,469,829      2,768,656     67,493,776
  Transfers for contract benefits and terminations      (1,032,892)       (11,121)   (11,408,815)       (35,531)    (9,899,063)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 877,957        697,443    222,036,940      3,298,293    225,020,535
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                5,252,606        782,331    293,131,977      3,642,356    296,002,724
Net assets at beginning of period                       16,026,962              -    128,844,921              -    113,939,326
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   21,279,568        782,331    421,976,898      3,642,356    409,942,050
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                                        MFS
                                                      Jennison         Total
                                                       Growth          Return
                                                     Portfolio B     Series (a)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (1,442,467)        (2,927)
  Net realized gain (loss)                              1,849,073            774
  Change in unrealized appreciation (depreciation)     25,140,667         46,065
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        25,547,273         43,912
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                (47)             -
  Payments received from contract owners              115,370,120        120,657
  Transfers between sub-accounts (including fixed
   account), net                                        4,486,868        614,370
  Transfers for contract benefits and terminations     (3,407,507)       (12,985)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            116,449,434        722,042
                                                    -------------  -------------
    Net increase (decrease) in net assets             141,996,707        765,954
Net assets at beginning of period                      42,025,982              -
                                                    -------------  -------------
Net assets at end of period                           184,022,689        765,954
                                                    =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                                                     MetLife
                                                    ------------------------------------------------------------------
                                                        Putnam                            Russell           Met/
                                                     International        Janus            2000            Putnam
                                                         Stock           Mid Cap           Index           Voyager
                                                       Portfolio        Portfolio        Portfolio       Portfolio A
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (2,528)         (10,832)          (9,094)          (4,887)
  Net realized gain (loss)                                 (23,229)        (119,488)          10,428          (40,469)
  Change in unrealized appreciation (depreciation)         106,170          347,581          341,057          119,930
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             80,413          217,261          342,391           74,574
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                         -            5,687          174,766              885
  Transfers between sub-accounts (including fixed
   account), net                                            29,057           65,277        1,563,207           44,506
  Transfers for contract benefits and terminations         (21,045)         (83,195)        (231,104)         (27,282)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   8,012          (12,231)       1,506,869           18,109
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                   88,425          205,030        1,849,260           92,683
Net assets at beginning of period                          276,753          703,693          378,497          326,304
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $      365,178          908,723        2,227,757          418,987
                                                    ==============    =============    =============    =============

                                                    --------------------------------------
                                                                                         SSR
                                                         SSR              SSR         Large Cap
                                                       Aurora         Bond Income       Value
                                                    Portfolio (a)    Portfolio (a)  Portfolio (a)
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (9,354)          (2,565)           630
  Net realized gain (loss)                                  3,784              108           (106)
  Change in unrealized appreciation (depreciation)        348,713           12,545         20,377
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           343,143           10,088         20,901
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -              -
  Payments received from contract owners                  269,110           88,642         23,374
  Transfers between sub-accounts (including fixed
   account), net                                        2,174,389          572,884        169,762
  Transfers for contract benefits and terminations        (34,948)         (14,063)        (1,890)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              2,408,551          647,463        191,246
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets               2,751,694          657,551        212,147
Net assets at beginning of period                               -                -              -
                                                    -------------    -------------  -------------
Net assets at end of period                             2,751,694          657,551        212,147
                                                    =============    =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                                                      MetLife
                                                    ------------------------------------------------------------------
                                                                                                          Lehman
                                                         Stock          Stock            Alger           Brothers
                                                         Index          Index            Equity         Aggregate
                                                     Portfolio (a)   Portfolio B       Growth (a)     Bond Index (a)
                                                    --------------  -------------    -------------    --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (350,476)      (310,441)            (975)          (3,040)
  Net realized gain (loss)                                 106,930        193,706              340           (1,569)
  Change in unrealized appreciation (depreciation)       7,763,978     21,269,435           20,041            8,123
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                          7,520,432     21,152,700           19,406            3,514
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -           (879)               -                -
  Payments received from contract owners                 2,270,143     52,379,728           18,900          146,341
  Transfers between sub-accounts (including fixed
   account), net                                        62,008,296     24,073,826          166,404          572,888
  Transfers for contract benefits and terminations      (2,204,024)    (3,214,862)            (159)         (20,801)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              62,074,415     73,237,813          185,145          698,428
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets               69,594,847     94,390,513          204,551          701,942
Net assets at beginning of period                                -     41,490,056                -                -
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $   69,594,847    135,880,569          204,551          701,942
                                                    ==============  =============    =============    =============

                                                    -----------------------------------------

                                                                      Harris Oakmark   Morgan Stanley
                                                       FI Mid Cap       Large Cap           EAFE
                                                    Opportunities (a)   Value (a)        Index (a)
                                                    ----------------- --------------   --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               (3,090)         (5,942)          (5,931)
  Net realized gain (loss)                                   14,088             316           74,614
  Change in unrealized appreciation (depreciation)           88,530         129,746           96,659
                                                      -------------   -------------    -------------
    Net increase (decrease) in net assets from
     operations                                              99,528         124,120          165,342
                                                      -------------   -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments                -               -                -
  MetLife Investors USA Insurance Company
   redemptions                                                    -               -                -
  Payments received from contract owners                     98,391         248,630          130,969
  Transfers between sub-accounts (including fixed
   account), net                                            632,576       1,378,139          795,880
  Transfers for contract benefits and terminations          (11,961)         (1,648)         (23,548)
                                                      -------------   -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  719,006       1,625,121          903,301
                                                      -------------   -------------    -------------
    Net increase (decrease) in net assets                   818,534       1,749,241        1,068,643
Net assets at beginning of period                                 -               -                -
                                                      -------------   -------------    -------------
Net assets at end of period                                 818,534       1,749,241        1,068,643
                                                      =============   =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                        MetLife                        Van Kampen
                                                    --------------    -------------------------------------------

                                                          Mid            Emerging                        Growth &
                                                       Cap Stock          Growth       Enterprise         Income
                                                       Index (a)           Fund           Fund             Fund
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (5,905)          (6,845)        (1,399)          (1,432)
  Net realized gain (loss)                                   5,458          (62,002)        (7,910)            (566)
  Change in unrealized appreciation (depreciation)         144,303          179,009         43,499           67,709
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            143,856          110,162         34,190           65,711
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -              -                -
  Payments received from contract owners                   185,742              405         (9,701)               -
  Transfers between sub-accounts (including fixed
   account), net                                         1,176,097           17,750         (8,142)          35,761
  Transfers for contract benefits and terminations         (21,596)         (57,744)        (1,784)          (6,985)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,340,243          (39,589)       (19,627)          28,776
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                1,484,099           70,573         14,563           94,487
Net assets at beginning of period                                -          458,846        155,300          220,658
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $    1,484,099          529,419        169,863          315,145
                                                    ==============    =============  =============    =============

                                                                     Federated
                                                    -------------------------------------------

                                                       American          High            Growth
                                                       Leaders        Income Bond       Strategic
                                                       Fund II          Fund II          Fund II
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              1,685           15,835           (2,548)
  Net realized gain (loss)                                (24,215)          (3,235)         (16,005)
  Change in unrealized appreciation (depreciation)        158,025           34,423           77,183
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           135,495           47,023           58,630
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -                -
  Payments received from contract owners                    6,180                -              690
  Transfers between sub-accounts (including fixed
   account), net                                          (37,951)           1,712           (7,677)
  Transfers for contract benefits and terminations        (49,996)         (30,074)          (7,662)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (81,767)         (28,362)         (14,649)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                  53,728           18,661           43,981
Net assets at beginning of period                         593,612          244,101          158,130
                                                    -------------    -------------    -------------
Net assets at end of period                               647,340          262,762          202,111
                                                    =============    =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                       Federated        Neuberger          Alger
                                                    --------------    -------------    --------------   ----------------

                                                        Equity                             Small
                                                        Income           Genesis       Capitalization       Growth
                                                        Fund II           Trust             Fund             Fund
                                                    --------------    -------------    --------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        1,618           (1,434)        (701,164)         (71,567)
  Net realized gain (loss)                                 (17,041)         156,873       (5,252,739)      (9,975,488)
  Change in unrealized appreciation (depreciation)          83,956         (160,697)      23,298,902       13,059,440
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             68,533           (5,258)      17,344,999        3,012,385
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                       629            3,656        5,741,989          441,349
  Transfers between sub-accounts (including fixed
   account), net                                            (5,346)           3,457       (2,327,509)        (218,637)
  Transfers for contract benefits and terminations         (28,557)      (3,176,724)      (3,893,264)     (20,566,154)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (33,274)      (3,169,611)        (478,784)     (20,343,442)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                   35,259       (3,174,869)      16,866,215      (17,331,057)
Net assets at beginning of period                          300,784        3,192,787       42,603,692       27,968,736
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $      336,043           17,918       59,469,907       10,637,679
                                                    ==============    =============    =============    =============

                                                       T Rowe                           Janus
                                                    ---------------------------     -------------

                                                                         Prime          Aspen
                                                    International       Reserve       Worldwide
                                                     Stock Fund          Fund          Growth
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              2,214           (3,691)        (2,228)
  Net realized gain (loss)                             (2,167,516)               -     (3,519,195)
  Change in unrealized appreciation (depreciation)      2,421,369                -      3,562,040
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           256,067           (3,691)        40,617
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -              -
  Payments received from contract owners                   76,061          (13,752)         7,003
  Transfers between sub-accounts (including fixed
   account), net                                          (39,262)         (83,983)       (22,741)
  Transfers for contract benefits and terminations     (3,610,120)        (300,571)    (5,187,724)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (3,573,321)        (398,306)    (5,203,462)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets              (3,317,254)        (401,997)    (5,162,845)
Net assets at beginning of period                       4,374,990        1,838,862      5,172,450
                                                    -------------    -------------  -------------
Net assets at end of period                             1,057,736        1,436,865          9,605
                                                    =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                      American
                                                    --------------------------------------------
                                                        Global
                                                        Small                         Growth &
                                                    Capitalization      Growth         Income
                                                       Fund (a)        Fund (a)       Fund (a)          Total
                                                    --------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (3,941)       (21,399)        17,431      (25,198,577)
  Net realized gain (loss)                                   6,885            662          3,541      (53,527,113)
  Change in unrealized appreciation (depreciation)         134,325        611,512        404,263    1,004,499,912
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            137,269        590,775        425,235      925,774,222
                                                    --------------  -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -                7
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -           (9,976)
  Payments received from contract owners                   130,939        720,748        538,731    2,420,600,818
  Transfers between sub-accounts (including fixed
   account), net                                         1,012,398      5,681,430      3,962,633      761,613,623
  Transfers for contract benefits and terminations            (890)       (22,327)       (56,047)    (335,370,996)
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,142,447      6,379,851      4,445,317    2,846,833,476
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets                1,279,716      6,970,626      4,870,552    3,772,607,698
Net assets at beginning of period                                -              -              -    2,594,706,334
                                                    --------------  -------------  -------------    -------------
Net assets at end of period                         $    1,279,716      6,970,626      4,870,552    6,367,314,032
                                                    ==============  =============  =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                                  Met Investors
                                                    ----------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett      Lord Abbett      Lord Abbett
                                                       Growth &       Growth &           Bond             Bond
                                                        Income         Income          Debenture        Debenture
                                                       Portfolio     Portfolio B     Portfolio (b)     Portfolio B
                                                    --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,138,649)       111,314             (977)       1,578,316
  Net realized gain (loss)                              15,626,004     11,124,550             (896)        (773,645)
  Change in unrealized appreciation (depreciation)     (77,572,328)   (28,389,839)             102        1,257,236
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                        (63,084,973)   (17,153,975)          (1,771)       2,061,907
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -           (374)               -             (293)
  Payments received from contract owners                25,971,706     91,817,429            1,230       59,833,185
  Transfers between sub-accounts (including fixed
   account), net                                        (8,150,338)    52,906,691          115,317       41,955,527
  Transfers for contract benefits and terminations     (23,488,798)    (3,378,135)          (5,999)      (1,840,756)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              (5,667,430)   141,345,611          110,548       99,947,663
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets              (68,752,403)   124,191,636          108,777      102,009,570
Net assets at beginning of period                      325,653,699     34,277,208                -       13,245,734
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $  256,901,296    158,468,844          108,777      115,255,304
                                                    ==============  =============    =============    =============

                                                    ----------------------------------------
                                                      JP Morgan        Met/             Met/
                                                       Quality        Putnam           Putnam
                                                        Bond         Research         Research
                                                      Portfolio      Portfolio       Portfolio B
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          1,270,331       (234,889)        (165,090)
  Net realized gain (loss)                                 73,635       (670,404)        (234,087)
  Change in unrealized appreciation (depreciation)      1,086,975     (6,476,873)      (3,299,270)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         2,430,941     (7,382,166)      (3,698,447)
                                                    -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              (81)
  Payments received from contract owners                4,016,933        105,010       12,665,806
  Transfers between sub-accounts (including fixed
   account), net                                        6,899,181       (577,919)       9,445,184
  Transfers for contract benefits and terminations     (3,071,140)    (4,612,308)        (590,039)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              7,844,974     (5,085,217)      21,520,870
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets              10,275,915    (12,467,383)      17,822,423
Net assets at beginning of period                      27,978,232     35,501,717        9,239,682
                                                    -------------  -------------    -------------
Net assets at end of period                            38,254,147     23,034,334       27,062,105
                                                    =============  =============    =============

(b) For the period from April 26, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                                  Met Investors
                                                    ------------------------------------------------------------------
                                                     Oppenheimer          PIMCO            Janus          PIMCO
                                                       Capital            Money         Aggressive     Total Return
                                                     Appreciation        Market           Growth           Bond
                                                     Portfolio B       Portfolio B      Portfolio B     Portfolio
                                                    --------------    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (850,938)        (341,003)        (333,800)      (345,747)
  Net realized gain (loss)                                (149,511)               -         (119,094)       179,184
  Change in unrealized appreciation (depreciation)     (11,600,543)               -       (6,107,360)     2,227,788
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        (12,600,992)        (341,003)      (6,560,254)     2,061,225
                                                    --------------    -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              100                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                 (84)            (200)               -              -
  Payments received from contract owners                58,590,707       89,900,591       23,942,950        145,191
  Transfers between sub-accounts (including fixed
   account), net                                        31,825,076      (12,384,178)       9,850,187        151,886
  Transfers for contract benefits and terminations      (1,723,549)      (7,391,851)        (599,007)    (5,060,861)
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              88,692,150       70,124,462       33,194,130     (4,763,784)
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets               76,091,158       69,783,459       26,633,876     (2,702,559)
Net assets at beginning of period                       21,746,003       20,680,843       10,268,286     28,189,123
                                                    --------------    -------------    -------------  -------------
Net assets at end of period                         $   97,837,161       90,464,302       36,902,162     25,486,564
                                                    ==============    =============    =============  =============

                                                    --------------------------------------
                                                        PIMCO                          T Rowe Price
                                                     Total Return        PIMCO           Mid Cap
                                                         Bond         Innovation          Growth
                                                     Portfolio B      Portfolio B      Portfolio B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (1,720,899)        (123,809)        (407,716)
  Net realized gain (loss)                                 46,268         (201,351)          27,331
  Change in unrealized appreciation (depreciation)     10,076,696       (4,813,192)     (11,731,559)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         8,402,065       (5,138,352)     (12,111,944)
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                               (103)               -             (144)
  Payments received from contract owners              122,406,152        5,973,353       27,351,253
  Transfers between sub-accounts (including fixed
   account), net                                       85,492,935        5,114,891       14,641,601
  Transfers for contract benefits and terminations     (3,532,621)        (128,982)        (659,896)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                            204,366,363       10,959,262       41,332,814
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets             212,768,428        5,820,910       29,220,870
Net assets at beginning of period                      25,502,389        4,374,770       13,714,105
                                                    -------------    -------------    -------------
Net assets at end of period                           238,270,817       10,195,680       42,934,975
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                   Met Investors
                                                    ----------------------------------------------------------------
                                                          MFS            AIM            AIM            Harris
                                                       Research       Small Cap       Mid Cap          Oakmark
                                                     International     Growth       Core Equity     International
                                                      Portfolio B    Portfolio B    Portfolio B      Portfolio B
                                                    --------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (298,125)      (236,084)      (188,931)         (64,652)
  Net realized gain (loss)                                (510,120)       (81,381)      (130,466)         (35,949)
  Change in unrealized appreciation (depreciation)      (1,617,055)    (3,280,761)    (1,443,650)        (601,328)
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         (2,425,300)    (3,598,226)    (1,763,047)        (701,929)
                                                    --------------  -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                (166)          (428)          (433)               -
  Payments received from contract owners                29,812,221     25,237,357     15,589,943        9,759,385
  Transfers between sub-accounts (including fixed
   account), net                                        12,032,231     11,546,362      8,839,084        3,511,599
  Transfers for contract benefits and terminations        (687,778)      (268,708)      (398,760)         (99,011)
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              41,156,508     36,514,583     24,029,834       13,171,973
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets               38,731,208     32,916,357     22,266,787       12,470,044
Net assets at beginning of period                        7,667,126      1,412,802      1,010,195          218,731
                                                    --------------  -------------  -------------    -------------
Net assets at end of period                         $   46,398,334     34,329,159     23,276,982       12,688,775
                                                    ==============  =============  =============    =============

                                                                                 AIM
                                                    -----------     ----------------------------
                                                     Third Avenue
                                                       Small Cap       Premier          Capital
                                                         Value         Equity         Appreciation
                                                    Portfolio B (c)     Fund              Fund
                                                    --------------- -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (56,207)       (19,514)         (12,521)
  Net realized gain (loss)                                  30,890       (425,721)        (278,584)
  Change in unrealized appreciation (depreciation)          66,218       (229,205)          35,711
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             40,901       (674,440)        (255,394)
                                                     -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments           1,500              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -                -
  Payments received from contract owners                15,248,088          8,310              260
  Transfers between sub-accounts (including fixed
   account), net                                        10,381,518        (67,187)          13,898
  Transfers for contract benefits and terminations        (143,373)      (207,697)        (108,752)
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              25,487,733       (266,574)         (94,594)
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets               25,528,634       (941,014)        (349,988)
Net assets at beginning of period                                -      2,299,736        1,063,327
                                                     -------------  -------------    -------------
Net assets at end of period                             25,528,634      1,358,722          713,339
                                                     =============  =============    =============

(c) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                 AIM                                     MFS
                                                    -----------------------------    -------------------------------

                                                     International                                      Investors
                                                        Growth           Balanced       Research          Trust
                                                         Fund              Fund          Series          Series
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (5,895)          12,198         (5,109)          (1,858)
  Net realized gain (loss)                                (139,519)        (145,764)      (130,736)         (30,552)
  Change in unrealized appreciation (depreciation)          29,252         (146,217)           760          (22,271)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           (116,162)        (279,783)      (135,085)         (54,681)
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -              -                -
  Payments received from contract owners                       740              200          9,861                -
  Transfers between sub-accounts (including fixed
   account), net                                           (12,152)          (6,839)        (9,513)           1,359
  Transfers for contract benefits and terminations         (66,339)        (140,825)       (40,290)         (24,241)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (77,751)        (147,464)       (39,942)         (22,882)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                 (193,913)        (427,247)      (175,027)         (77,563)
Net assets at beginning of period                          750,487        1,579,587        534,747          254,430
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $      556,574        1,152,340        359,720          176,867
                                                    ==============    =============  =============    =============

                                                                            Oppenheimer
                                                    ------------   ----------------------------
                                                                    Main Street
                                                         New         Growth &
                                                      Discovery       Income           Bond
                                                       Series          Fund            Fund
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (6,509)       (11,925)        23,378
  Net realized gain (loss)                                (94,147)      (228,579)        (5,566)
  Change in unrealized appreciation (depreciation)        (86,158)      (176,542)        10,343
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (186,814)      (417,046)        28,155
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              -
  Payments received from contract owners                   12,659          2,601          1,103
  Transfers between sub-accounts (including fixed
   account), net                                          (73,381)      (218,399)       111,827
  Transfers for contract benefits and terminations        (17,837)      (230,459)       (92,902)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (78,559)      (446,257)        20,028
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets                (265,373)      (863,303)        48,183
Net assets at beginning of period                         605,606      2,348,540        371,689
                                                    -------------  -------------  -------------
Net assets at end of period                               340,233      1,485,237        419,872
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                     Oppenheimer
                                                    --------------------------------------------    --------------
                                                                     Main Street
                                                                        Small          Strategic        Asset
                                                         Money           Cap             Bond          Manager
                                                         Fund        Growth Fund         Fund         Portfolio
                                                    --------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          193         (2,100)          21,920      4,605,137
  Net realized gain (loss)                                       -         (1,967)          (5,014)    (3,833,433)
  Change in unrealized appreciation (depreciation)               -        (22,202)             285    (19,943,022)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                193        (26,269)          17,191    (19,171,318)
                                                    --------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -                -              -
  Payments received from contract owners                   (22,830)           240                -     14,348,141
  Transfers between sub-accounts (including fixed
   account), net                                           123,973         (3,838)         (73,887)    (6,809,387)
  Transfers for contract benefits and terminations         (83,312)        (6,813)         (19,145)   (15,375,384)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  17,831        (10,411)         (93,032)    (7,836,630)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                   18,024        (36,680)         (75,841)   (27,007,948)
Net assets at beginning of period                          892,095        160,059          323,940    189,787,009
                                                    --------------  -------------    -------------  -------------
Net assets at end of period                         $      910,119        123,379          248,099    162,779,061
                                                    ==============  =============    =============  =============

                                                               Fidelity
                                                    --------------------------------------------


                                                       Growth        Contrafund     Overseas
                                                      Portfolio      Portfolio      Portfolio
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (2,872,160)    (1,151,462)       (58,165)
  Net realized gain (loss)                             (8,434,983)    (1,424,664)    (1,395,556)
  Change in unrealized appreciation (depreciation)    (91,373,406)   (21,506,132)    (1,608,623)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                      (102,680,549)   (24,082,258)    (3,062,344)
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              -
  Payments received from contract owners               32,539,185     26,210,040        255,900
  Transfers between sub-accounts (including fixed
   account), net                                      (11,860,922)    (6,113,610)      (454,718)
  Transfers for contract benefits and terminations    (22,778,587)   (14,796,387)    (1,663,976)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (2,100,324)     5,300,043     (1,862,794)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets            (104,780,873)   (18,782,215)    (4,925,138)
Net assets at beginning of period                     327,267,913    219,635,153     15,199,163
                                                    -------------  -------------  -------------
Net assets at end of period                           222,487,040    200,852,938     10,274,025
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                      Fidelity                        Scudder I
                                                    --------------------------------------------    -------------  --------------
                                                                                                                       Davis
                                                        Equity-                          Money                        Venture
                                                        Income          Index 500       Market      International      Value
                                                       Portfolio        Portfolio      Portfolio      Portfolio       Fund E
                                                    --------------    -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      123,246          (60,161)       114,274        (89,593)      (682,137)
  Net realized gain (loss)                                (467,205)      (2,601,002)             -     (2,171,519)       (79,480)
  Change in unrealized appreciation (depreciation)      (5,448,571)     (59,492,684)             -     (1,387,554)   (10,644,714)
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (5,792,530)     (62,153,847)       114,274     (3,648,666)   (11,406,331)
                                                    --------------    -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -              -              -           (252)
  Payments received from contract owners                   139,571       32,701,709      3,458,477      3,614,551     73,472,705
  Transfers between sub-accounts (including fixed
   account), net                                        (1,628,784)     (10,730,284)    (1,597,458)       (29,908)    42,451,975
  Transfers for contract benefits and terminations      (2,943,318)     (15,391,836)    (5,582,028)    (1,047,538)    (2,520,827)
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (4,432,531)       6,579,589     (3,721,009)     2,537,105    113,403,601
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              (10,225,061)     (55,574,258)    (3,606,735)    (1,111,561)   101,997,270
Net assets at beginning of period                       32,860,349      257,801,224     34,519,456     17,138,523     26,847,651
                                                    --------------    -------------  -------------  -------------  -------------
Net assets at end of period                         $   22,635,288      202,226,966     30,912,721     16,026,962    128,844,921
                                                    ==============    =============  =============  =============  =============

                                                         MetLife
                                                    ------------------------------
                                                        Harris
                                                       Oakmark          Jennison
                                                       Focused           Growth
                                                     Value Fund B    Portfolio B (c)
                                                    -------------    ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (953,356)         (156,833)
  Net realized gain (loss)                               (207,588)           (8,105)
  Change in unrealized appreciation (depreciation)     (5,211,041)       (2,035,146)
                                                    -------------     -------------
    Net increase (decrease) in net assets from
     operations                                        (6,371,985)       (2,200,084)
                                                    -------------     -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -             1,500
  MetLife Investors USA Insurance Company
   redemptions                                               (276)           (1,190)
  Payments received from contract owners               58,011,135        31,241,035
  Transfers between sub-accounts (including fixed
   account), net                                       42,103,479        13,161,775
  Transfers for contract benefits and terminations     (2,025,627)         (177,054)
                                                    -------------     -------------
    Net increase (decrease) in net assets from
     contract transactions                             98,088,711        44,226,066
                                                    -------------     -------------
    Net increase (decrease) in net assets              91,716,726        42,025,982
Net assets at beginning of period                      22,222,600                 -
                                                    -------------     -------------
Net assets at end of period                           113,939,326        42,025,982
                                                    =============     =============

(c) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                             MetLife
                                                    ------------------------------------------------------------------
                                                        Putnam                            Russell           Met/
                                                     International        Janus            2000            Putnam
                                                         Stock           Mid Cap           Index           Voyager
                                                       Portfolio        Portfolio        Portfolio       Portfolio A
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (1,740)         (12,502)          (4,074)          (5,997)
  Net realized gain (loss)                                 (16,231)        (254,537)         (32,735)         (61,371)
  Change in unrealized appreciation (depreciation)         (45,681)         (71,946)         (91,061)         (87,937)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (63,652)        (338,985)        (127,870)        (155,305)
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                         -           35,471            6,652            7,997
  Transfers between sub-accounts (including fixed
   account), net                                            27,139           43,394          130,182           36,091
  Transfers for contract benefits and terminations         (15,391)         (72,147)         (38,685)         (23,014)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  11,748            6,718           98,149           21,074
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                  (51,904)        (332,267)         (29,721)        (134,231)
Net assets at beginning of period                          328,657        1,035,960          408,218          460,535
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $      276,753          703,693          378,497          326,304
                                                    ==============    =============    =============    =============

                                                                                        Van Kampen
                                                    -----------------------           -------------
                                                        Loomis
                                                        Sayles           Stock           Emerging
                                                      High Yield         Index            Growth
                                                       Bond (d)       Portfolio B          Fund
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              9,332         (249,848)          (6,607)
  Net realized gain (loss)                                   (508)      (1,214,414)        (366,637)
  Change in unrealized appreciation (depreciation)          8,635       (4,231,246)         119,225
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            17,459       (5,695,508)        (254,019)
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -             (511)               -
  Payments received from contract owners                      378       24,510,041            5,649
  Transfers between sub-accounts (including fixed
   account), net                                          (84,444)      21,034,980          (17,241)
  Transfers for contract benefits and terminations        (17,077)        (163,796)        (117,619)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (101,143)      45,380,714         (129,211)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                 (83,684)      39,685,206         (383,230)
Net assets at beginning of period                          83,684        1,804,850          842,076
                                                    -------------    -------------    -------------
Net assets at end of period                                     -       41,490,056          458,846
                                                    =============    =============    =============

(d) For the period from January 1, 2002 to April 29, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                     Van Kampen
                                                    --------------------------------------------    --------------

                                                                       Growth &                        American
                                                      Enterprise        Income       Strategic         Leaders
                                                         Fund          Fund (c)      Stock (e)         Fund II
                                                    --------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (1,913)        (2,262)         5,363           (1,235)
  Net realized gain (loss)                                 (82,135)         6,859         17,308         (137,726)
  Change in unrealized appreciation (depreciation)           9,598        (33,073)       (12,418)         (95,148)
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (74,450)       (28,476)        10,253         (234,109)
                                                    --------------  -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -                -
  Payments received from contract owners                     9,701          7,412              -              555
  Transfers between sub-accounts (including fixed
   account), net                                           (17,369)       282,495       (278,619)        (113,675)
  Transfers for contract benefits and terminations         (29,156)       (40,773)       (16,884)        (220,922)
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (36,824)       249,134       (295,503)        (334,042)
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets                 (111,274)       220,658       (285,250)        (568,151)
Net assets at beginning of period                          266,574              -        285,250        1,161,763
                                                    --------------  -------------  -------------    -------------
Net assets at end of period                         $      155,300        220,658              -          593,612
                                                    ==============  =============  =============    =============

                                                               Federated
                                                    --------------------------------------------

                                                        High            Growth           Equity
                                                     Income Bond       Strategic         Income
                                                       Fund II          Fund II          Fund II
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             23,480           (2,826)           2,837
  Net realized gain (loss)                                (24,865)         (19,591)         (82,379)
  Change in unrealized appreciation (depreciation)          1,375          (40,427)         (24,522)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                               (10)         (62,844)        (104,064)
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -                -
  Payments received from contract owners                    4,912              690              380
  Transfers between sub-accounts (including fixed
   account), net                                             (300)             648          (11,774)
  Transfers for contract benefits and terminations        (31,993)         (15,437)         (73,820)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (27,381)         (14,099)         (85,214)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                 (27,391)         (76,943)        (189,278)
Net assets at beginning of period                         271,492          235,073          490,062
                                                    -------------    -------------    -------------
Net assets at end of period                               244,101          158,130          300,784
                                                    =============    =============    =============

(c) For the period from May 1, 2002 to December 31, 2002.
(e) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                              Neuberger                    Alger
                                                    -----------------------------      --------------   ----------------

                                                                                           Small
                                                        Genesis                        Capitalization       Growth
                                                         Trust         Partners (e)         Fund             Fund
                                                    --------------    -------------    --------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (32,557)          (4,320)        (667,746)        (245,790)
  Net realized gain (loss)                                  55,917         (187,558)      (3,434,135)      (2,686,483)
  Change in unrealized appreciation (depreciation)        (224,296)         183,291      (11,676,385)      (6,737,895)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           (200,936)          (8,587)     (15,778,266)      (9,670,168)
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                 1,078,133           82,942        7,610,984        2,213,367
  Transfers between sub-accounts (including fixed
   account), net                                            36,201       (1,247,168)      (1,879,659)        (570,412)
  Transfers for contract benefits and terminations      (1,038,344)        (409,838)      (3,237,431)      (5,084,435)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  75,990       (1,574,064)       2,493,894       (3,441,480)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                 (124,946)      (1,582,651)     (13,284,372)     (13,111,648)
Net assets at beginning of period                        3,317,733        1,582,651       55,888,064       41,080,384
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $    3,192,787                -       42,603,692       27,968,736
                                                    ==============    =============    =============    =============

                                                       T Rowe                             Janus
                                                    ---------------------------       -------------

                                                                         Prime            Aspen
                                                    International       Reserve         Worldwide
                                                     Stock Fund          Fund            Growth
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              8,379            7,152           (3,450)
  Net realized gain (loss)                               (314,464)               -       (1,253,444)
  Change in unrealized appreciation (depreciation)       (736,567)               -         (837,115)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                        (1,042,652)           7,152       (2,094,009)
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -                -
  Payments received from contract owners                  440,676            1,053        1,851,311
  Transfers between sub-accounts (including fixed
   account), net                                          (34,460)         450,046         (103,543)
  Transfers for contract benefits and terminations       (646,288)        (127,835)      (2,806,857)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (240,072)         323,264       (1,059,089)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets              (1,282,724)         330,416       (3,153,098)
Net assets at beginning of period                       5,657,714        1,508,446        8,325,548
                                                    -------------    -------------    -------------
Net assets at end of period                             4,374,990        1,838,862        5,172,450
                                                    =============    =============    =============

(e) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                               Total
                                                          --------------
      Increase (decrease) in net assets from operations:
        Net investment income (loss)                      $   (5,922,831)
        Net realized gain (loss)                              (7,997,855)
        Change in unrealized appreciation (depreciation)    (386,099,473)
                                                          --------------
          Net increase (decrease) in net assets from
           operations                                       (400,020,159)
                                                          --------------
      Contract transactions:
        MetLife Investors USA Insurance Company payments           3,100
        MetLife Investors USA Insurance Company
         redemptions                                              (4,535)
        Payments received from contract owners               932,242,387
        Transfers between sub-accounts (including fixed
         account), net                                       359,557,366
        Transfers for contract benefits and terminations    (157,250,488)
                                                          --------------
          Net increase (decrease) in net assets from
           contract transactions                           1,134,547,830
                                                          --------------
          Net increase (decrease) in net assets              734,527,671
      Net assets at beginning of period                    1,860,178,663
                                                          --------------
      Net assets at end of period                         $2,594,706,334
                                                          ==============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(1) Organization
   MetLife Investors USA Separate Account A (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors USA Insurance Company (MLIUSA) and exists in accordance with the regulations of the Delaware Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIUSA.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIUSA.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIUSA's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIUSA may conduct.

   The following sub-accounts were available for investment as of December 31, 2003:

                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  JP Morgan Quality Bond Portfolio
                  Met/Putnam Research Portfolio
                  Met/Putnam Research Portfolio B
                  Oppenheimer Capital Appreciation Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  PIMCO Money Market Portfolio B
                  Janus Aggressive Growth Portfolio B
                  PIMCO Total Return Bond Portfolio
                  PIMCO Total Return Bond Portfolio B
                  PIMCO Innovation Portfolio
                  PIMCO Innovation Portfolio B
                  T Rowe Price Mid Cap Growth Portfolio B
                  MFS Research International Portfolio B
                  AIM Small Cap Growth Portfolio
                  AIM Small Cap Growth Portfolio B
                  AIM Mid Cap Core Equity Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small Cap Value Portfolio
                  Third Avenue Small Cap Value Portfolio B
                 AIM Variable Insurance Funds, Inc. (AIM):
                  Premier Equity Fund
                  Capital Appreciation Fund
                  International Growth Fund
                  Balanced Fund
                 MFS Variable Insurance Trust (MFS):
                  Research Series
                  Investors Trust Series
                  New Discovery Series

       Oppenheimer Variable Account Funds (Oppenheimer):
        Main Street Growth & Income Fund
        Bond Fund
        Money Fund
        Main Street Small Cap Growth Fund
        Strategic Bond Fund
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        Asset Manager Portfolio
        Growth Portfolio
        Contrafund Portfolio
        Overseas Portfolio
        Equity-Income Portfolio
        Index 500 Portfolio
        Money Market Portfolio
       Scudder Variable Series I (Scudder I):
        International Portfolio
       Metropolitan Life Series Funds (MetLife):
        Davis Venture Value Fund
        Davis Venture Value Fund E
        Harris Oakmark Focused Value Fund
        Harris Oakmark Focused Value Fund B
        Jennison Growth Portfolio B
        MFS Total Return Series
        Putnam International Stock Portfolio
        Janus Mid Cap Portfolio
        Russell 2000 Index Portfolio
        Met/Putnam Voyager Portfolio A
        SSR Aurora Portfolio
        SSR Bond Income Portfolio
        SSR Large Cap Value Portfolio
        Stock Index Portfolio
        Stock Index Portfolio B
        Alger Equity Growth

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(1) Organization, continued:

             Metropolitan Life Series Funds (MetLife), (continued):
              Lehman Brothers Aggregate Bond Index
              FI Mid Cap Opportunities
              Harris Oakmark Large Cap Value
              Morgan Stanley EAFE Index
              Mid Cap Stock Index
             VanKampen LIT Funds (VanKampen):
              Emerging Growth Fund
              Enterprise Fund
              Growth & Income Fund
             Federated Investors Insurance Company (Federated):
              American Leaders Fund II
              High Income Bond Fund II
              Growth Strategic Fund II
              Equity Income Fund II
                      Neuberger Berman (Neuberger Berman):
                       Genesis Trust
                      The Alger American Fund (Alger):
                       Small Capitalization Fund
                      T Rowe Price Funds (T Rowe):
                       Growth Fund
                       International Stock Fund
                       Prime Reserve Fund
                      Janus Capital Funds Corp. (Janus):
                       Aspen Worldwide Growth
                      American Funds (American):
                       Global Small Capitalization Fund
                       Growth Fund
                       Growth & Income Fund
         During 2003, the following sub-accounts changed names:
           Met Investors Series Trust - MFS Mid Cap Growth Portfolio
            B to T Rowe Price Mid Cap Growth Portfolio B
           Met Investors Series Trust - SSR Concentrated
            International Portfolio B to Harris Oakmark
            International Portfolio B
           MetLife Series - Putnam Large Cap Growth Portfolio to
            Met/Putnam Voyager Portfolio A

 The following sub-accounts ceased operations during the years ended December
   31, 2003 and 2002:

 Year ended December 31, 2003:                          Date Ceased Operations
 -----------------------------                          ----------------------
   None.

 Year ended December 31, 2002:
 -----------------------------
   MetLife Loomis Sayles High Yield Bond                    April 26, 2002
   Van Kampen Strategic Stock                               May 1, 2002
   Neuberger Partners Trust                                 May 1, 2002

 The following sub-accounts began operations during the years ended December
   31, 2003 and 2002:

 Year ended December 31, 2003:                           Date Began Operations
 -----------------------------                           ---------------------
   Met Investors PIMCO Inflation Protected Bond
    Portfolio B                                               May 1, 2003
   Met Investors PIMCO Innovation Portfolio                   May 1, 2003
   Met Investors AIM Small Cap Growth Portfolio               May 1, 2003
   Met Investors Third Avenue Small Cap Value Portfolio       May 1, 2003
   MetLife Davis Venture Value Fund                           May 1, 2003
   MetLife Harris Oakmark Focused Value Fund                  May 1, 2003
   MetLife MFS Total Return Series                            May 1, 2003
   MetLife SSR Aurora Portfolio                               May 1, 2003
   MetLife SSR Bond Income Portfolio                          May 1, 2003
   MetLife SSR Large Cap Value Portfolio                      May 1, 2003
   MetLife Stock Index Portfolio                              May 1, 2003
   MetLife Alger Equity Growth                                May 1, 2003

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(1) Organization, continued:

 Year ended December 31, 2003 continued:                 Date Began Operations
 ---------------------------------------                 ---------------------
  MetLife Lehman Brothers Aggregate Bond Index              May 1, 2003
  MetLife FI Mid Cap Opportunities                          May 1, 2003
  MetLife Harris Oakmark Large Cap Value                    May 1, 2003
  MetLife Morgan Stanley EAFE Index                         May 1, 2003
  MetLife Mid Cap Stock Index                               May 1, 2003
  American Global Small Capitalization Fund                 May 1, 2003
  American Growth Fund                                      May 1, 2003
  American Growth & Income Fund                             May 1, 2003

 Year ended December 31, 2002:
 -----------------------------
  Met Investors Lord Abbett Bond Debenture Portfolio        April 26, 2002
  Met Investors Third Avenue Small Cap Value Portfolio B    May 1, 2002
  MetLife Jennison Growth Portfolio B                       May 1, 2002
  Van Kampen Growth & Income Fund                           May 1, 2002

(2) Significant Accounting Policies

  (a) Investment Valuation
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios. These investment companies value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (b) Reinvestment of Distributions
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (c) Federal Income Taxes
      The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (d) Estimates
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

(3) Separate Account Expenses
   For variable annuity contracts, MLIUSA deducts a daily charge from the net assets of the Separate Account sub-accounts for mortality and administrative expenses that ranges from an annual rate of 0.89% to an annual rate of 2.25%. This varies according to the product specifications. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(4) Contract Fees
   There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years, 3% of the purchase payments withdrawn in the sixth and seventh years, and 0% of the purchase payments withdrawn thereafter. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee.

   For variable annuity contracts with a sales charge, MLIUSA deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              6.00%
                 $50,000 - $99,999.99           5.00%
                 $100,000 - $249,999.99         4.00%
                 $250,000 - $499,999.99         3.00%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   Depending on the product, an annual contract maintenance fee of $0-49 is imposed on variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIUSA may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

   During the year ended December 31, 2003, contract maintenance, surrender, and transfer fees of $7,983,013 were deducted.

   Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA reserves the right to deduct premium taxes when incurred.



                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(5) Cost Basis of Investments
   The cost basis of each sub-account's investment as of December 31, 2003 follows:

   Met Investors Lord Abbett Growth & Income Portfolio        $  307,992,279
   Met Investors Lord Abbett Growth & Income Portfolio B         550,017,771
   Met Investors Lord Abbett Bond Debenture Portfolio                960,474
   Met Investors Lord Abbett Bond Debenture Portfolio B          445,544,110
   Met Investors JP Morgan Quality Bond Portfolio                 32,476,052
   Met Investors Met/Putnam Research Portfolio                    21,538,397
   Met Investors Met/Putnam Research Portfolio B                  60,485,920
   Met Investors Oppenheimer Capital Appreciation Portfolio B    358,418,515
   Met Investors PIMCO Inflation Protected Bond Portfolio B      265,719,523
   Met Investors PIMCO Money Market Portfolio B                  117,274,847
   Met Investors Janus Aggressive Growth Portfolio B             156,625,035
   Met Investors PIMCO Total Return Portfolio                     20,919,820
   Met Investors PIMCO Total Return Portfolio B                  468,025,020
   Met Investors PIMCO Innovation Portfolio                          591,270
   Met Investors PIMCO Innovation Portfolio B                     37,305,275
   Met Investors T Rowe Price Mid Cap Growth Portfolio B         180,383,538
   Met Investors MFS Research International Portfolio B           98,826,228
   Met Investors AIM Small Cap Growth Portfolio                      346,477
   Met Investors AIM Small Cap Growth Portfolio B                121,335,341
   Met Investors AIM Mid Cap Core Equity Portfolio B             129,713,592
   Met Investors Harris Oakmark International Portfolio B        166,009,964
   Met Investors Third Avenue Small Cap Value Portfolio              516,707
   Met Investors Third Avenue Small Cap Value Portfolio B        184,715,106
   AIM Premier Equity Fund                                         2,008,181
   AIM Capital Appreciation Fund                                     989,400
   AIM International Growth Fund                                     842,767
   AIM Balanced Fund                                               1,335,201
   MFS Research Series                                               468,144
   MFS Investors Trust Series                                        213,838
   MFS New Discovery Series                                          374,872
   Oppenheimer Main Street Growth & Income Fund                    1,844,014
   Oppenheimer Bond Fund                                             424,023
   Oppenheimer Money Fund                                            541,687
   Oppenheimer Main Street Small Cap Growth Fund                     161,004
   Oppenheimer Strategic Bond Fund                                   228,450
   Fidelity Asset Manager Portfolio                              191,014,051
   Fidelity Growth Portfolio                                     332,251,552
   Fidelity Contrafund Portfolio                                 228,558,006
   Fidelity Overseas Portfolio                                    14,839,077
   Fidelity Equity-Income Portfolio                               25,180,263
   Fidelity Index 500 Portfolio                                  166,111,195

          Fidelity Money Market Portfolio              $   26,629,538
          Scudder International Portfolio                  27,951,835
          MetLife Davis Venture Value Fund                    695,290
          MetLife Davis Venture Value Fund E              357,459,894
          MetLife Harris Oakmark Focused Value Fund         3,291,196
          MetLife Harris Oakmark Focused Value Fund B     339,059,006
          MetLife Jennison Growth Portfolio B             160,917,221
          MetLife MFS Total Return Series                     720,886
          MetLife Putnam International Stock Portfolio        370,723
          MetLife Janus Mid Cap Portfolio                   1,356,181
          MetLife Russell 2000 Index Portfolio              1,999,267
          MetLife Met/Putnam Voyager Portfolio A              577,867
          MetLife SSR Aurora Portfolio                      2,406,148
          MetLife SSR Bond Income Portfolio                   646,190
          MetLife SSR Large Cap Value Portfolio               192,008
          MetLife Stock Index Portfolio                    61,912,978
          MetLife Stock Index Portfolio B                 118,828,583
          MetLife Alger Equity Growth                         184,772
          MetLife Lehman Brothers Aggregate Bond Index        694,658
          MetLife FI Mid Cap Opportunities                    731,010
          MetLife Harris Oakmark Large Cap Value            1,621,471
          MetLife Morgan Stanley EAFE Index                   973,289
          MetLife Mid Cap Stock Index                       1,341,594
          Van Kampen Emerging Growth Fund                     705,544
          Van Kampen Enterprise Fund                          199,732
          Van Kampen Growth & Income Fund                     280,864
          Federated American Leaders Fund II                  631,710
          Federated High Income Bond Fund II                  259,101
          Federated Growth Strategic Fund II                  314,890
          Federated Equity Income Fund II                     356,099
          Neuberger Berman Genesis Trust                       12,178
          Alger American Small Capitalization Fund        103,638,816
          T Rowe Price Growth Fund                         12,100,295
          T Rowe Price International Fund                   1,266,887
          T Rowe Price Prime Reserve Fund                   1,437,342
          Janus Aspen Worldwide Growth                          5,800
          American Growth Fund                              1,146,841
          American Growth & Income Fund                     6,367,508
          American Global Small Capitalization Fund         4,472,075
                                                       --------------
                                                       $5,936,884,273
                                                       ==============

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(6) Changes in Units Outstanding
   The changes in units outstanding for the years ended December 31, 2002 and 2003 were as follows:

                                                                         Met Investors
                                   -----------------------------------------------------------------------------------------
                                   Lord Abbett    Lord Abbett  Lord Abbett  Lord Abbett   JP Morgan      Met/         Met/
                                    Growth &       Growth &       Bond         Bond        Quality      Putnam       Putnam
                                     Income         Income      Debenture    Debenture      Bond       Research     Research
                                    Portfolio     Portfolio B   Portfolio   Portfolio B   Portfolio    Portfolio   Portfolio B
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002    13,056,744        829,894            -      949,659    2,400,419    4,271,829    1,148,099
   Units Issued                      1,549,693      4,305,256       27,783    9,394,264    1,134,762      155,184    3,804,684
   Units Redeemed                   (1,759,662)      (372,072)      (4,391)  (1,894,405)    (475,242)    (906,198)    (635,480)
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002  12,846,775      4,763,078       23,392    8,449,518    3,059,939    3,520,815    4,317,303
   Units Issued                      1,219,207     10,714,433      243,062   25,392,846      624,403       60,653    6,293,780
   Units Redeemed                   (1,917,032)      (847,953)    (158,323)  (3,513,084)  (1,007,135)    (753,055)  (1,698,082)
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003  12,148,950     14,629,558      108,131   30,329,280    2,677,207    2,828,413    8,913,001
                                   ===========    ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -              -            -            -            -            -            -
   Units Issued                              -              -            -            -            -            -            -
   Units Redeemed                            -              -            -            -            -            -            -
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -              -            -            -            -            -            -
   Units Issued                              -          1,658            -        2,676            -            -       20,018
   Units Redeemed                            -             (4)           -         (592)           -            -          (92)
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -          1,654            -        2,084            -            -       19,926
                                   ===========    ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:


                                                                          Met Investors
                                   -------------------------------------------------------------------------------------
                                   Oppenheimer        PIMCO         PIMCO          Janus        PIMCO          PIMCO
                                     Capital        Inflation       Money       Aggressive   Total Return   Total Return
                                   Appreciation   Protected Bond   Market         Growth         Bond           Bond
                                   Portfolio B     Portfolio B   Portfolio B    Portfolio B   Portfolio     Portfolio B
                                   ------------   -------------- -----------    -----------  ------------   ------------
Accumulation Units:
 Unit Balance at January 1, 2002     2,574,330               -     2,040,930      1,408,153    3,960,781      2,425,689
   Units Issued                     14,586,041               -    17,646,874      6,396,924      496,215     20,415,679
   Units Redeemed                   (1,517,417)              -   (10,706,168)      (676,086)  (1,145,748)    (1,756,563)
                                   -----------     -----------   -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002  15,642,954               -     8,981,636      7,128,991    3,311,248     21,084,805
   Units Issued                     37,979,598      26,664,957    29,097,422     21,329,554      574,005     33,897,043
   Units Redeemed                   (2,110,773)       (959,762)  (26,308,739)    (1,923,320)  (1,032,426)   (13,623,028)
                                   -----------     -----------   -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2003  51,511,779      25,705,195    11,770,319     26,535,225    2,852,827     41,358,820
                                   ===========     ===========   ===========    ===========  ===========    ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -               -             -              -            -              -
   Units Issued                              -               -             -              -            -              -
   Units Redeemed                            -               -             -              -            -              -
                                   -----------     -----------   -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002           -               -             -              -            -              -
   Units Issued                          2,268           2,767        17,124              -            -         12,838
   Units Redeemed                          (44)            (50)         (458)             -            -            (30)
                                   -----------     -----------   -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2003       2,224           2,717        16,666              -            -         12,808
                                   ===========     ===========   ===========    ===========  ===========    ===========


                                   ------

                                      PIMCO
                                    Innovation
                                    Portfolio
                                   -----------
Accumulation Units:
 Unit Balance at January 1, 2002             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
   Units Issued                        216,314
   Units Redeemed                      (77,191)
                                   -----------
 Unit Balance at December 31, 2003     139,123
                                   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2003           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                                                          Met Investors
                                   -------------------------------------------------------------------------------------------
                                                T Rowe Price      MFS          AIM          AIM          AIM         Harris
                                      PIMCO       Mid Cap      Research     Small Cap    Small Cap     Mid Cap       Oakmark
                                   Innovation      Growth    International   Growth       Growth     Core Equity  International
                                   Portfolio B  Portfolio B   Portfolio B   Portfolio   Portfolio B  Portfolio B   Portfolio B
                                   -----------  ------------ ------------- -----------  -----------  -----------  -------------
Accumulation Units:
 Unit Balance at January 1, 2002       719,543    1,668,902       916,898            -      119,269       91,975        20,012
   Units Issued                      3,285,269    8,867,108     7,647,919            -    4,384,817    2,782,051     2,076,456
   Units Redeemed                     (545,597)  (1,045,601)   (2,170,029)           -     (439,321)    (457,630)     (654,717)
                                   -----------  -----------   -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002   3,459,215    9,490,409     6,394,788            -    4,064,765    2,416,396     1,441,751
   Units Issued                      9,239,970   26,258,579    11,350,573       58,223   10,289,124   10,491,174    16,407,912
   Units Redeemed                   (3,498,556)  (2,223,849)   (4,862,091)     (26,655)  (1,878,113)    (619,349)     (960,226)
                                   -----------  -----------   -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2003   9,200,629   33,525,139    12,883,270       31,568   12,475,776   12,288,221    16,889,437
                                   ===========  ===========   ===========  ===========  ===========  ===========   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -            -             -            -            -            -             -
   Units Issued                          3,515            -             -            -            -            -             -
   Units Redeemed                       (1,752)           -             -            -            -            -             -
                                   -----------  -----------   -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002       1,763            -             -            -            -            -             -
   Units Issued                              -        1,788         3,894            -            -          641             -
   Units Redeemed                       (1,763)         (36)           (9)           -            -          (13)            -
                                   -----------  -----------   -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2003           -        1,752         3,885            -            -          628             -
                                   ===========  ===========   ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(6) Changes in Units Outstanding, continued:

                                         Met Investors                                 AIM
                                   ------------------------    ---------------------------------------------------
                                   Third Avenue   Third Avenue
                                    Small Cap      Small Cap     Premier      Capital      International
                                      Value          Value       Equity     Appreciation      Growth       Balanced
                                    Portfolio     Portfolio B     Fund          Fund           Fund          Fund
                                   ------------   ------------ -----------  ------------   ------------- -----------
Accumulation Units:
 Unit Balance at January 1, 2002             -              -      544,055      236,958         189,032      334,293
   Units Issued                              -      3,351,666      214,480      119,900          62,473      125,998
   Units Redeemed                            -       (244,877)    (291,126)    (143,742)        (82,911)    (161,963)
                                   -----------    -----------  -----------  -----------     -----------  -----------
 Unit Balance at December 31, 2002           -      3,106,789      467,409      213,116         168,594      298,328
   Units Issued                         54,100     17,714,300        9,559        9,235           8,983       11,432
   Units Redeemed                       (3,990)    (1,264,357)     (49,841)     (35,148)        (19,864)     (45,166)
                                   -----------    -----------  -----------  -----------     -----------  -----------
 Unit Balance at December 31, 2003      50,110     19,556,732      427,127      187,203         157,713      264,594
                                   ===========    ===========  ===========  ===========     ===========  ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -              -            -            -               -            -
   Units Issued                              -              -            -            -               -            -
   Units Redeemed                            -              -            -            -               -            -
                                   -----------    -----------  -----------  -----------     -----------  -----------
 Unit Balance at December 31, 2002           -              -            -            -               -            -
   Units Issued                              -            974            -            -               -            -
   Units Redeemed                            -            (20)           -            -               -            -
                                   -----------    -----------  -----------  -----------     -----------  -----------
 Unit Balance at December 31, 2003           -            954            -            -               -            -
                                   ===========    ===========  ===========  ===========     ===========  ===========

                                       MFS
                                   -----------


                                     Research
                                      Series
                                   -----------
Accumulation Units:
 Unit Balance at January 1, 2002       126,396
   Units Issued                         70,559
   Units Redeemed                      (82,693)
                                   -----------
 Unit Balance at December 31, 2002     114,262
   Units Issued                          2,134
   Units Redeemed                      (19,299)
                                   -----------
 Unit Balance at December 31, 2003      97,097
                                   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2003           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                             MFS                                        Oppenheimer
                                  ------------------------    ---------------------------------------------------------------
                                                              Main Street                              Main Street
                                   Investors         New       Growth &                                   Small      Strategic
                                     Trust        Discovery     Income         Bond        Money           Cap         Bond
                                    Series         Series        Fund          Fund        Fund        Growth Fund     Fund
                                  -----------    -----------  -----------  -----------  -----------    -----------  -----------
Accumulation Units:
Unit Balance at January 1, 2002        60,869         90,551      552,681       66,734      164,326         26,017       60,360
 Units Issued                          30,846         54,473      189,616       51,420      742,197            798        9,925
 Units Redeemed                       (37,423)       (69,565)    (305,791)     (48,069)    (738,979)        (2,676)     (26,652)
                                  -----------    -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2002      54,292         75,459      436,506       70,085      167,544         24,139       43,633
 Units Issued                           3,663          3,512        7,657        4,433          288          2,677        1,131
 Units Redeemed                        (7,122)       (20,263)     (45,312)      (4,270)     (67,609)        (1,766)      (6,703)
                                  -----------    -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2003      50,833         58,708      398,851       70,248      100,223         25,050       38,061
                                  ===========    ===========  ===========  ===========  ===========    ===========  ===========

Annuitization Units:
Unit Balance at January 1, 2002             -              -            -            -            -              -            -
 Units Issued                               -              -            -            -            -              -            -
 Units Redeemed                             -              -            -            -            -              -            -
                                  -----------    -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2002           -              -            -            -            -              -            -
 Units Issued                               -              -            -            -            -              -            -
 Units Redeemed                             -              -            -            -            -              -            -
                                  -----------    -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2003           -              -            -            -            -              -            -
                                  ===========    ===========  ===========  ===========  ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                                                            Fidelity
                                   ---------------------------------------------------------------------------------------

                                      Asset                                                      Equity-         Index
                                     Manager        Growth        Contrafund     Overseas        Income           500
                                    Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                   -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at January 1, 2002    21,022,339     25,015,822     19,181,427      2,228,327      3,242,873     19,727,766
   Units Issued                      2,059,632      3,426,291      2,781,999        130,146         88,856      3,288,938
   Units Redeemed                   (3,062,973)    (3,791,926)    (2,371,021)      (444,342)      (604,163)    (2,847,878)
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002  20,018,998     24,650,187     19,592,405      1,914,131      2,727,566     20,168,826
   Units Issued                      1,555,082      2,796,790      2,208,124         90,040         49,896      1,712,892
   Units Redeemed                   (3,238,573)    (4,702,540)    (2,799,528)      (384,586)      (407,592)    (8,899,802)
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2003  18,335,507     22,744,437     19,001,001      1,619,585      2,369,870     12,981,916
                                   ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -              -              -              -              -              -
   Units Issued                              -              -              -              -              -              -
   Units Redeemed                            -              -              -              -              -              -
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002           -              -              -              -              -              -
   Units Issued                              -              -              -              -              -              -
   Units Redeemed                            -              -              -              -              -              -
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2003           -              -              -              -              -              -
                                   ===========    ===========    ===========    ===========    ===========    ===========

                                   --

                                      Money
                                     Market
                                    Portfolio
                                   -----------
Accumulation Units:
 Unit Balance at January 1, 2002     5,072,413
   Units Issued                      2,258,178
   Units Redeemed                   (2,804,936)
                                   -----------
 Unit Balance at December 31, 2002   4,525,655
   Units Issued                      2,756,152
   Units Redeemed                   (3,362,416)
                                   -----------
 Unit Balance at December 31, 2003   3,919,391
                                   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2003           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                     Scudder I                                      MetLife
                                   ------------- --------------------------------------------------------------------
                                                    Davis        Davis          Harris       Harris
                                                   Venture      Venture        Oakmark      Oakmark       Jennison
                                   International    Value        Value         Focused      Focused        Growth
                                     Portfolio      Fund        Fund E        Value Fund  Value Fund B   Portfolio B
                                   ------------- -----------  -----------    -----------  ------------   -----------
Accumulation Units:
 Unit Balance at January 1, 2002      2,560,863            -    2,649,034              -    1,863,945              -
   Units Issued                       1,189,230            -   14,004,607              -    9,960,577      5,747,313
   Units Redeemed                      (776,660)           -   (1,167,076)             -   (1,139,281)      (228,132)
                                    -----------  -----------  -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002    2,973,433            -   15,486,565              -   10,685,241      5,519,181
   Units Issued                         958,872       29,130   29,515,663        120,508   21,294,615     18,720,667
   Units Redeemed                      (800,024)      (1,759)  (5,589,696)        (4,762)  (2,461,629)    (5,296,950)
                                    -----------  -----------  -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2003    3,132,281       27,371   39,412,532        115,746   29,518,227     18,942,898
                                    ===========  ===========  ===========    ===========  ===========    ===========

Annuitization Units:
 Unit Balance at January 1, 2002              -            -            -              -            -              -
   Units Issued                               -            -            -              -            -              -
   Units Redeemed                             -            -            -              -            -              -
                                    -----------  -----------  -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002            -            -            -              -            -              -
   Units Issued                               -            -       17,613              -        6,413          1,013
   Units Redeemed                             -            -          (65)             -          (38)           (20)
                                    -----------  -----------  -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2003            -            -       17,548              -        6,375            993
                                    ===========  ===========  ===========    ===========  ===========    ===========

                                   --------
                                       MFS
                                      Total
                                      Return
                                      Series
                                   -----------
Accumulation Units:
 Unit Balance at January 1, 2002             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
   Units Issued                         20,499
   Units Redeemed                         (743)
                                   -----------
 Unit Balance at December 31, 2003      19,756
                                   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2003           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                                                             MetLife
                                   ------------------------------------------------------------------------------------------
                                      Putnam                    Russell       Met/         Loomis
                                   International    Janus        2000        Putnam        Sayles        SSR          SSR
                                       Stock       Mid Cap       Index       Voyager     High Yield    Aurora     Bond Income
                                     Portfolio    Portfolio    Portfolio   Portfolio A      Bond      Portfolio    Portfolio
                                   ------------- -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002         94,368      501,084       89,476      190,680       17,973            -            -
   Units Issued                          19,999      142,919       53,356       45,393        1,780            -            -
   Units Redeemed                       (16,692)    (157,900)     (37,051)     (43,341)     (19,753)           -            -
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002       97,675      486,103      105,781      192,732            -            -            -
   Units Issued                          48,800       64,607      208,690       35,180            -      180,972       15,799
   Units Redeemed                       (44,400)     (77,711)     (84,724)     (28,587)           -      (10,158)      (1,620)
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003      102,075      472,999      229,747      199,325            -      170,814       14,179
                                    ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at January 1, 2002              -            -            -            -            -            -            -
   Units Issued                               -            -            -            -            -            -            -
   Units Redeemed                             -            -            -            -            -            -            -
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002            -            -            -            -            -            -            -
   Units Issued                               -            -            -            -            -            -            -
   Units Redeemed                             -            -            -            -            -            -            -
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003            -            -            -            -            -            -            -
                                    ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                                                              MetLife
                                   ------------------------------------------------------------------------------------
                                       SSR                                                      Lehman
                                    Large Cap        Stock          Stock          Alger       Brothers
                                      Value          Index          Index          Equity     Aggregate    FI Mid Cap
                                    Portfolio      Portfolio     Portfolio B       Growth     Bond Index  Opportunities
                                   -----------    -----------    -----------    -----------  -----------  -------------
Accumulation Units:
 Unit Balance at January 1, 2002             -              -        166,446              -            -             -
   Units Issued                              -              -      6,874,465              -            -             -
   Units Redeemed                            -              -     (2,019,099)             -            -             -
                                   -----------    -----------    -----------    -----------  -----------   -----------
 Unit Balance at December 31, 2002           -              -      5,021,812              -            -             -
   Units Issued                         21,321      2,064,241     11,278,710         10,994       68,128        77,968
   Units Redeemed                       (1,340)      (107,827)    (3,234,790)        (2,588)     (13,098)       (6,260)
                                   -----------    -----------    -----------    -----------  -----------   -----------
 Unit Balance at December 31, 2003      19,981      1,956,414     13,065,732          8,406       55,030        71,708
                                   ===========    ===========    ===========    ===========  ===========   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -              -              -              -            -             -
   Units Issued                              -              -              -              -            -             -
   Units Redeemed                            -              -              -              -            -             -
                                   -----------    -----------    -----------    -----------  -----------   -----------
 Unit Balance at December 31, 2002           -              -              -              -            -             -
   Units Issued                              -              -              -              -            -             -
   Units Redeemed                            -              -              -              -            -             -
                                   -----------    -----------    -----------    -----------  -----------   -----------
 Unit Balance at December 31, 2003           -              -              -              -            -             -
                                   ===========    ===========    ===========    ===========  ===========   ===========

                                   --------

                                   Harris Oakmark
                                     Large Cap
                                       Value
                                   --------------
Accumulation Units:
 Unit Balance at January 1, 2002              -
   Units Issued                               -
   Units Redeemed                             -
                                    -----------
 Unit Balance at December 31, 2002            -
   Units Issued                         145,332
   Units Redeemed                          (974)
                                    -----------
 Unit Balance at December 31, 2003      144,358
                                    ===========

Annuitization Units:
 Unit Balance at January 1, 2002              -
   Units Issued                               -
   Units Redeemed                             -
                                    -----------
 Unit Balance at December 31, 2002            -
   Units Issued                               -
   Units Redeemed                             -
                                    -----------
 Unit Balance at December 31, 2003            -
                                    ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(6) Changes in Units Outstanding, continued:

                                                MetLife                                 Van Kampen
                                      --------------------------    --------------------------------------------------

                                      Morgan Stanley     Mid          Emerging                  Growth &
                                           EAFE       Cap Stock        Growth     Enterprise     Income       Strategic
                                          Index         Index           Fund         Fund         Fund          Stock
                                      -------------- -----------    -----------  -----------  -----------    -----------
Accumulation Units:
 Unit Balance at January 1, 2002                 -             -        174,665       68,149            -         60,282
   Units Issued                                  -             -        136,454       54,763      123,984              -
   Units Redeemed                                -             -       (168,159)     (65,939)     (69,510)       (60,282)
                                       -----------   -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2002               -             -        142,960       56,973       54,474              -
   Units Issued                            748,243       138,931         14,980          220        8,985              -
   Units Redeemed                         (637,808)      (10,655)       (26,588)      (6,993)      (1,837)             -
                                       -----------   -----------    -----------  -----------  -----------    -----------
   Unit Balance at December 31, 2003       110,435       128,276        131,352       50,200       61,622              -
                                       ===========   ===========    ===========  ===========  ===========    ===========

Annuitization Units:
 Unit Balance at January 1, 2002                 -             -              -            -            -              -
   Units Issued                                  -             -              -            -            -              -
   Units Redeemed                                -             -              -            -            -              -
                                       -----------   -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2002               -             -              -            -            -              -
   Units Issued                                  -             -              -            -            -              -
   Units Redeemed                                -             -              -            -            -              -
                                       -----------   -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2003               -             -              -            -            -              -
                                       ===========   ===========    ===========  ===========  ===========    ===========

                                       Federated
                                      -----------

                                       American
                                        Leaders
                                        Fund II
                                      -----------
Accumulation Units:
 Unit Balance at January 1, 2002          249,732
   Units Issued                           145,362
   Units Redeemed                        (232,904)
                                      -----------
 Unit Balance at December 31, 2002        162,190
   Units Issued                             7,454
   Units Redeemed                         (29,183)
                                      -----------
   Unit Balance at December 31, 2003      140,461
                                      ===========

Annuitization Units:
 Unit Balance at January 1, 2002                -
   Units Issued                                 -
   Units Redeemed                               -
                                      -----------
 Unit Balance at December 31, 2002              -
   Units Issued                                 -
   Units Redeemed                               -
                                      -----------
 Unit Balance at December 31, 2003              -
                                      ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                                 Federated                        Neuberger             Alger         T Rowe
                                   -------------------------------------  ------------------------  -------------- -----------
                                      High
                                     Income       Growth       Equity                                   Small
                                      Bond       Strategic     Income       Genesis                 Capitalization    Growth
                                     Fund II      Fund II      Fund II       Trust       Partners        Fund          Fund
                                   -----------  -----------  -----------  -----------  -----------  -------------- -----------
Accumulation Units:
 Unit Balance at January 1, 2002        60,212       55,308      116,932      478,656      295,027     9,374,497       656,181
   Units Issued                         34,908        1,344       79,954      180,589       12,514     1,845,548        58,302
   Units Redeemed                      (40,971)      (5,425)    (105,059)    (180,154)    (307,541)   (1,401,918)     (129,121)
                                   -----------  -----------  -----------  -----------  -----------   -----------   -----------
 Unit Balance at December 31, 2002      54,149       51,227       91,827      479,091            -     9,818,127       585,362
   Units Issued                            385          759        4,811        1,076            -     1,578,628        15,281
   Units Redeemed                       (6,170)      (4,587)     (14,895)    (478,107)           -    (1,638,205)     (429,468)
                                   -----------  -----------  -----------  -----------  -----------   -----------   -----------
 Unit Balance at December 31, 2003      48,364       47,399       81,743        2,060            -     9,758,550       171,175
                                   ===========  ===========  ===========  ===========  ===========   ===========   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -            -            -            -            -             -             -
   Units Issued                              -            -            -            -            -             -             -
   Units Redeemed                            -            -            -            -            -             -             -
                                   -----------  -----------  -----------  -----------  -----------   -----------   -----------
 Unit Balance at December 31, 2002           -            -            -            -            -             -             -
   Units Issued                              -            -            -            -            -             -             -
   Units Redeemed                            -            -            -            -            -             -             -
                                   -----------  -----------  -----------  -----------  -----------   -----------   -----------
 Unit Balance at December 31, 2003           -            -            -            -            -             -             -
                                   ===========  ===========  ===========  ===========  ===========   ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(6) Changes in Units Outstanding, continued:

                                             T Rowe               Janus                     American
                                   -------------------------   -----------  ---------------------------------------
                                                                                Global
                                                     Prime        Aspen         Small                       Growth &
                                   International    Reserve     Worldwide   Capitalization    Growth         Income
                                       Fund          Fund        Growth          Fund          Fund           Fund
                                   -------------  -----------  -----------  -------------- -----------    -----------
Accumulation Units:
 Unit Balance at January 1, 2002        664,996        91,744    1,246,925             -             -              -
   Units Issued                          78,426        91,477      324,304             -             -              -
   Units Redeemed                      (109,299)      (71,943)    (522,053)            -             -              -
                                    -----------   -----------  -----------   -----------   -----------    -----------
 Unit Balance at December 31, 2002      634,123       111,278    1,049,176             -             -              -
   Units Issued                          10,392        59,766        1,815        87,998        61,620         57,449
   Units Redeemed                      (526,688)      (83,835)  (1,049,406)      (10,076)       (1,866)        (3,817)
                                    -----------   -----------  -----------   -----------   -----------    -----------
 Unit Balance at December 31, 2003      117,827        87,209        1,585        77,922        59,754         53,632
                                    ===========   ===========  ===========   ===========   ===========    ===========

Annuitization Units:
 Unit Balance at January 1, 2002              -             -            -             -             -              -
   Units Issued                               -             -            -             -             -              -
   Units Redeemed                             -             -            -             -             -              -
                                    -----------   -----------  -----------   -----------   -----------    -----------
 Unit Balance at December 31, 2002            -             -            -             -             -              -
   Units Issued                               -             -            -             -             -              -
   Units Redeemed                             -             -            -             -             -              -
                                    -----------   -----------  -----------   -----------   -----------    -----------
 Unit Balance at December 31, 2003            -             -            -             -             -              -
                                    ===========   ===========  ===========   ===========   ===========    ===========

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the years ended December 31, 2003 and December 31, 2002 follows:

                                                                             Realized Gain (Loss)
                                                           -------------------------------------------------------
                                                                        Aggregate      Aggregate Cost
                                                           Year or Proceeds from Sales of Fund Shares   Realized
                                                           Period    of Fund Shares       Redeemed     Gain (Loss)
                                                           ------- ------------------- -------------- ------------

Met Investors Lord Abbett Growth & Income Portfolio         2003      $ 42,903,909      $ 53,442,890  $(10,538,981)
                                                            2002       291,523,289       294,835,936    (3,312,647)

Met Investors Lord Abbett Growth & Income Portfolio B       2003            58,245            66,723        (8,478)
                                                            2002           595,910           714,200      (118,290)

Met Investors Lord Abbett Bond Debenture Portfolio          2003         2,328,817         2,309,181        19,636
                                                            2002            18,015            18,911          (896)

Met Investors Lord Abbett Bond Debenture Portfolio B        2003        21,704,064        20,650,382     1,053,682
                                                            2002        16,689,856        17,463,501      (773,645)

Met Investors JP Morgan Quality Bond Portfolio              2003        10,947,509        10,527,548       419,961
                                                            2002        25,597,796        25,524,161        73,635

Met Investors Met/Putnam Research Portfolio                 2003         5,381,062         5,834,064      (453,002)
                                                            2002         6,099,157         6,769,561      (670,404)

Met Investors Met/Putnam Research Portfolio B               2003         3,438,660         3,545,807      (107,147)
                                                            2002         1,255,930         1,490,017      (234,087)

Met Investors Oppenheimer Capital Appreciation Portfolio B  2003            20,539            21,112          (573)
                                                            2002         1,052,602         1,202,113      (149,511)

Met Investors PIMCO Inflation Protected Bond Portfolio B    2003                 -                 -             -
                                                            2002                 -                 -             -

Met Investors PIMCO Money Market Portfolio B                2003       130,730,917       130,730,917             -
                                                            2002        49,095,311        49,095,311             -

Met Investors Janus Aggressive Growth Portfolio B           2003         1,342,395         1,313,023        29,372
                                                            2002           654,286           773,380      (119,094)

Met Investors PIMCO Total Return Bond Portfolio             2003         7,681,124         6,984,218       696,906
                                                            2002         7,495,714         7,316,530       179,184

Met Investors PIMCO Total Return Bond Portfolio B           2003        80,310,479        76,541,328     3,769,151
                                                            2002         1,574,251         1,527,983        46,268

Met Investors PIMCO Innovation Portfolio                    2003           269,449           265,393         4,056
                                                            2002                 -                 -             -

Met Investors PIMCO Innovation Portfolio B                  2003         7,344,791         7,534,420      (189,629)
                                                            2002           430,803           632,154      (201,351)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                        Realized Gain (Loss)
                                                       -----------------------------------------------------
                                                                    Aggregate      Aggregate Cost
                                                       Year or Proceeds from Sales of Fund Shares  Realized
                                                       Period    of Fund Shares       Redeemed    Gain (Loss)
                                                       ------- ------------------- -------------- -----------

Met Investors T Rowe Price Mid Cap Growth Portfolio B   2003       $   155,464      $   173,007    $ (17,543)
                                                        2002           642,350          858,443     (216,093)

Met Investors MFS Research International B              2003        24,739,315       24,537,449      201,866
                                                        2002        10,070,141       10,580,261     (510,120)

Met Investors AIM Small Cap Growth Portfolio            2003           285,642          272,377       13,265
                                                        2002                 -                -            -

Met Investors AIM Small Cap Growth Portfolio B          2003         8,256,125        8,036,529      219,596
                                                        2002           704,109          785,490      (81,381)

Met Investors AIM Mid Cap Core Equity Portfolio B       2003           140,962          151,892      (10,930)
                                                        2002         1,232,763        1,379,477     (146,714)

Met Investors Harris Oakmark International Portfolio B  2003           912,138          962,167      (50,029)
                                                        2002         4,769,015        4,804,964      (35,949)

Met Investors Third Avenue Small Cap Value Portfolio    2003            33,736           31,297        2,439
                                                        2002                 -                -            -

Met Investors Third Avenue Small Cap Value Portfolio B  2003           647,373          620,549       26,824
                                                        2002           403,229          407,288       (4,059)

AIM Premier Equity Fund                                 2003           172,220          267,890      (95,670)
                                                        2002           835,523        1,261,244     (425,721)

AIM Capital Appreciation Fund                           2003           132,613          205,044      (72,431)
                                                        2002           510,548          789,132     (278,584)

AIM International Growth Fund                           2003            76,503          120,515      (44,012)
                                                        2002           272,932          412,451     (139,519)

AIM Balanced Fund                                       2003           189,273          244,756      (55,483)
                                                        2002           631,610          777,374     (145,764)

MFS Research Series                                     2003            68,660          101,563      (32,903)
                                                        2002           266,053          396,789     (130,736)

MFS Investors Trust Series                              2003            26,493           33,596       (7,103)
                                                        2002           127,785          158,337      (30,552)

MFS New Discovery Series                                2003            99,065          138,044      (38,979)
                                                        2002           327,864          422,011      (94,147)

Oppenheimer Main Street Growth & Income Fund            2003           176,304          239,919      (63,615)
                                                        2002           980,235        1,208,814     (228,579)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                Realized Gain (Loss)
                                              -------------------------------------------------------
                                                           Aggregate      Aggregate Cost
                                              Year or Proceeds from Sales of Fund Shares   Realized
                                              Period    of Fund Shares       Redeemed     Gain (Loss)
                                              ------- ------------------- -------------- ------------

Oppenheimer Bond Fund                          2003      $     33,094      $     32,577  $        517
                                               2002           244,130           249,696        (5,566)

Oppenheimer Money Fund                         2003           379,228           379,228             -
                                               2002           699,283           699,283             -

Oppenheimer Main Street Small Cap Growth Fund  2003            11,883            13,930        (2,047)
                                               2002            12,911            14,878        (1,967)

Oppenheimer Strategic Bond Fund                2003            44,399            44,258           141
                                               2002           150,423           155,437        (5,014)

Fidelity Asset Manager Portfolio               2003        22,393,960        27,045,478    (4,651,518)
                                               2002       393,445,900       397,279,333    (3,833,433)

Fidelity Growth Portfolio                      2003        33,722,099        50,120,059   (16,397,960)
                                               2002       314,967,074       323,402,057    (8,434,983)

Fidelity Contrafund Portfolio                  2003        16,245,844        17,873,772    (1,627,928)
                                               2002       212,046,853       213,471,517    (1,424,664)

Fidelity Overseas Portfolio                    2003         2,263,767         3,525,183    (1,261,416)
                                               2002         3,421,687         4,817,243    (1,395,556)

Fidelity Equity-Income Portfolio               2003         3,917,020         4,724,426      (807,406)
                                               2002         5,170,737         6,343,165    (1,172,428)

Fidelity Index 500 Portfolio                   2003        90,774,161       105,135,746   (14,361,585)
                                               2002       226,822,745       229,423,747    (2,601,002)

Fidelity Money Market Portfolio                2003        16,762,058        16,762,058             -
                                               2002        65,970,622        65,970,622             -

Scudder I International Portfolio              2003         2,629,841         4,358,513    (1,728,672)
                                               2002        30,506,860        32,678,379    (2,171,519)

MetLife Davis Venture Value Fund               2003            38,328            38,064           264
                                               2002                 -                 -             -

MetLife Davis Venture Value Fund E             2003        24,941,792        25,044,059      (102,267)
                                               2002           967,804         1,047,284       (79,480)

MetLife Harris Oakmark Focused Value Fund      2003            24,562            24,006           556
                                               2002                 -                 -             -

MetLife Harris Oakmark Focused Value Fund B    2003           314,319           320,191        (5,872)
                                               2002         1,530,063         1,737,651      (207,588)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                              Realized Gain (Loss)
                                             ------------------------------------------------------
                                                          Aggregate      Aggregate Cost
                                             Year or Proceeds from Sales of Fund Shares  Realized
                                             Period    of Fund Shares       Redeemed    Gain (Loss)
                                             ------- ------------------- -------------- -----------

MetLife Jennison Growth Portfolio B           2003       $36,733,966      $34,884,893   $ 1,849,073
                                              2002           131,074          139,179        (8,105)

MetLife MFS Total Return Series               2003            31,105           30,331           774
                                              2002                 -                -             -

MetLife Putnam International Stock Portfolio  2003           147,723          170,952       (23,229)
                                              2002            55,498           71,729       (16,231)

MetLife Janus Mid Cap Portfolio               2003           135,378          254,866      (119,488)
                                              2002           258,078          512,615      (254,537)

MetLife Russell 2000 Index Portfolio          2003           630,231          619,803        10,428
                                              2002           144,723          177,708       (32,985)

MetLife Met/Putnam Voyager Portfolio A        2003            55,906           96,375       (40,469)
                                              2002            77,093          138,464       (61,371)

MetLife Loomis Sayles High Yield Bond         2003                 -                -             -
                                              2002             4,862            5,370          (508)

MetLife SSR Aurora Portfolio                  2003            81,558           77,774         3,784
                                              2002                 -                -             -

MetLife SSR Bond Income Portfolio             2003            72,767           72,659           108
                                              2002                 -                -             -

MetLife SSR Large Cap Value Portfolio         2003            11,927           12,033          (106)
                                              2002                 -                -             -

MetLife Stock Index Portfolio                 2003         2,468,592        2,361,662       106,930
                                              2002                 -                -             -

MetLife Stock Index Portfolio B               2003         9,748,564        9,554,858       193,706
                                              2002        11,211,932       12,548,635    (1,336,703)

MetLife Alger Equity Growth                   2003            49,601           49,261           340
                                              2002                 -                -             -

MetLife Lehman Brothers Aggregate Bond Index  2003           140,495          142,064        (1,569)
                                              2002                 -                -             -

MetLife FI Mid Cap Opportunities              2003            51,607           48,223         3,384
                                              2002                 -                -             -

MetLife Harris Oakmark Large Cap Value        2003             5,764            5,448           316
                                              2002                 -                -             -

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                    Realized Gain (Loss)
                                   ------------------------------------------------------
                                                Aggregate      Aggregate Cost
                                   Year or Proceeds from Sales of Fund Shares  Realized
                                   Period    of Fund Shares       Redeemed    Gain (Loss)
                                   ------- ------------------- -------------- -----------

MetLife Morgan Stanley EAFE Index   2003       $ 5,261,858      $ 5,187,244   $    74,614
                                    2002                 -                -             -

MetLife Mid Cap Stock Index         2003            90,444           84,986         5,458
                                    2002                 -                -             -

Van Kampen Emerging Growth Fund     2003            96,663          158,665       (62,002)
                                    2002           534,912          901,549      (366,637)

Van Kampen Enterprise Fund          2003            23,402           31,312        (7,910)
                                    2002           188,175          270,310       (82,135)

Van Kampen Growth & Income Fund     2003            11,902           12,468          (566)
                                    2002           247,427          240,568         6,859

Van Kampen Strategic Stock Fund     2003                 -                -             -
                                    2002           306,519          289,211        17,308

Federated American Leaders Fund II  2003           116,855          141,070       (24,215)
                                    2002           857,771          995,497      (137,726)

Federated High Income Bond Fund II  2003            33,704           36,939        (3,235)
                                    2002           185,787          210,652       (24,865)

Federated Growth Strategic Fund II  2003            19,703           35,708       (16,005)
                                    2002            22,360           41,951       (19,591)

Federated Equity Income Fund II     2003            54,074           71,115       (17,041)
                                    2002           277,572          359,951       (82,379)

Neuberger Genesis Trust             2003         3,182,881        3,026,016       156,865
                                    2002         3,945,915        3,901,378        44,537

Neuberger Berman Partners           2003                 -                -             -
                                    2002         1,628,818        1,816,376      (187,558)

Alger Small Capitalization Fund     2003         5,115,383       10,368,122    (5,252,739)
                                    2002        92,308,865       95,743,000    (3,434,135)

T Rowe Growth Fund                  2003        21,188,315       31,163,803    (9,975,488)
                                    2002        49,309,288       51,995,771    (2,686,483)

T Rowe International Stock Fund     2003         3,663,594        5,833,817    (2,170,223)
                                    2002         7,698,878        8,013,342      (314,464)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                           Realized Gain (Loss)
                                          ------------------------------------------------------
                                                       Aggregate      Aggregate Cost
                                          Year or Proceeds from Sales of Fund Shares  Realized
                                          Period    of Fund Shares       Redeemed    Gain (Loss)
                                          ------- ------------------- -------------- -----------

T Rowe Prime Reserve Fund                  2003       $   791,463      $   791,463   $         -
                                           2002         3,106,226        3,106,226             -

Janus Aspen Worldwide Growth               2003         5,222,175        8,741,370    (3,519,195)
                                           2002        11,618,006       12,871,450    (1,253,444)

American Global Small Capitalization Fund  2003            75,904           69,019         6,885
                                           2002                 -                -             -

American Growth Fund                       2003            11,710           11,048           662
                                           2002                 -                -             -

American Growth & Income Fund              2003            96,825           93,284         3,541
                                           2002                 -                -             -

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                        Unrealized Appreciation (Depreciation)
                                                                   -----------------------------------------------
                                                                    Appreciation     Appreciation
                                                           Year or (Depreciation)   (Depreciation)
                                                           Period  End of Period  Beginning of Period    Change
                                                           ------- -------------- ------------------- ------------

Met Investors Lord Abbett Growth & Income Portfolio         2003    $ (9,560,751)    $(89,096,088)    $ 79,535,337
                                                            2002     (89,096,088)     (11,523,760)     (77,572,328)

Met Investors Lord Abbett Growth & Income Portfolio B       2003      76,084,138      (27,212,543)     103,296,681
                                                            2002     (27,212,543)       1,177,296      (28,389,839)

Met Investors Lord Abbett Bond Debenture Portfolio          2003          38,138              102           38,036
                                                            2002             102                -              102

Met Investors Lord Abbett Bond Debenture Portfolio B        2003      39,529,682        1,323,627       38,206,055
                                                            2002       1,323,627           66,391        1,257,236

Met Investors JP Morgan Quality Bond Portfolio              2003         743,674        1,146,501         (402,827)
                                                            2002       1,146,501           59,526        1,086,975

Met Investors Met/Putnam Research Portfolio                 2003       1,276,614       (4,087,958)       5,364,572
                                                            2002      (4,087,958)       2,388,915       (6,476,873)

Met Investors Met/Putnam Research Portfolio B               2003       7,997,493       (3,226,127)      11,223,620
                                                            2002      (3,226,127)          73,143       (3,299,270)

Met Investors Oppenheimer Capital Appreciation Portfolio B  2003      49,055,486      (11,624,942)      60,680,428
                                                            2002     (11,624,942)         (24,399)     (11,600,543)

Met Investors PIMCO Inflation Protected Bond Portfolio B    2003       2,075,094                -        2,075,094
                                                            2002               -                -                -

Met Investors PIMCO Money Market Portfolio B                2003               -                -                -
                                                            2002               -                -                -

Met Investors Janus Aggressive Growth Portfolio B           2003      20,293,587       (6,043,694)      26,337,281
                                                            2002      (6,043,694)          63,666       (6,107,360)

Met Investors PIMCO Total Return Bond Portfolio             2003       1,790,919        1,879,764          (88,845)
                                                            2002       1,879,764         (348,024)       2,227,788

Met Investors PIMCO Total Return Bond Portfolio B           2003      11,925,780        9,787,280        2,138,500
                                                            2002       9,787,280         (289,416)      10,076,696

Met Investors PIMCO Innovation Portfolio                    2003          55,774                -           55,774
                                                            2002               -                -                -

Met Investors PIMCO Innovation Portfolio B                  2003       4,712,588       (4,837,981)       9,550,569
                                                            2002      (4,837,981)         (24,789)      (4,813,192)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                    Unrealized Appreciation (Depreciation)
                                                               -----------------------------------------------
                                                                Appreciation     Appreciation
                                                       Year or (Depreciation)   (Depreciation)
                                                       Period  End of Period  Beginning of Period    Change
                                                       ------- -------------- ------------------- ------------

Met Investors T Rowe Price Mid Cap Growth Portfolio B   2003    $ 23,588,921     $(11,199,294)    $ 34,788,215
                                                        2002     (11,199,294)         532,265      (11,731,559)

Met Investors MFS Research International B              2003      22,674,482       (1,665,261)      24,339,743
                                                        2002      (1,665,261)         (48,206)      (1,617,055)

Met Investors AIM Small Cap Growth Portfolio            2003          22,604                -           22,604
                                                        2002               -                -                -

Met Investors AIM Small Cap Growth Portfolio B          2003      22,612,855       (3,236,418)      25,849,273
                                                        2002      (3,236,418)          44,343       (3,280,761)

Met Investors AIM Mid Cap Core Equity Portfolio B       2003      17,247,736       (1,420,926)      18,668,662
                                                        2002      (1,420,926)          22,724       (1,443,650)

Met Investors Harris Oakmark International Portfolio B  2003      31,414,745         (597,503)      32,012,248
                                                        2002        (597,503)           3,825         (601,328)

Met Investors Third Avenue Small Cap Value Portfolio    2003          61,093                -           61,093
                                                        2002               -                -                -

Met Investors Third Avenue Small Cap Value Portfolio B  2003      38,868,061           66,218       38,801,843
                                                        2002          66,218                -           66,218

AIM Premier Equity Fund                                 2003        (474,806)        (880,515)         405,709
                                                        2002        (880,515)        (651,310)        (229,205)

AIM Capital Appreciation Fund                           2003        (188,091)        (446,410)         258,319
                                                        2002        (446,410)        (482,121)          35,711

AIM International Growth Fund                           2003        (179,288)        (370,605)         191,317
                                                        2002        (370,605)        (399,857)          29,252

AIM Balanced Fund                                       2003        (160,965)        (360,735)         199,770
                                                        2002        (360,735)        (214,518)        (146,217)

MFS Research Series                                     2003         (91,755)        (199,766)         108,011
                                                        2002        (199,766)        (200,526)             760

MFS Investors Trust Series                              2003         (14,119)         (57,009)          42,890
                                                        2002         (57,009)         (34,738)         (22,271)

MFS New Discovery Series                                2003         (25,403)        (156,002)         130,599
                                                        2002        (156,002)         (69,844)         (86,158)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                           Unrealized Appreciation (Depreciation)
                                                      -----------------------------------------------
                                                       Appreciation     Appreciation
                                              Year or (Depreciation)   (Depreciation)
                                              Period  End of Period  Beginning of Period    Change
                                              ------- -------------- ------------------- ------------

Oppenheimer Main Street Growth & Income Fund   2003   $    (146,061)    $    (552,093)   $    406,032
                                               2002        (552,093)         (375,551)       (176,542)

Oppenheimer Bond Fund                          2003          19,683            15,805           3,878
                                               2002          15,805             5,462          10,343

Oppenheimer Money Fund                         2003               -                 -               -
                                               2002               -                 -               -

Oppenheimer Main Street Small Cap Growth Fund  2003          21,489           (32,864)         54,353
                                               2002         (32,864)          (10,662)        (22,202)

Oppenheimer Strategic Bond Fund                2003          23,852              (735)         24,587
                                               2002            (735)           (1,020)            285

Fidelity Asset Manager Portfolio               2003     (17,569,077)      (43,474,896)     25,905,819
                                               2002     (43,474,896)      (23,531,874)    (19,943,022)

Fidelity Growth Portfolio                      2003     (62,344,841)     (146,036,278)     83,691,437
                                               2002    (146,036,278)      (54,662,872)    (91,373,406)

Fidelity Contrafund Portfolio                  2003      21,272,380       (34,833,179)     56,105,559
                                               2002     (34,883,179)      (13,377,047)    (21,506,132)

Fidelity Overseas Portfolio                    2003      (2,493,615)       (7,589,688)      5,096,073
                                               2002      (7,589,688)       (5,981,065)     (1,608,623)

Fidelity Equity-Income Portfolio               2003         128,097        (6,355,406)      6,483,503
                                               2002      (6,355,406)         (906,835)     (5,448,571)

Fidelity Index 500 Portfolio                   2003      (1,020,037)      (58,062,956)     57,042,919
                                               2002     (58,062,956)        1,429,728     (59,492,684)

Fidelity Money Market Portfolio                2003               -                 -               -
                                               2002               -                 -               -

Scudder I International Portfolio              2003      (6,796,727)      (13,010,946)      6,214,219
                                               2002     (13,010,946)      (11,623,392)     (1,387,554)

MetLife Davis Venture Value Fund               2003          88,012                 -          88,012
                                               2002               -                 -               -

MetLife Davis Venture Value Fund E             2003      64,517,006        (9,993,308)     74,510,314
                                               2002      (9,993,308)          651,406     (10,644,714)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                         Unrealized Appreciation (Depreciation)
                                                     ----------------------------------------------
                                                      Appreciation     Appreciation
                                             Year or (Depreciation)   (Depreciation)
                                             Period  End of Period  Beginning of Period    Change
                                             ------- -------------- ------------------- -----------

MetLife Harris Oakmark Focused Value Fund     2003    $   355,482       $         -     $   355,482
                                              2002              -                 -               -

MetLife Harris Oakmark Focused Value Fund B   2003     70,883,090        (3,765,186)     74,648,276
                                              2002     (3,765,186)        1,445,855      (5,211,041)

MetLife Jennison Growth Portfolio B           2003     23,105,521        (2,035,146)     25,140,667
                                              2002     (2,035,146)                -      (2,035,146)

MetLife MFS Total Return Series               2003         46,065                 -          46,065
                                              2002              -                 -               -

MetLife Putnam International Stock Portfolio  2003         (5,061)         (111,231)        106,170
                                              2002       (111,231)          (65,550)        (45,681)

MetLife Janus Mid Cap Portfolio               2003       (446,432)         (794,013)        347,581
                                              2002       (794,013)         (722,067)        (71,946)

MetLife Russell 2000 Index Portfolio          2003        231,158          (109,899)        341,057
                                              2002       (109,899)          (18,838)        (91,061)

MetLife Met/Putnam Voyager Portfolio A        2003       (158,424)         (278,354)        119,930
                                              2002       (278,354)         (190,417)        (87,937)

MetLife Loomis Sayles High Yield Bond         2003              -                 -               -
                                              2002              -            (8,635)          8,635

MetLife SSR Aurora Portfolio                  2003        348,713                 -         348,713
                                              2002              -                 -               -

MetLife SSR Bond Income Portfolio             2003         12,545                 -          12,545
                                              2002              -                 -               -

MetLife SSR Large Cap Value Portfolio         2003         20,377                 -          20,377
                                              2002              -                 -               -

MetLife Stock Index Portfolio                 2003      7,763,978                 -       7,763,978
                                              2002              -                 -               -

MetLife Stock Index Portfolio B               2003     17,052,043        (4,217,392)     21,269,435
                                              2002     (4,217,392)           13,854      (4,231,246)

MetLife Alger Equity Growth                   2003         20,041                 -          20,041
                                              2002              -                 -               -

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                        Unrealized Appreciation (Depreciation)
                                                     --------------------------------------------
                                                      Appreciation     Appreciation
                                             Year or (Depreciation)   (Depreciation)
                                             Period  End of Period  Beginning of Period   Change
                                             ------- -------------- ------------------- ---------

MetLife Lehman Brothers Aggregate Bond Index  2003     $   8,123         $       -      $   8,123
                                              2002             -                 -              -

MetLife FI Mid Cap Opportunities              2003        88,530                 -         88,530
                                              2002             -                 -              -

MetLife Harris Oakmark Large Cap Value        2003       129,746                 -        129,746
                                              2002             -                 -              -

MetLife Morgan Stanley EAFE Index             2003        96,659                 -         96,659
                                              2002             -                 -              -

MetLife Mid Cap Stock Index                   2003       144,303                 -        144,303
                                              2002             -                 -              -

Van Kampen Emerging Growth Fund               2003      (175,497)         (354,506)       179,009
                                              2002      (354,506)         (473,731)       119,225

Van Kampen Enterprise Fund                    2003       (29,725)          (73,224)        43,499
                                              2002       (73,224)          (82,822)         9,598

Van Kampen Growth & Income Fund               2003        34,636           (33,073)        67,709
                                              2002       (33,073)                -        (33,073)

Van Kampen Strategic Stock Fund               2003             -                 -              -
                                              2002             -            12,418        (12,418)

Federated American Leaders Fund II            2003        16,459          (141,566)       158,025
                                              2002      (141,566)          (46,418)       (95,148)

Federated High Income Bond Fund II            2003         3,998           (30,425)        34,423
                                              2002       (30,425)          (31,800)         1,375

Federated Growth Strategic Fund II            2003      (112,525)         (189,708)        77,183
                                              2002      (189,708)         (149,281)       (40,427)

Federated Equity Income Fund II               2003       (19,625)         (103,581)        83,956
                                              2002      (103,581)          (79,059)       (24,522)

Neuberger Genesis Trust                       2003         4,451           165,148       (160,697)
                                              2002       165,148           389,444       (224,296)

Neuberger Partners                            2003             -                 -              -
                                              2002             -          (183,291)       183,291

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                       Unrealized Appreciation (Depreciation)
                                                  -----------------------------------------------
                                                   Appreciation     Appreciation
                                          Year or (Depreciation)   (Depreciation)
                                          Period  End of Period  Beginning of Period    Change
                                          ------- -------------- ------------------- ------------

Alger Small Capitalization Fund            2003    $(44,113,959)    $(67,412,861)    $ 23,298,902
                                           2002     (67,412,861)     (55,736,476)     (11,676,385)

T Rowe Growth Fund                         2003      (1,478,120)     (14,537,560)      13,059,440
                                           2002     (14,537,560)      (7,799,665)      (6,737,895)

T Rowe International Stock Fund            2003        (212,016)      (2,633,385)       2,421,369
                                           2002      (2,633,385)      (1,896,818)        (736,567)

T Rowe Prime Reserve Fund                  2003               -                -                -
                                           2002               -                -                -

Janus Aspen Worldwide Growth               2003             953       (3,561,087)       3,562,040
                                           2002      (3,561,087)      (2,723,972)        (837,115)

American Global Small Capitalization Fund  2003         134,325                -          134,325
                                           2002               -                -                -

American Growth Fund                       2003         611,512                -          611,512
                                           2002               -                -                -

American Growth & Income Fund              2003         404,263                -          404,263
                                           2002               -                -                -

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


MetLife Investors USA Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                         As of December 31, 2003
                                                                -----------------------------------------
                                                                                  Unit
                                                                               Fair Value*     Net Assets
                                                                  Units    (lowest to highest)   (000)
                                                                ---------- ------------------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio           12,148,950  $22.54 to $72.18    $298,174
  Met Investors Lord Abbett Growth & Income Portfolio B         14,629,558   42.21 to  43.21     626,036
  Met Investors Lord Abbett Bond Debenture Portfolio               108,131    5.48 to  16.86         997
  Met Investors Lord Abbett Bond Debenture Portfolio B          30,329,280   15.78 to  16.15     485,043
  Met Investors JP Morgan Quality Bond Portfolio                 2,677,207   11.55 to  26.53      33,184
  Met Investors Met/Putnam Research                              2,828,413    6.78 to   8.65      22,791
  Met Investors Met/Putnam Research B                            8,913,001    7.57 to   7.74      68,342
  Met Investors Oppenheimer Capital Appreciation Portfolio B    51,511,779    7.80 to   7.99     407,458
  (a) Met Investors PIMCO Inflation Protected Bond Portfolio B  25,705,195   10.37 to  10.44     267,767
  Met Investors PIMCO Money Market Portfolio B                  11,770,319    9.82 to  10.05     117,134
  Met Investors Janus Aggressive Growth Portfolio B             26,535,225    6.58 to   6.73     176,919
  Met Investors PIMCO Total Return Bond Portfolio                2,852,827    7.90 to  11.94      22,687
  Met Investors PIMCO Total Return Bond Portfolio B             41,358,820   11.44 to  11.71     479,813
  (a)Met Investors PIMCO Innovation Portfolio                      139,123    4.65 to   4.71         646
  Met Investors PIMCO Innovation Portfolio B                     9,200,629    4.51 to   4.61      42,018
  Met Investors T Rowe Price Mid Cap Growth Portfolio B         33,525,139    6.00 to   6.14     203,963
  Met Investors MFS Research International Portfolio B          12,883,270    9.30 to   9.52     121,467
  (a)Met Investors AIM Small Cap Growth Portfolio                   31,568   11.67 to  11.70         369
  Met Investors AIM Small Cap Growth Portfolio B                12,475,776   11.38 to  11.63     143,948
  Met Investors AIM Mid Cap Core Equity Portfolio B             12,288,221   11.80 to  12.05     146,954
  Met Investors Harris Oakmark International Portfolio B        16,889,437   11.53 to  11.78     197,425
  (a) Met Investors Third Avenue Small Cap Value Portfolio          50,110   11.52 to  11.54         577
  Met Investors Third Avenue Small Cap Value Portfolio B        19,556,732   11.32 to  11.50     223,573
  AIM Premier Equity Fund                                          427,127        3.59             1,531
  AIM Capital Appreciation Fund                                    187,203        4.28               800
  AIM International Growth Fund                                    157,713        4.20               663
  AIM Balanced Fund                                                264,594        4.43             1,173
  MFS Research Series                                               97,097        3.87               376
  MFS Investors Trust Series                                        50,833        3.92               199
  MFS New Discovery Series                                          58,708        5.95               349

                                                                       For the Year Ended December 31, 2003
                                                                --------------------------------------------------
                                                                Investment       Expense              Total
                                                                  Income        Ratio***           Return****
                                                                 Ratio**   (lowest to highest) (lowest to highest)
                                                                ---------- ------------------- -------------------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio             1.15%      0.89% to 1.40%       29.24% to 29.90%
  Met Investors Lord Abbett Growth & Income Portfolio B           0.69%      1.30% to 2.35%       23.90% to 29.04%
  Met Investors Lord Abbett Bond Debenture Portfolio              3.64%      0.89% to 1.40%       17.86% to 18.46%
  Met Investors Lord Abbett Bond Debenture Portfolio B            2.75%      1.30% to 2.35%        8.88% to 17.62%
  Met Investors JP Morgan Quality Bond Portfolio                  3.73%      0.89% to 1.40%        2.55% to  3.07%
  Met Investors Met/Putnam Research                               0.03%      1.15% to 1.40%       22.88% to 23.19%
  Met Investors Met/Putnam Research B                             0.00%      1.30% to 2.35%       19.42% to 22.73%
  Met Investors Oppenheimer Capital Appreciation Portfolio B      0.00%      1.30% to 2.35%       20.90% to 26.87%
  (a) Met Investors PIMCO Inflation Protected Bond Portfolio B    0.42%      1.30% to 2.35%        3.70% to  4.43%
  Met Investors PIMCO Money Market Portfolio B                    0.41%      1.30% to 2.35%    (1.80%)  to (0.77%)
  Met Investors Janus Aggressive Growth Portfolio B               0.00%      1.30% to 2.35%       21.15% to 29.21%
  Met Investors PIMCO Total Return Bond Portfolio                 1.06%      0.89% to 1.40%        3.07% to  3.59%
  Met Investors PIMCO Total Return Bond Portfolio B               1.38%      1.30% to 2.35%      (0.06%) to  2.96%
  (a)Met Investors PIMCO Innovation Portfolio                     0.00%      0.89% to 1.35%       55.73% to 56.45%
  Met Investors PIMCO Innovation Portfolio B                      0.00%      1.30% to 2.35%       38.29% to 55.54%
  Met Investors T Rowe Price Mid Cap Growth Portfolio B           0.00%      1.30% to 2.35%       27.90% to 34.88%
  Met Investors MFS Research International Portfolio B            0.89%      1.30% to 2.35%       28.59% to 30.34%
  (a)Met Investors AIM Small Cap Growth Portfolio                 0.00%      1.25% to 1.35%       37.21% to 37.35%
  Met Investors AIM Small Cap Growth Portfolio B                  0.00%      1.30% to 2.35%       32.40% to 37.07%
  Met Investors AIM Mid Cap Core Equity Portfolio B               1.53%      1.30% to 2.35%       22.83% to 24.55%
  Met Investors Harris Oakmark International Portfolio B          1.81%      1.30% to 2.35%       31.97% to 34.23%
  (a) Met Investors Third Avenue Small Cap Value Portfolio        0.62%      1.25% to 1.35%       39.64% to 39.78%
  Met Investors Third Avenue Small Cap Value Portfolio B          0.48%      1.30% to 2.35%       34.67% to 39.60%
  AIM Premier Equity Fund                                         0.31%          1.40%               23.34%
  AIM Capital Appreciation Fund                                   0.00%          1.40%               27.72%
  AIM International Growth Fund                                   0.55%          1.40%               27.27%
  AIM Balanced Fund                                               1.95%          1.40%               14.75%
  MFS Research Series                                             0.67%          1.40%               22.97%
  MFS Investors Trust Series                                      0.67%          1.40%               20.45%
  MFS New Discovery Series                                        0.00%          1.40%               31.86%


     (a) For the period from May 1, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                             As of December 31, 2003
                                                    -----------------------------------------
                                                                      Unit
                                                                   Fair Value*     Net Assets
                                                      Units    (lowest to highest)   (000)
                                                    ---------- ------------------- ----------
Accumulation units, continued:
  Oppenheimer Main Street Growth & Income Fund         398,851       $4.25          $  1,696
  Oppenheimer Bond Fund                                 70,248        6.31               443
  Oppenheimer Money Fund                               100,223        5.40               541
  Oppenheimer Main Street Small Cap Growth Fund         25,050        7.28               182
  Oppenheimer Strategic Bond Fund                       38,061        6.62               252
  Fidelity Asset Manager Portfolio                  18,335,507    9.39 to  9.51      173,560
  Fidelity Growth Portfolio                         22,744,437   11.77 to 11.87      269,260
  Fidelity Contrafund Portfolio                     19,001,001    7.31 to 13.15      249,506
  Fidelity Overseas Portfolio                        1,619,585    7.08 to  8.18       12,334
  Fidelity Equity-Income Portfolio                   2,369,870       10.67            25,276
  Fidelity Index 500 Portfolio                      12,981,916   12.66 to 12.78      164,912
  Fidelity Money Market Portfolio                    3,919,391    6.76 to  7.08       26,673
  Scudder I International Portfolio                  3,132,281    6.77 to  6.79       21,280
  (a) MetLife Davis Venture Value Fund                  27,371   28.56 to 29.79          782
  MetLife Davis Venture Value Fund E                39,412,532   10.56 to 10.80      421,803
  (a) MetLife Harris Oakmark Focused Value Fund        115,746   31.46 to 33.04        3,642
  MetLife Harris Oakmark Focused Value Fund B       29,518,227   13.70 to 14.02      409,860
  MetLife Jennison Growth Portfolio B               18,942,898    9.62 to  9.77      184,013
  (a) MetLife MFS Total Return Series                   19,756   38.75 to 41.84          766
  MetLife Putnam International Stock Portfolio         102,075        3.58               365
  MetLife Janus Mid Cap Portfolio                      472,999        1.92               909
  MetLife Russell 2000 Index Portfolio                 229,747    5.15 to 13.94        2,228
  MetLife Met/Putnam Voyager Portfolio A               199,325        2.10               419
  (a) MetLife SSR Aurora Portfolio                     170,814   16.11 to 16.37        2,752
  (a) MetLife SSR Bond Income Portfolio                 14,179   46.37 to 50.92          658
  (a) MetLife SSR Large Cap Value Portfolio             19,981   10.62 to 10.64          212
  (a) MetLife Stock Index Portfolio                  1,956,414   35.45 to 38.01       69,595
  MetLife Stock Index Portfolio B                   13,065,732   10.26 to 10.48      135,881
  (a) MetLife Alger Equity Growth                        8,406   24.33 to 24.55          205
  (a) MetLife Lehman Brothers Aggregate Bond Index      55,030   12.76 to 12.82          702
  (a) MetLife FI Mid Cap Opportunities                  71,708   11.41 to 11.50          819
  (a) MetLife Harris Oakmark Large Cap Value           144,358   12.12 to 12.18        1,749

                                                           For the Year Ended December 31, 2003
                                                    --------------------------------------------------
                                                    Investment       Expense              Total
                                                      Income        Ratio***           Return****
                                                     Ratio**   (lowest to highest) (lowest to highest)
                                                    ---------- ------------------- -------------------
Accumulation units, continued:
  Oppenheimer Main Street Growth & Income Fund        0.97%          1.40%               24.96%
  Oppenheimer Bond Fund                               5.47%          1.40%                5.29%
  Oppenheimer Money Fund                              0.95%          1.40%               (0.61%)
  Oppenheimer Main Street Small Cap Growth Fund       0.00%          1.40%               42.36%
  Oppenheimer Strategic Bond Fund                     6.49%          1.40%               16.43%
  Fidelity Asset Manager Portfolio                    3.56%      0.89% to 1.40%      16.34% to 16.93%
  Fidelity Growth Portfolio                           0.27%      0.89% to 1.40%      31.00% to 31.67%
  Fidelity Contrafund Portfolio                       0.46%      0.89% to 1.40%      26.68% to 27.33%
  Fidelity Overseas Portfolio                         0.87%      1.15% to 1.40%      41.38% to 41.73%
  Fidelity Equity-Income Portfolio                    1.89%          1.40%               28.52%
  Fidelity Index 500 Portfolio                        1.67%      0.89% to 1.40%      26.63% to 27.27%
  Fidelity Money Market Portfolio                     1.08%      0.89% to 1.40%     (0.40%) to  0.10%
  Scudder I International Portfolio                   0.76%      1.35% to 1.40%      25.98% to 26.04%
  (a) MetLife Davis Venture Value Fund                0.00%      0.89% to 1.35%      29.12% to 29.71%
  MetLife Davis Venture Value Fund E                  0.27%      1.30% to 2.35%      25.13% to 29.05%
  (a) MetLife Harris Oakmark Focused Value Fund       0.00%      0.89% to 1.35%      30.88% to 31.48%
  MetLife Harris Oakmark Focused Value Fund B         0.05%      1.30% to 2.35%      26.99% to 30.62%
  MetLife Jennison Growth Portfolio B                 0.14%      1.30% to 2.35%      20.13% to 28.02%
  (a) MetLife MFS Total Return Series                 0.00%      0.89% to 1.35%      15.43% to 15.97%
  MetLife Putnam International Stock Portfolio        0.63%          1.40%               26.26%
  MetLife Janus Mid Cap Portfolio                     0.00%          1.40%               32.71%
  MetLife Russell 2000 Index Portfolio                0.26%      0.89% to 1.40%      44.04% to 44.77%
  MetLife Met/Putnam Voyager Portfolio A              0.00%          1.40%               24.16%
  (a) MetLife SSR Aurora Portfolio                    0.00%      0.89% to 1.35%      48.13% to 48.81%
  (a) MetLife SSR Bond Income Portfolio               0.00%      0.89% to 1.35%       4.43% to  4.92%
  (a) MetLife SSR Large Cap Value Portfolio           1.28%      1.25% to 1.35%      33.86% to 33.99%
  (a) MetLife Stock Index Portfolio                   0.00%      0.89% to 1.40%      26.44% to 27.07%
  MetLife Stock Index Portfolio B                     1.26%      1.30% to 2.35%      20.39% to 26.22%
  (a) MetLife Alger Equity Growth                     0.00%      1.25% to 1.35%      33.34% to 33.47%
  (a) MetLife Lehman Brothers Aggregate Bond Index    0.00%      1.25% to 1.35%       2.24% to  2.35%
  (a) MetLife FI Mid Cap Opportunities                0.00%      0.89% to 1.35%      40.62% to 41.26%
  (a) MetLife Harris Oakmark Large Cap Value          0.00%      1.25% to 1.35%      23.81% to 23.94%

     (a) For the period from May 1, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                      As of December 31, 2003
                                                              ----------------------------------------
                                                                               Unit
                                                                            Fair Value*     Net Assets
                                                                Units   (lowest to highest)   (000)
                                                              --------- ------------------- ----------
Accumulation units, continued:
  (a) MetLife Morgan Stanley EAFE Index                         110,435  $  9.67 to $ 9.91   $  1,069
  (a) MetLife Mid Cap Stock Index                               128,276    11.57 to  11.75      1,484
  Van Kampen Emerging Growth Fund                               131,352        4.03               529
  Van Kampen Enterprise Fund                                     50,200        3.38               170
  Van Kampen Growth & Income Fund                                61,622        5.11               315
  Federated American Leaders II                                 140,461        4.61               647
  Federated High Income Bond Fund II                             48,364        5.43               263
  Federated Growth Strategic Fund II                             47,399        4.26               202
  Federated Equity Income Fund II                                81,743        4.11               336
  Neuberger Berman Genesis Trust                                  2,060        8.70                18
  Alger American Small Capitalization Fund                    9,758,550      6.08 to  6.10     59,470
  T Rowe Growth Fund                                            171,175        62.15           10,638
  T Rowe International Stock Fund                               117,827        8.98             1,058
  T Rowe Prime Reserve Fund                                      87,209        16.48            1,437
  Janus Aspen Worldwide Growth                                    1,585        6.06                10
  (a) American Global Small Capitalization Fund                  77,922    16.42 to  16.85      1,280
  (a) American Growth Fund                                       59,754   116.56 to 127.74      6,971
  (a) American Growth & Income Fund                              53,632    90.71 to  99.40      4,871
Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio B           1,654        39.68               66
  Met Investors Lord Abbett Bond Debenture Portfolio B            2,084        14.83               31
  Met Investors Met/Putnam Research Portfolio B                  19,926        7.10               141
  Met Investors Oppenheimer Capital Appreciation Portfolio B      2,224        7.31                16
  Met Investors PIMCO Inflation Protected Bond Portfolio B        2,717        10.23               28
  Met Investors PIMCO Money Market Portfolio B                   16,666        9.20               153
  Met Investors PIMCO Total Return Bond Portfolio B              12,808        10.73              137
  Met Investors T Rowe Price Mid Cap Growth Portfolio B           1,752        5.62                10
  Met Investors MFS Research International Portfolio B            3,885        8.72                34
  Met Investors AIM Mid Cap Core Equity Portfolio B                 628        11.26                7
  Met Investors Third Avenue Small Cap Value Portfolio B            954        10.93               10
  MetLife Davis Venture Value Fund E                             17,548        9.92               174
  MetLife Harris Oakmark Focused Value Fund B                     6,375        12.88               82
  MetLife Jennison Growth Portfolio B                               993         9.29                9

                                                                     For the Year Ended December 31, 2003
                                                              --------------------------------------------------
                                                              Investment       Expense              Total
                                                                Income        Ratio***           Return****
                                                               Ratio**   (lowest to highest) (lowest to highest)
                                                              ---------- ------------------- -------------------
Accumulation units, continued:
  (a) MetLife Morgan Stanley EAFE Index                         0.00%      0.89% to 1.35%     35.79% to 36.42%
  (a) MetLife Mid Cap Stock Index                               0.00%      0.89% to 1.35%     33.16% to 33.77%
  Van Kampen Emerging Growth Fund                               0.00%          1.40%               25.58%
  Van Kampen Enterprise Fund                                    0.52%          1.40%               24.13%
  Van Kampen Growth & Income Fund                               0.87%          1.40%               26.26%
  Federated American Leaders II                                 1.69%          1.40%               25.92%
  Federated High Income Bond Fund II                            7.69%          1.40%               20.52%
  Federated Growth Strategic Fund II                            0.00%          1.40%               38.13%
  Federated Equity Income Fund II                               1.93%          1.40%               25.51%
  Neuberger Berman Genesis Trust                                0.00%          0.89%               30.49%
  Alger American Small Capitalization Fund                      0.00%      1.25% to 1.40%     40.37% to 40.58%
  T Rowe Growth Fund                                            0.16%          0.89%               30.06%
  T Rowe International Stock Fund                               0.74%          0.89%               30.12%
  T Rowe Prime Reserve Fund                                     0.69%          0.89%              (0.30%)
  Janus Aspen Worldwide Growth                                  0.01%          0.89%               22.89%
  (a) American Global Small Capitalization Fund                 0.07%      0.89% to 1.35%     51.47% to 52.17%
  (a) American Growth Fund                                      0.16%      0.89% to 1.35%     34.97% to 35.60%
  (a) American Growth & Income Fund                             1.38%      0.89% to 1.35%     30.65% to 31.25%
Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio B         0.69%          1.40%               25.16%
  Met Investors Lord Abbett Bond Debenture Portfolio B          2.75%          1.40%               14.08%
  Met Investors Met/Putnam Research Portfolio B                 0.00%          1.40%               19.04%
  Met Investors Oppenheimer Capital Appreciation Portfolio B    0.00%          1.40%               23.05%
  Met Investors PIMCO Inflation Protected Bond Portfolio B      0.42%          1.40%               2.32%
  Met Investors PIMCO Money Market Portfolio B                  0.41%          1.55%              (3.99%)
  Met Investors PIMCO Total Return Bond Portfolio B             1.38%          1.40%              (0.14%)
  Met Investors T Rowe Price Mid Cap Growth Portfolio B         0.00%          1.40%               30.82%
  Met Investors MFS Research International Portfolio B          0.89%          1.40%               26.42%
  Met Investors AIM Mid Cap Core Equity Portfolio B             1.53%          1.40%               20.80%
  Met Investors Third Avenue Small Cap Value Portfolio B        0.48%          1.40%               35.39%
  MetLife Davis Venture Value Fund E                            0.27%          1.40%              25.16 %
  MetLife Harris Oakmark Focused Value Fund B                   0.05%          1.40%               26.69%
  MetLife Jennison Growth Portfolio B                           0.14%          1.40%               24.16%


     (a) For the period from May 1, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



MetLife Investors USA Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                       As of December 31, 2002
                                                              -----------------------------------------
                                                                                Unit
                                                                             Fair Value*     Net Assets
                                                                Units    (lowest to highest)   (000)
                                                              ---------- ------------------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio         12,846,775  $17.44 to $55.57    $256,901
  Met Investors Lord Abbett Growth & Income Portfolio B        4,763,078   33.02 to  33.48     158,469
  (b) Met Investors Lord Abbett Bond Debenture Portfolio          23,392        4.65               109
  Met Investors Lord Abbett Bond Debenture Portfolio B         8,449,518   13.54 to  13.73     115,255
  Met Investors JP Morgan Quality Bond Portfolio               3,059,939   11.25 to  25.74      38,254
  Met Investors Met/Putnam Research Portfolio                  3,520,815    5.52 to   7.02      23,034
  Met Investors Met/Putnam Research Portfolio B                4,317,303    6.22 to   6.31      27,062
  Met Investors Oppenheimer Capital Appreciation Portfolio B  15,642,954    6.21 to   6.30      97,837
  Met Investors PIMCO Money Market Portfolio B                 8,981,636   10.00 to  10.14      90,464
  Met Investors Janus Aggressive Growth Portfolio B            7,128,991    5.14 to   5.21      36,902
  Met Investors PIMCO Total Return Bond Portfolio              3,311,248    7.66 to   7.73      25,487
  Met Investors PIMCO Total Return Bond Portfolio B           21,084,805   11.22 to  11.38     238,271
  Met Investors PIMCO Innovation Portfolio B                   3,459,215    2.92 to   2.97      10,191
  Met Investors T Rowe Price Mid Cap Growth Portfolio B        9,490,409    4.49 to   4.55      42,935
  Met Investors MFS Research International Portfolio B         6,394,788    7.20 to   7.30      46,398
  Met Investors AIM Small Cap Growth Portfolio B               4,064,765    8.38 to   8.48      34,329
  Met Investors AIM Mid Cap Core Equity Portfolio B            2,416,396    9.57 to   9.68      23,277
  Met Investors Harris Oakmark International Portfolio B       1,441,751    8.74 to   8.84      12,689
  (c) Met Investors Third Avenue Small Cap Value Portfolio B   3,106,789    8.19 to   8.24      25,529
  AIM Premier Equity Fund                                        467,409        2.91             1,359
  AIM Capital Appreciation Fund                                  213,116        3.35               713
  AIM International Growth Fund                                  168,594        3.30               557
  AIM Balanced Fund                                              298,328        3.86             1,152
  MFS Research Series                                            114,262        3.15               360
  MFS Investors Trust Series                                      54,292        3.26               177
  MFS New Discovery Series                                        75,459        4.51               340
  Oppenheimer Main Street Growth & Income Fund                   436,506        3.40             1,485

                                                                     For the Year ended December 31, 2002
                                                              ---------------------------------------------------
                                                              Investment       Expense              Total
                                                                Income        Ratio***           Return****
                                                               Ratio**   (lowest to highest) (lowest to highest)
                                                              ---------- ------------------- --------------------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio           0.91%      0.89% to 1.40%    (19.09%) to (18.67%)
  Met Investors Lord Abbett Growth & Income Portfolio B         1.77%      1.30% to 2.25%    (19.94%) to (19.18%)
  (b) Met Investors Lord Abbett Bond Debenture Portfolio        0.00%          1.40%               (1.77%)
  Met Investors Lord Abbett Bond Debenture Portfolio B          4.91%      1.30% to 2.25%     (2.79%) to  (1.86%)
  Met Investors JP Morgan Quality Bond Portfolio                5.20%      0.89% to 1.40%       7.44% to   7.99%
  Met Investors Met/Putnam Research Portfolio                   0.41%      1.15% to 1.40%    (21.71%) to (21.52%)
  Met Investors Met/Putnam Research Portfolio B                 0.69%      1.30% to 2.25%    (22.58%) to (21.84%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B    0.01%      1.30% to 2.25%    (26.41%) to (25.71%)
  Met Investors PIMCO Money Market Portfolio B                  1.02%      1.30% to 2.25%     (1.15%) to  (0.21%)
  Met Investors Janus Aggressive Growth Portfolio B             0.01%      1.30% to 2.25%    (29.44%) to (28.77%)
  Met Investors PIMCO Total Return Bond Portfolio               0.00%      1.15% to 1.40%       8.04% to   8.31%
  Met Investors PIMCO Total Return Bond Portfolio B             0.00%      1.30% to 2.25%       6.86% to   7.88%
  Met Investors PIMCO Innovation Portfolio B                    0.00%      1.30% to 2.25%    (51.83%) to (51.37%)
  Met Investors T Rowe Price Mid Cap Growth Portfolio B         0.00%      1.30% to 2.25%    (45.29%) to (44.76%)
  Met Investors MFS Research International Portfolio B          0.24%      1.30% to 2.25%    (13.77%) to (12.94%)
  Met Investors AIM Small Cap Growth Portfolio B                0.00%      1.30% to 2.25%    (29.12%) to (28.44%)
  Met Investors AIM Mid Cap Core Equity Portfolio B             0.02%      1.30% to 2.25%    (12.80%) to (11.97%)
  Met Investors Harris Oakmark International Portfolio B        0.24%      1.30% to 2.25%    (19.92%) to (19.15%)
  (c) Met Investors Third Avenue Small Cap Value Portfolio B    0.39%      1.30% to 2.25%    (18.14%) to (17.62%)
  AIM Premier Equity Fund                                       0.31%          1.40%               (31.23%)
  AIM Capital Appreciation Fund                                 0.00%          1.40%               (25.41%)
  AIM International Growth Fund                                 0.55%          1.40%               (16.85%)
  AIM Balanced Fund                                             2.34%          1.40%               (18.25%)
  MFS Research Series                                           0.28%          1.40%               (25.59%)
  MFS Investors Trust Series                                    0.56%          1.40%               (22.06%)
  MFS New Discovery Series                                      0.00%          1.40%               (32.58%)
  Oppenheimer Main Street Growth & Income Fund                  0.81%          1.40%               (19.93%)


     (b) For the period from April 26, 2002 to December 31, 2002.
     (c) For the period from May 1, 2002 to December 31, 2002.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

     ***** This information is not available.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                          As of December 31, 2002
                                                 -----------------------------------------
                                                                   Unit
                                                                Fair Value*     Net Assets
                                                   Units    (lowest to highest)   (000)
                                                 ---------- ------------------- ----------
Accumulation units, continued:
  Oppenheimer Bond Fund                              70,085       $5.99          $    420
  Oppenheimer Money Fund                            167,544        5.43               910
  Oppenheimer Main Street Small Cap Growth Fund      24,139        5.11               123
  Oppenheimer Strategic Bond Fund                    43,633        5.69               248
  Fidelity Asset Manager Portfolio               20,018,998    8.07 to  8.16      162,779
  Fidelity Growth Portfolio                      24,650,187    8.94 to  9.05      222,487
  Fidelity Contrafund Portfolio                  19,592,405    5.74 to 10.37      200,853
  Fidelity Overseas Portfolio                     1,914,131    5.00 to  5.78       10,274
  Fidelity Equity-Income Portfolio                2,727,566        8.30            22,635
  Fidelity Index 500 Portfolio                   20,168,826   10.00 to 10.06      202,227
 Fidelity Money Market Portfolio                  4,525,655    6.78 to  7.07       30,913
 Scudder I International Portfolio                2,973,433    5.38 to  5.39       16,027
 MetLife Davis Venture Value Fund E              15,486,565    8.26 to  8.37      128,845
 MetLife Harris Oakmark Focused Value Fund B     10,685,241   10.59 to 10.73      113,939
 (c) MetLife Jennison Growth Portfolio B          5,519,181    7.58 to  7.63       42,026
 MetLife Putnam International Stock Portfolio        97,675        2.83               277
 MetLife Janus Mid Cap Portfolio                    486,103        1.45               704
 MetLife Russell 2000 Index Portfolio               105,781        3.58               378
 MetLife Met/Putnam Voyager Portfolio A             192,732        1.69               326
 MetLife Stock Index Portfolio B                  5,021,812    8.20 to  8.30       41,490
 Van Kampen Emerging Growth Fund                    142,960        3.21               459
 Van Kampen Enterprise Fund                          56,973        2.73               155
 (c) Van Kampen Growth & Income Fund                 54,474        4.05               221
 Federated American Leaders II                      162,190        3.66               594
 Federated High Income Bond Fund II                  54,149        4.51               244
 Federated Growth Strategic Fund II                  51,227        3.09               158
 Federated Equity Income Fund II                     91,827        3.28               301
 Neuberger Genesis Trust                            479,091        6.66             3,193
 Alger Small Capitalization Fund                  9,818,127    4.33 to  4.34       42,604
 T Rowe Price Growth Fund                           585,362       47.78            27,969
 T Rowe Price International Fund                    634,123        6.90             4,375
 T Rowe Price Prime Reserve Fund                    111,278       16.52             1,839
 Janus Aspen Worldwide Growth                     1,049,176        4.93             5,172
Annuitization units:
 Met Investors PIMCO Innovation Portfolio B           1,763       $2.80          $      5

                                                         For the Year ended December 31, 2002
                                                 ----------------------------------------------------
                                                 Investment       Expense               Total
                                                   Income        Ratio***            Return****
                                                  Ratio**   (lowest to highest)  (lowest to highest)
                                                 ---------- ------------------- ---------------------
Accumulation units, continued:
  Oppenheimer Bond Fund                             7.68%         1.40%                 7.56%
  Oppenheimer Money Fund                            1.47%         1.40%                 *****
  Oppenheimer Main Street Small Cap Growth Fund     0.00%         1.40%               (16.92%)
  Oppenheimer Strategic Bond Fund                   8.38%         1.40%                 5.95%
  Fidelity Asset Manager Portfolio                  4.00%     0.89% to 1.40%    (10.00%) to   (9.54%)
  Fidelity Growth Portfolio                         0.25%     0.89% to 1.40%    (31.08%) to  (30.73%)
  Fidelity Contrafund Portfolio                     0.82%     0.89% to 1.40%    (10.61%) to  (10.15%)
  Fidelity Overseas Portfolio                       0.84%     1.15% to 1.40%    (21.39%) to  (21.19%)
  Fidelity Equity-Income Portfolio                  1.84%         1.40%               (18.10%)
  Fidelity Index 500 Portfolio                      1.31%     0.89% to 1.40%    (23.33%) to  (22.94%)
 Fidelity Money Market Portfolio                    1.70%     0.89% to 1.40%           0.28% to 0.79%
 Scudder I International Portfolio                  0.84%     1.35% to 1.40%    (19.50%) to  (19.46%)
 MetLife Davis Venture Value Fund E                 0.65%     1.30% to 2.25%    (18.41%) to  (17.63%)
 MetLife Harris Oakmark Focused Value Fund B        0.12%     1.30% to 2.25%    (10.33%) to  (11.09%)
 (c) MetLife Jennison Growth Portfolio B            0.00%     1.30% to 2.25%    (24.15%) to  (23.67%)
 MetLife Putnam International Stock Portfolio       0.88%         1.40%               (18.64%)
 MetLife Janus Mid Cap Portfolio                    0.00%         1.40%               (29.98%)
 MetLife Russell 2000 Index Portfolio               0.61%         1.40%               (21.57%)
 MetLife Met/Putnam Voyager Portfolio A             0.00%         1.40%               (29.90%)
 MetLife Stock Index Portfolio B                    0.56%     1.30% to 2.25%     (24.24%) to (23.52%)
 Van Kampen Emerging Growth Fund                    0.37%         1.40%               (33.43%)
 Van Kampen Enterprise Fund                         0.50%         1.40%               (30.31%)
 (c) Van Kampen Growth & Income Fund                0.00%         1.40%               (15.69%)
 Federated American Leaders II                      1.26%         1.40%               (21.33%)
 Federated High Income Bond Fund II                10.55%         1.40%                (0.02%)
 Federated Growth Strategic Fund II                 0.00%         1.40%               (27.37%)
 Federated Equity Income Fund II                    2.13%         1.40%               (21.84%)
 Neuberger Genesis Trust                            0.00%         0.89%                (3.85%)
 Alger Small Capitalization Fund                    0.00%     1.25% to 1.40%     (27.25%) to (27.21%)
 T Rowe Price Growth Fund                           0.18%         0.89%               (23.68%)
 T Rowe Price International Fund                    1.07%         0.89%               (18.91%)
 T Rowe Price Prime Reserve Fund                    1.39%         0.89%                 *****
 Janus Aspen Worldwide Growth                       0.86%         0.89%               (26.16%)
Annuitization units:
 Met Investors PIMCO Innovation Portfolio B         0.00%         1.55%               (51.49%)

     (c) For the period from May 1, 2002 to December 31, 2002.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

     ***** This information is not available.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



MetLife Investors USA Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                           As of December 31, 2001
                                                                  -----------------------------------------
                                                                                    Unit
                                                                                 Fair Value*     Net Assets
                                                                    Units    (lowest to highest)   (000)
                                                                  ---------- ------------------- ----------
Accumulation units:
  (g) Met Investors Lord Abbett Growth & Income Portfolio         13,056,744  $21.56 to $68.33    $325,654
  (f) Met Investors Lord Abbett Growth & Income Portfolio B          829,894   41.18 to  41.43      34,277
  (f) Met Investors Lord Abbett Bond Debenture Portfolio B           949,659   13.91 to  13.99      13,246
  Met Investors JP Morgan Quality Bond Portfolio                   2,400,419   10.47 to  23.83      27,978
  (h) Met Investors Met Putnam Research Portfolio                  4,271,829    7.05 to   8.94      35,502
  (f) Met Investors Met Putnam Research Portfolio B                1,148,099    8.03 to   8.07       9,240
  (f) Met Investors Oppenheimer Capital Appreciation Portfolio B   2,574,330    8.42 to   8.47      21,746
  (f) Met Investors PIMCO Money Market Portfolio B                 2,040,930   10.10 to  10.16      20,681
  (f) Met Investors Janus Aggressive Growth Portfolio B            1,408,153    7.27 to   7.31      10,268
  (j) Met Investors PIMCO Total Return Bond Portfolio              3,960,781    7.09 to   7.14      28,189
  (f) Met Investors PIMCO Total Return Bond Portfolio B            2,425,689   10.48 to  10.54      25,502
  (f) Met Investors PIMCO Innovation Portfolio B                     719,543    6.06 to   6.10       4,375
  (f) Met Investors T Rowe Price Mid Cap Growth Portfolio B        1,668,902    8.19 to   8.24      13,714
  (f) Met Investors MFS Research International Portfolio B           916,898    8.34 to   8.39       7,667
  (i) Met Investors AIM Small Cap Growth Portfolio B                 119,269   11.83 to  11.86       1,413
  (i) Met Investors AIM Mid Cap Core Equity Portfolio B               91,975   10.97 to  10.99       1,010
  (i) Met Investors Harris Oakmark International Portfolio B          20,012   10.91 to  10.94         219
  AIM Premier Equity Fund                                            544,055        4.23             2,300
  AIM Capital Appreciation Fund                                      236,958        4.49             1,063
  AIM International Growth Fund                                      189,032        3.97               750
  AIM Balanced Fund                                                  334,293        4.73             1,580
  MFS Research Series                                                126,396        4.23               535
  MFS Investors Trust Series                                          60,869        4.18               254
  MFS New Discovery Series                                            90,551        6.69               606
  Oppenheimer Main Street Growth & Income Fund                       552,681        4.25             2,349
  Oppenheimer Bond Fund                                               66,734        5.57               372

                                                                         For the Year ended December 31, 2001
                                                                  ---------------------------------------------------
                                                                  Investment       Expense              Total
                                                                    Income        Ratio***           Return****
                                                                   Ratio**   (lowest to highest) (lowest to highest)
                                                                  ---------- ------------------- --------------------
Accumulation units:
  (g) Met Investors Lord Abbett Growth & Income Portfolio            0.95%     0.89% to 1.40%     (7.24%) to (6.56%)
  (f) Met Investors Lord Abbett Growth & Income Portfolio B          0.17%     1.30% to 2.25%     (8.09%) to (7.21%)
  (f) Met Investors Lord Abbett Bond Debenture Portfolio B           1.47%     1.30% to 2.25%       1.17% to 2.14%
  Met Investors JP Morgan Quality Bond Portfolio                     4.86%     0.89% to 1.40%       5.33% to 6.10%
  (h) Met Investors Met Putnam Research Portfolio                    0.07%     1.15% to 1.40%       7.00% to 7.00%
  (f) Met Investors Met Putnam Research Portfolio B                  0.44%     1.30% to 2.25%     (1.54%) to (0.81%)
  (f) Met Investors Oppenheimer Capital Appreciation Portfolio B     0.07%     1.30% to 2.25%     (1.73%) to (1.00%)
  (f) Met Investors PIMCO Money Market Portfolio B                   1.02%     1.30% to 2.25%       0.66% to 1.29%
  (f) Met Investors Janus Aggressive Growth Portfolio B              0.00%     1.30% to 2.25%     (9.72%) to (9.05%)
  (j) Met Investors PIMCO Total Return Bond Portfolio                0.88%     1.15% to 1.40%     (0.31%) to (0.25%)
  (f) Met Investors PIMCO Total Return Bond Portfolio B              2.47%     1.30% to 2.25%       3.00% to 3.77%
  (f) Met Investors PIMCO Innovation Portfolio B                     0.00%     1.30% to 2.25%    (16.33%) to (15.70%)
  (f) Met Investors T Rowe Price Mid Cap Growth Portfolio B          0.00%     1.30% to 2.25%       1.03% to 1.78%
  (f) Met Investors MFS Research International Portfolio B           0.13%     1.30% to 2.25%     (5.45%) to (4.75%)
  (i) Met Investors AIM Small Cap Growth Portfolio B                 0.00%     1.30% to 2.25%      18.30% to 18.55%
  (i) Met Investors AIM Mid Cap Core Equity Portfolio B              0.05%     1.30% to 2.25%       9.70% to 9.94%
  (i) Met Investors Harris Oakmark International Portfolio B         0.08%     1.30% to 2.25%       9.15% to 9.38%
  AIM Premier Equity Fund                                            0.14%         1.40%               (11.93%)
  AIM Capital Appreciation Fund                                      0.00%         1.40%               (21.67%)
  AIM International Growth Fund                                      0.34%         1.40%               (21.70%)
  AIM Balanced Fund                                                  1.91%         1.40%               (11.33%)
  MFS Research Series                                                1.16%         1.40%               (8.98%)
  MFS Investors Trust Series                                         0.57%         1.40%               (15.90%)
  MFS New Discovery Series                                           3.11%         1.40%                19.05%
  Oppenheimer Main Street Growth & Income Fund                       0.53%         1.40%               (10.63%)
  Oppenheimer Bond Fund                                              7.36%         1.40%                7.24%

     (f) For the period from March 21, 2001 to December 31, 2001.
     (g) For the period from February 21, 2001 to December 31, 2001.
     (h) For the period from March 19, 2001 to December 31, 2001.
     (i) For the period from October 9, 2001 to December 31, 2001.
     (j) For the period from October 15, 2001 to December 31, 2001.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



                                                            As of December 31, 2001
                                                   -----------------------------------------
                                                                     Unit
                                                                  Fair Value*     Net Assets
                                                     Units    (lowest to highest)   (000)
                                                   ---------- ------------------- ----------
Accumulation units, continued:
  Oppenheimer Money Fund                              164,326       $5.43          $    892
  Oppenheimer Main Street Small Cap Growth Fund        26,017        6.15               160
  Oppenheimer Strategic Bond Fund                      60,360        5.37               324
  Fidelity Asset Manager Portfolio                 21,022,339    8.94 to  9.06      189,787
  Fidelity Growth Portfolio                        25,015,822   12.91 to 13.12      327,268
  Fidelity Contrafund Fund                         19,181,427    6.39 to 11.59      219,635
  Fidelity Overseas Portfolio                       2,228,327    6.34 to  7.35       15,199
  Fidelity Equity-Income Portfolio                  3,242,873       10.13            32,860
  Fidelity Index 500 Portfolio                     19,727,766   13.03 to 13.12      257,801
  Fidelity Money Market Portfolio                   5,072,413    6.76 to  7.02       34,519
  Scudder I International Portfolio                 2,560,863    6.68 to  6.69       17,139
  (f) MetLife Davis Venture Value Fund E            2,649,034   10.11 to 10.16       26,848
  (f) MetLife Harris Oakmark Focused Value Fund B   1,863,945   11.89 to 11.96       22,223
  MetLife Putnam International Stock Portfolio         94,368        3.48               329
  MetLife Janus Mid Cap Portfolio                     501,084        2.07             1,036
  MetLife Russell 2000 Index Portfolio                 89,476        4.56               408
  MetLife Met/Putnam Voyager Portfolio A              190,680        2.42               461
  MetLife Loomis Sayles High Yield Bond                17,973        4.66                84
  (f) MetLife Stock Index B                           166,446   10.83 to 10.85        1,805
  Van Kampen Emerging Growth Fund                     174,665        4.82               842
  Van Kampen Enterprise Fund                           68,149        3.91               267
  Van Kampen Strategic Stock Fund                      60,282        4.73               285
  Federated American Leaders II                       249,732        4.65             1,162
  Federated High Income Bond Fund II                   60,212        4.51               271
  Federated Growth Strategic Fund II                   55,308        4.25               235
  Federated Equity Income Fund II                     116,932        4.19               490
  Neuberger Genesis Trust                             478,656        6.93             3,318
  Neuberger Partners                                  295,027        5.36             1,583
  Alger Small Capitalization Fund                   9,374,497    5.95 to  5.96       55,888
  T Rowe Price Growth Fund                            656,181       62.61            41,080
  T Rowe Price International Fund                     664,996        8.51             5,658
  T Rowe Price Prime Reserve Fund                      91,744       16.44             1,508
  Janus Aspen Worldwide Growth                      1,246,925        6.68             8,326

                                                          For the Year ended December 31, 2001
                                                   ---------------------------------------------------
                                                   Investment       Expense              Total
                                                     Income        Ratio***           Return****
                                                    Ratio**   (lowest to highest) (lowest to highest)
                                                   ---------- ------------------- --------------------
Accumulation units, continued:
  Oppenheimer Money Fund                              3.88%         1.40%                2.42%
  Oppenheimer Main Street Small Cap Growth Fund       0.00%         1.40%                2.07%
  Oppenheimer Strategic Bond Fund                     2.21%         1.40%                3.49%
  Fidelity Asset Manager Portfolio                    4.32%     0.89% to 1.40%     (6.25%) to (4.95%)
  Fidelity Growth Portfolio                           0.08%     0.89% to 1.40%    (18.67%) to (15.40%)
  Fidelity Contrafund Fund                            0.78%     0.89% to 1.40%    (15.42%) to (7.08%)
  Fidelity Overseas Portfolio                         5.65%     1.15% to 1.40%    (22.53%) to (21.26%)
  Fidelity Equity-Income Portfolio                    5.65%         1.40%               (0.96%)
  Fidelity Index 500 Portfolio                        1.19%     0.89% to 1.40%    (13.79%) to (11.98%)
  Fidelity Money Market Portfolio                     4.05%     0.89% to 1.40%       2.59% to 7.92%
  Scudder I International Portfolio                   0.41%     1.35% to 1.40%     (8.07%) to (3.38%)
  (f) MetLife Davis Venture Value Fund E              0.00%     1.30% to 2.25%    (13.19%) to (12.36%)
  (f) MetLife Harris Oakmark Focused Value Fund B     0.00%     1.30% to 2.25%      24.59% to 25.79%
  MetLife Putnam International Stock Portfolio        0.28%         1.40%               (21.72%)
  MetLife Janus Mid Cap Portfolio                     0.00%         1.40%               (38.21%)
  MetLife Russell 2000 Index Portfolio                0.26%         1.40%               (0.55%)
  MetLife Met/Putnam Voyager Portfolio A              0.00%         1.40%               (31.81%)
  MetLife Loomis Sayles High Yield Bond              13.15%         1.40%               (2.68%)
  (f) MetLife Stock Index B                           0.00%     1.30% to 2.25%    (15.49%) to (14.68%)
  Van Kampen Emerging Growth Fund                     0.00%         1.40%                7.33%
  Van Kampen Enterprise Fund                          0.18%         1.40%               (7.70%)
  Van Kampen Strategic Stock Fund                     0.00%         1.40%               (10.30%)
  Federated American Leaders II                       1.29%         1.40%               (6.74%)
  Federated High Income Bond Fund II                 11.35%         1.40%               (0.75%)
  Federated Growth Strategic Fund II                  1.75%         1.40%               (20.15%)
  Federated Equity Income Fund II                     1.76%         1.40%               (11.74%)
  Neuberger Genesis Trust                             0.00%         0.89%                1.24%
  Neuberger Partners                                  0.19%         0.89%               (2.45%)
  Alger Small Capitalization Fund                     0.05%     1.35% to 1.40%    (23.58%) to (23.56%)
  T Rowe Price Growth Fund                            0.19%         0.89%               (2.53%)
  T Rowe Price International Fund                     1.55%         0.89%               (22.60%)
  T Rowe Price Prime Reserve Fund                     3.83%         0.89%                3.02%
  Janus Aspen Worldwide Growth                        0.48%         0.89%               (23.37%)

     (f) For the period from March 21, 2001 to December 31, 2001.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

      Independent Auditors' Report

      To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

      We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

      /s/ DELOITTE & TOUCHE LLP

      Tampa, Florida
      April 12, 2004

                       METLIFE INVESTORS USA INSURANCE COMPANY
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                                   BALANCE SHEETS
                             DECEMBER 31, 2003 and 2002
               (Dollars in thousands, except share and per share data)

                                                                                                  2003        2002
                                                                                               ----------- ----------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost $3,413,677 and $2,511,089,
   respectively)                                                                               $ 3,522,671 $2,599,321
 Equity securities, at fair value (cost $1,660 and $1,735, respectively)                             2,027      1,929
 Mortgage loans on real estate                                                                     431,973    437,721
 Policy loans                                                                                       35,768     37,933
 Other limited partnership interests                                                                 4,124      4,348
 Short-term investments                                                                            137,295     63,340
 Other invested assets                                                                               7,662          2
                                                                                               ----------- ----------
   Total investments                                                                             4,141,520  3,144,594
Cash and cash equivalents                                                                          199,952     41,452
Accrued investment income                                                                           40,540     32,165
Premiums and other receivables                                                                      45,526     36,703
Deferred policy acquisition costs                                                                  502,249    272,242
Current income taxes receivable                                                                     37,585     26,650
Deferred income taxes receivable                                                                    22,786          -
Other assets                                                                                        97,746     41,694
Separate account assets                                                                          6,368,724  2,597,620
                                                                                               ----------- ----------
   Total assets                                                                                $11,456,628 $6,193,120
                                                                                               =========== ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                                            124,998    118,928
 Policyholder account balances                                                                   3,769,822  2,837,425
 Other policyholder funds                                                                            3,755      2,839
 Long-term debt                                                                                     35,000     35,000
 Deferred income taxes payable                                                                           -     14,590
 Payables under securities loaned transactions                                                     667,853    224,569
 Other liabilities                                                                                 183,279    154,389
 Separate account liabilities                                                                    6,368,724  2,597,620
                                                                                               ----------- ----------
   Total liabilities                                                                           $11,153,431 $5,985,360
                                                                                               =========== ==========

Stockholder's Equity:
Preferred stock, par value $1.00 per share; 1,000,000 shares authorized;
   200,000 issued and outstanding                                                                      200        200
Common stock, par value $200.00 per share; 15,000 shares authorized;
   11,000 shares issued and outstanding                                                              2,300      2,300
Additional paid-in capital                                                                          98,047     48,047
Retained earnings                                                                                  163,383    126,001
Accumulated other comprehensive income                                                              39,267     31,212
                                                                                               ----------- ----------
   Total stockholder's equity                                                                      303,197    207,760
                                                                                               ----------- ----------
   Total liabilities and stockholder's equity                                                  $11,456,628 $6,193,120
                                                                                               =========== ==========

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, and 2001
                               (Dollars in thousands)

                                                                                     2003      2002      2001
                                                                                   --------  --------  --------
REVENUES
Premiums                                                                           $  5,788  $ 23,961  $ 15,915
Investment-type product policy fees                                                  88,441    33,761    20,515
Net investment income                                                               199,039   173,387   173,745
Other revenues                                                                          278       792     2,243
Net investment losses (net of amounts allocable from deferred acquisition costs of
  ($1,878), $0 and $0, respectively)                                                 (8,131)  (36,177)  (13,129)
                                                                                   --------  --------  --------
   Total revenues                                                                   285,415   195,724   199,289
                                                                                   --------  --------  --------
EXPENSES
Policyholder benefits and claims                                                      7,256    30,968    18,009
Interest credited to policyholder account balances                                  146,146   122,802   123,354
Other expenses (excludes amounts directly related to net investment (losses) of
  ($1,878), $0 and $0, respectively)                                                 76,336    59,947   104,128
                                                                                   --------  --------  --------
   Total expenses                                                                   229,738   213,717   245,491
                                                                                   --------  --------  --------

Income (loss) before provision (benefit) for income taxes                            55,677   (17,993)  (46,202)
Provision (benefit) for income taxes                                                 18,295    (9,034)  (18,856)
                                                                                   --------  --------  --------
Net income (loss)                                                                  $ 37,382  $ (8,959) $(27,346)
                                                                                   ========  ========  ========




                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, and 2001
                               (Dollars in thousands)

                                                                                       Accumulated
                                                                 Additional               Other
                                                Preferred Common  Paid-in   Retained  Comprehensive
                                                  Stock   Stock   Capital   Earnings  Income (Loss)   Total
                                                --------- ------ ---------- --------  ------------- --------
Balance at December 31, 2000                      $200    $2,300  $48,047   $182,206     $  (741)   $232,012
 Dividends on common stock                                                   (18,688)                (18,688)
 Dividends on preferred stock                                                 (1,212)                 (1,212)
Comprehensive loss:
 Net loss                                                                    (27,346)                (27,346)
 Other comprehensive income:
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                          6,842       6,842
                                                                                                    --------
 Comprehensive loss                                                                                  (20,504)
                                                ------------------------------------------------------------
Balance at December 31, 2001                       200     2,300   48,047    134,960       6,101     191,608
Comprehensive income:
 Net loss                                                                     (8,959)                 (8,959)
 Other comprehensive income:
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                         25,111      25,111
                                                                                                    --------
 Comprehensive income                                                                                 16,152
                                                ------------------------------------------------------------
Balance at December 31, 2002                       200     2,300   48,047    126,001      31,212     207,760
 Capital contribution                                              50,000                             50,000
Comprehensive income:
 Net income                                                                   37,382                  37,382
 Other comprehensive income:
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                          8,055       8,055
                                                                                                    --------
 Comprehensive income                                                                                 45,437
                                                ------------------------------------------------------------
Balance at December 31, 2003                      $200    $2,300  $98,047   $163,383     $39,267    $303,197
                                                ============================================================


                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, and 2001
                               (Dollars in thousands)

                                                                                  2003         2002        2001
                                                                              -----------  -----------  ---------
Cash flows from operating activities
Net income (loss)                                                             $    37,382  $    (8,959) $ (27,346)
 Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
   Depreciation and amortization expenses                                               -            -       (397)
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                              16,768        4,930       (328)
   Losses from sale of investments, net                                            10,009       36,177     13,129
   Interest credited to other policyholder account balances                       146,146      122,802    123,354
   Investment-type product policy fees                                            (88,441)     (33,761)   (20,515)
   Change in accrued investment income                                             (8,375)      (5,275)       491
   Change in premiums and other receivables                                        (4,970)       3,304    (36,323)
   Change in deferred policy acquisition costs, net                              (237,450)    (126,822)   (22,550)
   Change in insurance-related liabilities                                          6,058       10,859    108,432
   Change in income taxes payable                                                 (52,649)     (42,048)   (16,668)
   Change in other liabilities                                                     21,011       53,133    113,189
 Other, net                                                                        57,753       16,600     59,400
                                                                              -----------  -----------  ---------
Net cash (used in) provided by operating activities                               (96,758)      30,940    293,868
                                                                              -----------  -----------  ---------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturities                                                             1,490,770      819,352    322,789
   Equity securities                                                                  353            -        415
   Mortgage loans on real estate                                                   54,189       20,428     18,033
 Purchases of:
   Fixed maturities                                                            (2,418,070)  (1,536,851)  (431,412)
   Equity securities                                                                  (19)        (299)      (413)
   Mortgage loans on real estate                                                  (49,869)     (29,785)   (23,898)
 Other limited partnership interests                                                    -       (4,348)         -
 Net change in short-term investments                                             (73,953)     (53,503)    48,090
 Net change in policy loans                                                         2,165        1,354     (1,379)
 Net change in payable under securities loaned transactions                       443,284      224,569          -
 Other, net                                                                        (5,630)       7,482     (1,818)
                                                                              -----------  -----------  ---------
Net cash used in investing activities                                            (556,780)    (551,601)   (69,593)
                                                                              -----------  -----------  ---------

Cash flows from financing activities
 Policyholder account balances:
   Deposits                                                                     4,333,503    1,944,211    720,136
   Withdrawals                                                                 (3,571,465)  (1,532,552)  (774,891)
 Dividends on preferred stock                                                           -            -     (1,212)
 Dividends on common stock                                                              -            -    (18,688)
 Capital contribution                                                              50,000            -          -
                                                                              -----------  -----------  ---------
Net cash provided by (used in) financing activities                               812,038      411,659    (74,655)
                                                                              -----------  -----------  ---------
Change in cash and cash equivalents                                               158,500     (109,002)   149,620
Cash and cash equivalents, beginning of year                                       41,452      150,454        834
                                                                              -----------  -----------  ---------
Cash and cash equivalents, end of year                                        $   199,952  $    41,452  $ 150,454
                                                                              ===========  ===========  =========
Supplemental disclosures of cash flow information:
 Cash paid (refunded) during the year:
   Interest                                                                   $     2,049  $     1,640  $   2,196
                                                                              ===========  ===========  =========
   Income taxes                                                               $   (12,260) $    28,256  $     399
                                                                              ===========  ===========  =========

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Business

      MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). MLIG is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). At December 31, 2002, MLIG was sold from Metropolitan Life Insurance Company ("Metropolitan Life") to MetLife. The Company markets, administers and insures a broad range of term life insurance policies and variable and fixed annuity contracts.

      Basis of Presentation

      The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Delaware State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

      The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies, estimates and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgements are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

      Certain amounts in the prior years' financial statements have been reclassified to conform with the 2003 presentation.

      Investments

      The Company's principal investments are in fixed maturities and mortgage loans, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) unfavorable changes in forecasted cash flows on asset-backed securities; and (vii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets, which are primarily made up of collateral received under interest rate swap transactions, are reported at their estimated fair value.

      Derivative Financial Instruments

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities or to changing fair values. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges;
      (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      The Company uses derivative instruments to manage risk through one of five principal risk management strategies, the hedging of: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; (iv) net investments in certain foreign operations; and (v) firm commitments and forecasted transactions. Additionally, the Company enters into income generation and replication derivative transactions as permitted by its insurance subsidiaries' Derivatives Use Plans approved by the applicable state insurance departments. The Company's derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options, including caps and floors.

      On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in net investment gains or losses.

      The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, foreign operation, or forecasted transaction that has been designated as a hedged item, states how the hedging instrument is expected to hedge the risks related to the hedged item, and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when:
      (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; (v) a hedged firm commitment no longer meets the definition of a firm commitment; or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

      The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133:
      (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies; and (v) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

      The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; (iii) pay U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities, and (iv) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses.

      When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains or losses.

      The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

      If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recognized in the current period in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses.

      Cash and Cash Equivalents

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      Deferred Policy Acquisition Costs

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisitions cost ("DAC").

      Costs, which consist principally of commissions, and policy issue expenses, are amortized with interest over the expected life of the contract for investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins, and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. This practice assumes that the expectation for long-term equity investment is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      Future Policy Benefits

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

      Differences between the actual experience and assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses.

      Recognition of Insurance Revenue and Related Benefits

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Other Revenues

      Other revenues include asset management and advisory fees, commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      Income Taxes

      The Company applies the concepts of SFAS No. 109, Accounting for Income Taxes ("SFAS 109"), which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      Reinsurance

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for as consistent with the terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

      Separate Accounts

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges are included in investment-type products fees.

      Application of Recent Accounting Pronouncements

      Effective December 31, 2003, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements for other-than-temporary impairments of debt and marketable equity investments that are accounted for under Statement of Financial Accounting Standards ("SFAS") No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"). The adoption of EITF 03-1 requires the Company to include certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS 115 that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. See Note 2. The initial adoption of EITF 03-1, which only required additional disclosures, did not have a material impact on the Company's financial statements.

      In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements and (iii) separate account presentation and valuation. SOP 03-1 is effective for fiscal years beginning after December 15, 2003. As of January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits net of DAC and unearned revenue liability offsets under certain variable annuity contracts of approximately $2,118 thousand, net of income tax, which will be reported as a cumulative effect of a change in accounting. Industry standards and practices continue to evolve relating to the valuation of liabilities relating to these types of benefits, which may result in further adjustments to the Company's measurement of liabilities associated with such benefits in subsequent accounting periods. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC, which has been the Company's accounting treatment The adoption of SOP 03-1 did not have a material impact on the Company's separate account presentation and valuation.

      In April 2003, the Financial Accounting Standards Board ("FASB") cleared Statement 133 Implementation Issue No. B36, Embedded Derivatives:
      Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature must be measured at fair value on the balance sheet and changes in fair value reported in income. Issue B36 became effective on October 1, 2003 did not have a significant impact on the Company's financial statements.

      In April 2003, the FASB issued SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amends and clarifies the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain implementation guidance that is incorporated in SFAS 149 and already effective, SFAS 149 is effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 on July 1, 2003 did not have a significant impact on its financial statements.

      During 2003, the Company adopted FASB Interpretation No. 46 Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"). Certain of the Company's other limited partnership interests meet the definition of a variable interest entity ("VIE") and must be consolidated, in accordance with the transition rules and effective dates, if the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs") including interests in asset-backed securities and collateralized debt obligations. In accordance with the provisions in FIN 46(r), the Company has elected to defer until March 31, 2004 the consolidation of interests in VIEs for non SPEs acquired prior to February 1, 2003 for which it is the primary beneficiary. The adoption of FIN 46 as of February 1, 2003 did not have a significant impact on the Company's financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not have a material affect on the Company's financial statements.

      Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring). The Company's activities subject to this guidance in 2003 were not significant.

      Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's financial statements.

      In July 2001, the U.S. Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin ("SAB") No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's financial statements.

      Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a Replacement FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements did not have a material impact on the Company's financial statements.

      Effective April 1, 2001, the Company adopted EITF 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial statements.

      Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133, as of January 1, 2001, had no material impact on the Company's financial statements. The FASB continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

2.  INVESTMENTS

      Fixed Maturities and Equity Securities

      Fixed maturities and equity securities at December 31, 2003 were as follows:

                                           Cost or   Gross Unrealized Estimated
                                          Amortized  ----------------   Fair
                                            Cost       Gain    Loss     Value
                                          ---------- -------- ------- ----------
                                                  (Dollars in thousands)
Fixed Maturities:
   U.S. corporate securities              $1,423,547 $ 76,237 $ 5,405 $1,494,379
   Mortgage-backed securities                832,042    7,753   6,323    833,472
   Foreign corporate securities              337,736   25,826   1,626    361,936
   U.S. treasuries/agencies                   57,399    2,886      75     60,210
   Asset-backed securities                   358,078    6,381   1,626    362,833
   Commercial mortgage-backed securities     320,465    3,485   2,698    321,252
   Foreign government securities              74,431    6,311   2,153     78,589
   State and political subdivisions            9,979       21       -     10,000
                                          ---------- -------- ------- ----------
   Total fixed maturities                 $3,413,677 $128,900 $19,906 $3,522,671
                                          ========== ======== ======= ==========
Equity Securities:
 Common stocks                            $    1,660 $    367 $     - $    2,027
                                          ========== ======== ======= ==========

      Fixed maturities and equity securities at December 31, 2002 were as follows:

                                           Cost or   Gross Unrealized Estimated
                                          Amortized  ----------------   Fair
                                            Cost       Gain    Loss     Value
                                          ---------- -------- ------- ----------
                                                  (Dollars in thousands)
Fixed Maturities:
   U.S. corporate securities              $  959,507 $ 57,787 $22,130 $  995,164
   Mortgage-backed securities                596,478   14,602   1,190    609,890
   Foreign corporate securities              298,136   23,062   2,911    318,287
   U.S. treasuries/agencies                  214,451    3,780      23    218,208
   Asset-backed securities                   283,223    9,658   1,071    291,810
   Commercial mortgage-backed securities     114,523    3,782     465    117,840
   Foreign government securities              44,771    3,444      93     48,122
                                          ---------- -------- ------- ----------
   Total fixed maturities                 $2,511,089 $116,115 $27,883 $2,599,321
                                          ========== ======== ======= ==========
Equity Securities:
 Common stocks                            $    1,735 $    194 $     - $    1,929
                                          ========== ======== ======= ==========

      The Company held foreign currency derivatives with notional amounts of $17,909 thousand to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2003. The Company did not hold any foreign currency derivatives with notional amounts to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2002.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $247,679 thousand and $176,397 thousand at December 31, 2003 and 2002, respectively. These securities had a net unrealized gain of $12,569 thousand and a loss of $7,774 thousand at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, non-income producing fixed maturities were $2,070 thousand and $2,588 thousand, respectively.

      The cost or amortized cost and estimated fair value of fixed maturities at December 31, 2003, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    Cost or    Estimated
                                                   Amortized     Fair
                                                     Cost        Value
                                                   ----------  ----------
                                                   (Dollars in thousands)
       Due in one year or less                     $   75,538  $   77,261
       Due after one year through five years          848,929     881,062
       Due after five years through ten years         686,109     725,611
       Due after ten years                            292,516     321,180
                                                   ----------  ----------
           Subtotal                                 1,903,092   2,005,114
       Mortgage-backed and asset-backed securities  1,510,585   1,517,557
                                                   ----------  ----------
           Total fixed maturities                  $3,413,677  $3,522,671
                                                   ==========  ==========

      Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales of fixed maturities and equity securities classified as available-for sale were as follows:

                                       Years Ended December 31,
                                     ----------------------------
                                       2003      2002      2001
                                     --------  --------  --------
                                        (Dollars in thousands)
             Proceeds                $466,262  $344,356  $943,228
             Gross investment gains     7,703     8,806       360
             Gross investment losses  (10,993)  (22,705)   (6,589)

      Gross investment losses above exclude writedowns recorded during 2003, 2002 and 2001 for other than temporarily impaired available-for-sale fixed maturities and equity securities of $1,852 thousand, $20,098 thousand, and $4,918 thousand, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities, aggregated by sector and length of time that the securities have been in a continuous unrealized loss position at December 31, 2003:

                                                   Equal to or greater
                              Less than 12 months     than 12 months            Total
                              -------------------- -------------------- ---------------------
                              Estimated   Gross    Estimated   Gross    Estimated    Gross
                                Fair    Unrealized   Fair    Unrealized   Fair     Unrealized
                                Value      Loss      Value      Loss      Value       Loss
                              --------- ---------- --------- ---------- ---------- ----------
                                                  (Dollars in thousands)
U.S. corporate securities     $261,803   $ 4,696    $ 6,286    $  709   $  268,089  $ 5,405
Mortgage-backed securities     363,680     5,977      9,880       346      373,560    6,323
Foreign corporate securities    52,402     1,393     12,953       233       65,355    1,626
U.S. treasuries/agencies        13,620        75          -         -       13,620       75
Asset-backed securities         90,572     1,337      8,015       289       98,587    1,626
Commercial mortgage-backed
  securities                   161,184     2,682     12,484        16      173,668    2,698
Foreign government securities   14,039     2,153          -         -       14,039    2,153
                              --------   -------    -------    ------   ----------  -------
   Total fixed maturities     $957,300   $18,313    $49,618    $1,593   $1,006,918  $19,906
                              ========   =======    =======    ======   ==========  =======

      There were no equity securities in a continuous unrealized loss position at December 31, 2003.

      Securities Lending Program

      The Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $622,695 thousand and $201,585 thousand and an estimated fair value of $640,701 thousand and $219,662 thousand were on loan under the program at December 31, 2003 and 2002, respectively. The Company was liable for cash collateral under its control of $667,853 thousand and $224,569 thousand at December 31, 2003 and 2002 respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the financial statements.

      Assets on Deposit

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $5,158 thousand and $5,515 thousand at December 31, 2003 and 2002, respectively.

      Mortgage Loans on Real Estate

      Mortgage loans on real estate were categorized as follows:

                                               December 31,
                                     --------------------------------
                                           2003             2002
                                     ---------------  ---------------
                                      Amount  Percent  Amount  Percent
                                     -------- ------- -------- -------
                                          (Dollars in thousands)
         Commercial mortgage loans   $349,995    81%  $373,007    85%
         Agricultural mortgage loans   83,213    19%    66,762    15%
                                     --------   ---   --------   ---
           Total                      433,208   100%   439,769   100%
                                                ===              ===
         Less: Valuation allowances     1,235            2,048
                                     --------         --------
           Mortgage loans            $431,973         $437,721
                                     ========         ========

      Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2003, 28%, 12% and 7% of the properties were located in California, Rhode Island and Delaware, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      Changes in mortgage loan valuation allowances were as follows:

                                              Years Ended
                                             December 31,
                                            ---------------
                                              2003    2002
                                            -------  ------
                                              (Dollars in
                                              thousands)
                     Balance at January 1   $ 2,048  $    -
                     Additions                2,225   2,048
                     Deductions              (3,038)      -
                                            -------  ------
                     Balance at December 31 $ 1,235  $2,048
                                            =======  ======

      A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                            December 31,
                                                           --------------
                                                            2003   2002
                                                           ------ -------
                                                            (Dollars in
                                                             thousands)
      Impaired mortgage loans with valuation allowances    $    - $ 6,170
      Impaired mortgage loans without valuation allowances  3,679   3,928
                                                           ------ -------
        Total                                               3,679  10,098
      Less: Valuation allowances on impaired mortgages          -   2,048
                                                           ------ -------
        Impaired mortgage loans                            $3,679 $ 8,050
                                                           ====== =======

      The average investment in impaired mortgage loans on real estate was $3,875 thousand and $3,682 thousand for the years ended December 31, 2003 and 2002 respectively. Interest income on impaired mortgage loans was $289 thousand and $806 thousand for the years ended December 31, 2003 and 2002 respectively.

      The investment in restructured mortgage loans on real estate was $3,679 thousand and $3,928 thousand at December 31, 2003 and 2002, respectively. Interest income of $373 thousand and $282 thousand was recognized on restructured loans for the years ended December 31, 2003 and 2002, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $358 thousand and $282 thousand for the years ended December 31, 2003 and 2002, respectively.

      There were no mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure at December 31, 2003 and 2002.

      Net Investment Income

      The components of net investment income were as follows:

                                                    Years Ended December 31,
                                                   --------------------------
                                                     2003     2002     2001
                                                   -------- -------- --------
                                                     (Dollars in thousands)
 Fixed maturities                                  $165,910 $138,069 $130,888
 Equity securities                                        -        -      (52)
 Mortgage loans on real estate                       32,474   30,950   33,852
 Policy loans                                         1,756    1,813    1,800
 Cash, cash equivalents and short-term investments    5,770    3,424    6,054
 Other                                                    -        -    1,983
                                                   -------- -------- --------
   Total                                            205,910  174,256  174,525
 Less: Investment expenses                            6,871      869      780
                                                   -------- -------- --------
   Net investment income                           $199,039 $173,387 $173,745
                                                   ======== ======== ========

      Net Investment Gains (Losses)

      Net investment gains (losses), including changes in valuation allowances, were as follows:

                                             Years Ended December 31,
                                           ----------------------------
                                             2003      2002      2001
                                           --------  --------  --------
                                              (Dollars in thousands)
       Fixed maturities                    $ (5,401) $(33,476) $(11,152)
       Equity securities                        259      (521)        5
       Mortgage loans on real estate         (2,708)   (2,048)        -
       Derivatives                           (2,161)     (151)   (1,982)
       Other                                      2        19         -
                                           --------  --------  --------
         Total                              (10,009)  (36,177)  (13,129)
       Amounts allocable to:
         Deferred policy acquisition costs    1,878         -         -
                                           --------  --------  --------
           Net investment losses           $ (8,131) $(36,177) $(13,129)
                                           ========  ========  ========

      Net Unrealized Investment Gains (Losses)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                         Years Ended December 31,
                                                       ---------------------------
                                                         2003      2002      2001
                                                       --------  --------  -------
                                                          (Dollars in thousands)
Fixed maturities                                       $110,105  $ 88,232  $14,972
Equity securities                                           367       194     (428)
Derivatives                                              (2,211)        -        -
                                                       --------  --------  -------
  Total                                                 108,261    88,426   14,544
                                                       --------  --------  -------
Amounts allocable to:
  Deferred policy acquisition costs                     (47,850)  (40,408)  (4,572)
  Deferred income taxes                                 (21,144)  (16,806)  (3,871)
                                                       --------  --------  -------
    Total                                               (68,994)  (57,214)  (8,443)
                                                       --------  --------  -------
        Net unrealized investment gains (losses)       $ 39,267  $ 31,212  $ 6,101
                                                       ========  ========  =======

      The changes in net unrealized investment gains (losses) were as follows:

                                                 Years Ended December 31,
                                                --------------------------
                                                  2003     2002      2001
                                                -------  --------  -------
                                                  (Dollars in thousands)
    Balance at January 1                        $31,212  $  6,101  $  (741)
    Unrealized investment gains during the year  19,835    73,882   17,312
    Unrealized investment losses relating to:
      Deferred policy acquisition costs          (7,442)  (35,836)  (6,199)
      Deferred income taxes                      (4,338)  (12,935)  (4,271)
                                                -------  --------  -------
    Balance at December 31                      $39,267  $ 31,212  $ 6,101
                                                =======  ========  =======
    Net change in unrealized investment gains   $ 8,055  $ 25,111  $ 6,842
                                                =======  ========  =======

      Variable Interest Entities

      As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN 46(r). At December 31, 2003, FIN 46(r) did not require the Company to consolidate any additional VIEs that were not previously consolidated.

      The following table presents the total assets of and the maximum exposure to loss relating to VIEs for which the Company holds significant valuable interests but it is not the primary beneficiary:

                                                    As of
                                              December 31, 2003
                                            ----------------------
                                                         Maximum
                                              Total     Exposure
                                            Assets (1) to Loss (2)
                                            ---------- -----------
                                            (Dollars in Thousands)
             Other Limited Partnerships (3)   $4,726       $-
                                              ------       --
                                              $4,726       $-
                                              ======       ==

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to other limited partnerships is equal to the carrying amounts plus any unfunded commitments which reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships established for the purpose of investing in low-income housing that qualifies for Federal tax credits

3.  DERIVATIVE FINANCIAL INSTRUMENTS

      The table below provides a summary of the notional amount and fair value of derivative financial instruments held at December 31, 2003 and 2002:

                                   2003                        2002
                        --------------------------- ---------------------------
                                 Current Market or           Current Market or
                                     Fair Value                  Fair Value
                        Notional ------------------ Notional ------------------
                         Amount  Assets Liabilities  Amount  Assets Liabilities
                        -------- ------ ----------- -------- ------ -----------
                                        (Dollars in thousands)
 Financial futures      $106,500  $ -     $2,051    $      -   $-       $-
 Caps                    150,000   10          -     270,000    2        -
 Foreign currency swaps   17,909    -      2,813           -    -        -
                        --------  ---     ------    --------   --       --
   Total contractual
     commitments        $274,409  $10     $4,864    $270,000   $2       $-
                        ========  ===     ======    ========   ==       ==

            The following is a reconciliation of the notional amounts by derivative type at December 31, 2003 and 2002:

                               December 31,                         December 31,
                                   2002                                 2003
                                 Notional             Terminations/   Notional
                                  Amount    Additions  Maturities      Amount
                               ------------ --------- ------------- ------------
                                            (Dollars in thousands)
BY DERIVATIVE TYPE
Financial futures                $      -   $213,000    $106,500      $106,500
Caps                              270,000          -     120,000       150,000
Foreign currency swaps                  -     17,909           -        17,909
                                 --------   --------    --------      --------
 Total contractual commitments   $270,000   $230,909    $226,500      $274,409
                                 ========   ========    ========      ========
BY DERIVATIVE STRATEGY
Liability hedging                $270,000   $      -    $120,000      $150,000
Invested asset hedging                  -    230,909     106,500       124,409
                                 --------   --------    --------      --------
 Total contractual commitments   $270,000   $230,909    $226,500      $274,409
                                 ========   ========    ========      ========

      The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2003:

                                          Remaining Life
                      -------------------------------------------------------
                               After One Year After Five Years After
                      One Year  Through Five    Through Ten     Ten
                      or Less      Years           Years       Years  Total
                      -------- -------------- ---------------- ----- --------
                                      (Dollars in thousands)
   Financial futures  $106,500     $    -         $     -       $-   $106,500
   Caps                150,000          -               -        -    150,000
   Foreign currency
     swaps                   -      5,866          12,043        -     17,909
                      --------     ------         -------       --   --------
    Total contractual
      commitments     $256,500     $5,866         $12,043       $-   $274,409
                      ========     ======         =======       ==   ========

      The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2003 and 2002:

                                2003                        2002
                     --------------------------- ---------------------------
                                  Fair Value                  Fair Value
                     Notional ------------------ Notional ------------------
                      Amount  Assets Liabilities  Amount  Assets Liabilities
                     -------- ------ ----------- -------- ------ -----------
                                     (Dollars in thousands)
    BY TYPE OF HEDGE
    Fair value       $112,366  $ -     $2,509    $      -   $-       $-
    Cash flow          12,043    -      2,355           -    -        -
    Non qualifying    150,000   10          -     270,000    2        -
                     --------  ---     ------    --------   --       --
     Total           $274,409  $10     $4,864    $270,000   $2       $-
                     ========  ===     ======    ========   ==       ==

      The Company recognized net investment expense of $420 thousand from the periodic settlement of foreign currency swaps that qualify as accounting hedges under SFAS 133, as amended, for the year ended December 31, 2003. During the years ended December 31, 2002 and 2001, there were no derivative instruments designated as qualifying accounting hedges under SFAS No. 133.

      During the year ended December 31, 2003, the Company recognized $2,509 thousand in net investment losses related to qualifying fair value hedges. Accordingly, $427 thousand of net unrealized gains on fair value hedged investments were recognized in net investment losses during the year ended December 31, 2003. There were no discontinued fair value hedges during the year ended December 31, 2003. There were no derivatives designated as fair value hedges during the years ended December 31, 2001 or 2002.

      For the year ended December 31, 2003, the net amounts accumulated in other comprehensive income relating to cash flow hedges were losses of $2,211 thousand. There were no amounts accumulated in other comprehensive income at December 31, 2002. For the year ended December 31, 2003 the market value of cash flow hedges decreased by $2,355 thousand. During the year ended December 31, 2003, the Company recognized $2,211 thousand of other comprehensive net losses relating to the effective portion of cash flow hedges. During the year ended December 31, 2003 there were no amounts of other comprehensive expense was reclassified to net investment income. During the year ended December 31, 2003 no cash flow hedges were discontinued. During the years ended December 31, 2002 and 2001 there were no cash flow hedges. The Company has no SFAS 133 transition adjustment.

      There are no amounts of investment expense or net loss reported in accumulated other comprehensive income at December 31, 2003 that are expected to be reclassified during the year ending December 31, 2004 into net investment income and net investment gains and losses, respectively, as the derivatives and underlying investments mature or expire according to their original terms.

      For the years ended December 31, 2003, 2002 and 2001, the Company recognized $66 thousand, $48 thousand, and $39 thousand in net investment expense from the periodic settlement payments on derivative instruments, respectively, and $0 thousand, $104 thousand, and $1,982 thousand, respectively, in net investment losses from changes in fair value related to derivatives not qualifying as accounting hedges.

4.  INSURANCE

      Deferred Policy Acquisition Costs

      Information regarding DAC for the years ended December 31, 2003, 2002 and 2001 is as follows (dollars in thousands):

                Balance at January 1, 2001             $164,905
                Capitalizations                           7,579
                                                       --------
                    Total                               172,484
                                                       --------
                Amortization allocated to:
                  Unrealized investment gains (losses)    6,199
                  Other expenses                        (14,971)
                                                       --------
                    Total amortization                   (8,772)
                                                       --------
                Balance at December 31, 2001            181,256
                  Capitalizations                       128,517
                                                       --------
                    Total                               309,773
                                                       --------
                Amortization allocated to:
                  Unrealized investment gains (losses)   35,836
                  Other expenses                          1,695
                                                       --------
                    Total amortization                   37,531
                                                       --------
                Balance at December 31, 2002            272,242
                Capitalizations                         248,954
                                                       --------
                    Total                               521,196
                                                       --------
                Amortization allocated to:
                  Net investment gains (losses)          (1,878)
                  Unrealized investment gains (losses)    7,442
                  Other expenses                         13,383
                                                       --------
                    Total amortization                   18,947
                                                       --------
                Balance at December 31, 2003           $502,249
                                                       ========

      Amortization of DAC is allocated to (i) investment gains and losses to provide statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      Investment gains and losses related to certain products have a direct impact on the amortization of DAC. Presenting investment gains and losses net of related amortization of DAC provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

      Future Policy Benefits

      Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 4% to 9%.

      Policyholder account balances for investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 9%, less expenses, mortality charges, and withdrawals.

      Separate Accounts

      Separate accounts include one category of account type: non-guaranteed separate accounts totaling $6,368,724 thousand and $2,597,620 thousand at December 31, 2003 and 2002, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as investment-type product policy fees and totaled $88,441 thousand, $33,761 thousand and $20,515 thousand for the years ended December 31, 2003, 2002 and 2001, respectively.

5.  REINSURANCE

      Effective April 1, 2001, the Company entered into a Yearly Renewable Term reinsurance agreement with Exeter Reassurance Company, Ltd., (a MetLife affiliate) to automatically cede varying percentages of the Guaranteed Minimum Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and Earnings Preservation Benefit Rider associated with certain variable annuity contracts. The Company ceded liabilities of $1,322 thousand and $267 thousand at December 31, 2003 and 2002, respectively. The Company recognized operating losses of approximately $2,626 thousand, $560 thousand and $61 thousand from this transaction in 2003, 2002 and 2001, respectively.

      The Company currently reinsures 90% of its new production of variable and fixed annuities to an affiliate. Also, the Company currently reinsures 55% of the riders containing benefit guarantees related to variable annuities. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                     Year Ended December 31,
                                                    -------------------------
                                                      2003     2002     2001
                                                    -------  -------  -------
                                                      (Dollars in thousands)
 Direct premiums                                    $10,886  $28,835  $21,031
 Reinsurance ceded                                   (5,098)  (4,874)  (5,116)
                                                    -------  -------  -------
 Net premiums                                       $ 5,788  $23,961  $15,915
                                                    =======  =======  =======
 Reinsurance recoveries netted against policyholder
   benefits                                         $ 3,567  $ 4,910  $ 2,942
                                                    =======  =======  =======

      Reinsurance recoverables, included in premiums and other receivables, were $31,793 thousand and $30,309 thousand at December 31, 2003 and 2002, respectively.

6.  DEBT

      Debt consisted of the following:

                                                        December 31,
                                                       ---------------
                                                        2003    2002
                                                       ------- -------
                                                         (Dollars in
                                                         thousands)
          Surplus notes, interest rate 5%              $25,000 $25,000
          Surplus notes, interest rate LIBOR plus .75%  10,000  10,000
                                                       ------- -------
            Total long-term debt                       $35,000 $35,000
                                                       ======= =======

      Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the surplus notes may be redeemed, in whole or in part, at the election of MLIG at any time.

      The aggregate maturities of long-term debt for the Company are payable upon regulatory approval.

      There are no principal payments due on the notes payable during the next five years.

      Interest expense related to the Company's indebtedness, included in other expenses, was $2,049 thousand, $1,640 thousand and $2,136 thousand for the years ended December 31, 2003, 2002 and 2001, respectively.

7.  INCOME TAXES

      The provision for income taxes for operations was as follows:

                                                 Years Ended December 31,
                                               ----------------------------
                                                 2003      2002      2001
                                               --------  --------  --------
                                                  (Dollars in thousands)
    Current income tax expense (benefit)
      Federal                                  $ 55,612  $ 15,353  $ (9,669)
      State                                       2,507         -         -
    Deferred income tax benefit
      Federal                                   (38,540)  (24,387)   (9,187)
      State                                      (1,284)        -         -
                                               --------  --------  --------
    Provision for income tax expense (benefit) $ 18,295  $ (9,034) $(18,856)
                                               ========  ========  ========

      Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for operations were as follows:

                                                   Years Ended December 31,
                                                  --------------------------
                                                    2003     2002     2001
                                                  -------  -------  --------
                                                    (Dollars in thousands)
   Tax provision (benefit) at U.S. statutory rate $19,487  $(6,298) $(16,171)
   Tax effect of:
     Tax exempt investment income                  (2,212)  (2,735)   (2,685)
     State tax net of federal benefit                 795       (1)        -
     Other, net                                       225        -         -
                                                  -------  -------  --------
   Provision for income tax expense (benefit)     $18,295  $(9,034) $(18,856)
                                                  =======  =======  ========

      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                       December 31,
                                                    --------------------
                                                      2003       2002
                                                     --------  --------
                                                    (Dollars in thousands
          Deferred income tax assets:
            Liability for future policy benefits    $218,403   $ 97,708
            Loss and credit carryforwards                  -      6,118
            Other, net                                 1,878        875
                                                     --------  --------
            Total deferred tax assets                220,281    104,701
                                                     --------  --------
          Deferred income tax liabilities:
            Deferred policy acquisition costs        158,701     82,535
            Investments                               16,366     19,950
            Unrealized gain on investments            21,144     16,806
            Other, net                                 1,284          -
                                                     --------  --------
            Total deferred tax liabilities           197,495    119,291
                                                     --------  --------
          Net deferred income tax asset (liability) $ 22,786   $(14,590)
                                                     ========  ========

      The Company had no valuation allowance related to tax benefits for the years ended December 31, 2003 and 2002.

      All years through and including 1999 are closed and no longer subject to IRS audit. The years 2000 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company's financial statements.

      The Company joins MetLife's includable affiliates in filing a federal income tax return in 2003. The consolidating companies have executed a Tax Allocation Agreement. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (losses) contributes to or reduces consolidated federal tax expense. Pursuant to the tax allocation agreement, the amounts due from affiliates are $32,021 thousand at December 31, 2003.

8.  COMMITMENTS AND CONTINGENCIES

      Litigation

      Regulatory bodies have contacted the Company or its affiliates and have requested information relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to trading in mutual fund shares. The Company or its affiliates are in the process of responding and are fully cooperating with regard to these information requests and inquiries. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      Summary

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

      Commitments to Fund Partnership Investments

      Starting in 2003, the Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $652 thousand at December 31, 2003. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

9.  EQUITY

      Dividend restrictions

      Under the Delaware Insurance Law, the maximum amount of distributions which can be made to the Company's parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company's surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2003, the maximum amount of dividends the Company could pay MLIG in 2004 without prior approval from the state insurance regulatory authorities is $ 95,915 thousand.

      Statutory Equity and Income

      Applicable insurance department regulations require that insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis. Statutory net income of the Company, as filed with the Department, was $101,210 thousand, $13,402 thousand and $1,334 thousand for the years ended December 31, 2003, 2002, and 2001, respectively; statutory capital and surplus, as filed, was $295,857 thousand and $148,055 thousand at December 31, 2003 and 2002, respectively.

      The National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001.

      Other Comprehensive Income

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2003, 2002 and 2001 in other comprehensive income that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:

                                                               Years Ended December 31,
                                                              --------------------------
                                                                2003     2002      2001
                                                              -------  --------  -------
                                                                (Dollars in thousands)
Holding gains (losses) on investments arising during the year $(2,590) $ 34,600  $(6,644)
Income tax effect of holding (gains) or losses                    906   (11,749)   1,945
Reclassification adjustments:
  Recognized holding losses included in current year
    income                                                      4,377    33,997   24,008
  Amortization of premiums and accretion of discounts
    associated
    with investments                                           18,048     5,285      (52)
  Recognized holding (losses) gains allocated to other
    policyholder amounts                                       (1,878)        -        -
  Income tax effect                                            (7,191)  (13,513)  (8,385)
Allocation of holding losses on investments relating to other
  policyholder amounts                                         (5,564)  (35,836)  (6,199)
Income tax effect of allocation of holding gains or losses to
  other policyholder amounts                                    1,947    12,327    2,169
                                                              -------  --------  -------
Other comprehensive income                                    $ 8,055  $ 25,111  $ 6,842
                                                              =======  ========  =======

10. OTHER EXPENSES

      Other expenses were comprised of the following:

                                                 Years Ended December 31,
                                              ------------------------------
                                                 2003       2002      2001
                                              ---------  ---------  --------
                                                  (Dollars in thousands)
   Commissions                                $ 202,395  $ 100,871  $ 29,518
   Interest and debt issue costs                  2,049      1,640     2,136
   Amortization of policy acquisition costs      13,383      1,695   (14,971)
   Capitalization of policy acquisition costs  (248,954)  (128,517)   (7,579)
   Rent, net of sublease income                       -       (122)      714
   Other                                        107,463     84,380    94,310
                                              ---------  ---------  --------
     Total other expenses                     $  76,336  $  59,947  $104,128
                                              =========  =========  ========

11. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                                    Estimated
                                                Notional  Carrying    Fair
                                                 Amount    Value      Value
 December 31, 2003                              -------- ---------- ----------
                                                    (Dollars in thousands)
 Assets:
   Fixed maturities                                      $3,522,671 $3,522,671
   Equity securities                                     $    2,027 $    2,027
   Mortgage loans on real estate                         $  431,973 $  467,190
   Policy loans                                          $   35,768 $   35,768
   Short-term investments                                $  137,295 $  137,295
   Cash and cash equivalents                             $  199,952 $  199,952
   Commitments to fund partnership investments    $652   $        - $        -
 Liabilities:
   Policyholder account balances                         $3,769,822 $3,317,970
   Long-term debt                                        $   35,000 $   35,000
   Payable under securities loaned transactions          $  667,853 $  667,853


                                                      Carrying   Estimated
                                                       Value     Fair Value
      December 31, 2002                              ----------  ----------
                                                     (Dollars in thousands)
      Assets:
        Fixed maturities                             $2,599,321  $2,599,321
        Equity securities                            $    1,929  $    1,929
        Mortgage loans on real estate                $  437,721  $  483,604
        Policy loans                                 $   37,933  $   37,933
        Short-term investments                       $   63,340  $   63,340
        Cash and cash equivalents                    $   41,452  $   41,452
      Liabilities:
        Policyholder account balances                $2,837,425  $2,713,674
        Long-term debt                               $   35,000  $   35,000
        Payable under securities loaned transactions $  224,569  $  224,569

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

         Fixed Maturities and Equity Securities

      The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

         Mortgage Loans on Real Estate and Commitments to Fund Partnership Investments

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

         Policy Loans

            The carrying values for policy loans approximate fair value.

         Cash and Cash Equivalents and Short-term Investments

            The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

         Policyholder Account Balances

            The fair value of policyholder account balances is estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

         Long-term Debt and Payables Under Securities Loaned Transactions

            The fair values of long-term debt and payables under securities loaned transactions are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

         Derivative Financial Instruments

            The fair value of derivative instruments, including financial futures, foreign currency swaps and interest rate caps are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

12. RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for the years 2003, 2002 and 2001. The affiliated companies are Metropolitan Life, which provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company and MLIG and MetLife Investors Distribution Company, which provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2003, 2002 and 2001 for the Company, recorded in other expenses, were $94,935 thousand, $58,728 thousand and $33,169 thousand, respectively.

      The Company received a cash capital contribution of $50,000 thousand from MLIG for the year ended 2003. There were no capital contributions for the years ended 2002 and 2001.

      In December 2001, the Company paid dividends on preferred and common stock in the amount of $19,900 thousand to MLIG.

                                     PART C

                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements
     ---------------------------------------------------------------
The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Auditors.

2.   Statement of Assets and Liabilities as of December 31, 2003.

3.   Statement of Operations for the year ended December 31, 2003.

4. Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002.

5.   Notes to Financial Statements - December 31, 2003 and 2002.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Auditors.

2.   Balance Sheets as of December 31, 2003 and 2002.

3.   Statements of Income for the years ended December 31, 2003, 2002 and 2001.

4. Statements of Stockholder's Equity for the years ended December 31, 2003, 2002 and 2001.

5.   Statements of Cash Flows for the years ended December 31, 2003, 2002 and
     2001.

6.   Notes to Financial Statements - December 31, 2003, 2002 and 2001.

b.   Exhibits
     ---------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account(1)

     2.   Not Applicable.

     3.   Form of Principal Underwriter's Agreement(4)

     4.   (a)(i)  Individual Flexible Purchase Payment Deferred Variable Annuity
                  Contract(2)

          (ii)    Enhanced Dollar Cost Averaging Rider(2)

          (iii)   Three Month Market Entry Rider(2)

          (iv)    Death Benefit Rider - Principal Protection(2)

          (v)     Death Benefit Rider - Compounded-Plus(2)

          (vi)    Death Benefit Rider - (Annual Step-Up)(2)

          (vii)   Guaranteed Minimum Income Benefit Rider - (Living Benefit)(2)

          (viii) Additional Death Benefit Rider - (Earnings Preservation Benefit)(2)

          (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(2)

          (x)     Terminal Illness Rider(2)

          (xi)    Individual Retirement Annuity Endorsement(2)

          (xii)   Roth Individual Retirement Annuity Endorsement(2)

          (xiii)  401 Plan Endorsement(2)

          (xiv)   Tax Sheltered Annuity Endorsement(2)

          (xv)    Unisex Annuity Rates Rider(2)

          (xvi)   Endorsement (Name Change)(5)

          (xvii)  Form of Group Variable Annuity Contract(6)

          (xviii) Form of Group Variable Annuity Certificate(6)

          (b)(i)  Form of Group Contract Enhanced Dollar Cost Averaging Rider(6)

          (ii)    Form of Group Contract Three Month Market Entry Rider(6)

          (iii) Form of Group Contract Death Benefit Rider - Principal Protection(6)

          (iv)    Form of Group Contract Death Benefit Rider - Compounded
                  Plus(6)

          (v)     Form of Group Contract Death Benefit Rider - Annual Step-Up(6)

          (vi) Form of Group Contract Guaranteed Minimum Income Benefit Rider - Living Benefit(6)

          (vii) Form of Group Contract Additional Death Benefit Rider - Earnings Preservation Benefit(6)

          (viii) Form of Group Contract Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(6)

          (ix) Form of Group Contract Waiver of Withdrawal Charge for Terminal Illness Rider(6)

          (x)     Form of Group Contract Individual Retirement Annuity
                  Endorsement(6)

          (xi) Form of Group Contract Roth Individual Retirement Annuity Endorsement(6)

          (xii)   Form of Group Contract 401 Plan Endorsement(6)

          (xiii)  Form of Group Contract Tax Sheltered Annuity Endorsement(6)

          (xiv)   Form of Group Contract Unisex Annuity Rates Rider(6)

          (c)(i)  Form of Group Certificate Enhanced Dollar Cost Averaging
                  Rider(6)

          (ii)    Form of Group Certificate Three Month Market Entry Rider(6)

          (iii) Form of Group Certificate Death Benefit Rider - Principal Protection(6)

          (iv)    Form of Group Certificate Death Benefit Rider - Compounded
                  Plus(6)

          (v)     Form of Group Certificate Death Benefit Rider - Annual
                  Step-Up(6)

          (vi) Form of Group Certificate Guaranteed Minimum Income Benefit Rider - Living Benefit(6)

          (vii) Form of Group Certificate Additional Death Benefit Rider - Earnings Preservation Benefit(6)

          (viii) Form of Group Certificate Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(6)

          (ix) Form of Group Certificate Waiver of Withdrawal Charge for Terminal Illness Rider(6)

          (x) Form of Group Certificate Individual Retirement Annuity Endorsement(6)

          (xi) Form of Group Certificate Roth Individual Retirement Annuity Endorsement(6)

          (xii)   Form of Group Certificate 401 Plan Endorsement(6)

          (xiii)  Form of Group Certificate Tax Sheltered Annuity Endorsement(6)

          (xiv)   Form of Group Certificate Unisex Annuity Rates Rider(6)

          (xv) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(8)

          5.(i)   Form of Variable Annuity Application(4)

          (ii)    Form of Group Variable Annuity Application(6)

6.   (i)  Copy of Articles of Incorporation of the Company(1)

     (ii) Copy of the Bylaws of the Company(1)

7. (i) Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life Insurance Company(7)

     (ii) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd.(7)

8. (i) Form of Fund Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Security First Life Insurance Company(5)

     (ii) Form of Participation Agreement between MetLife Investors USA Insurance Company and Met Investors Series Trust(7)

9.   Opinion and Consent of Counsel (filed herewith)

10.  (i)  Consent of Independent Auditors (filed herewith)

     (ii) Consent of Counsel (filed herewith)

11.  Not Applicable.

12.  Not Applicable.

   13. Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke and Jeffrey A. Tupper.(8)

   (1) All previously filed Exhibits to MetLife Investors USA Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

   (2) incorporated by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on January 26, 2001.

   (3) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on March 14, 2001.

   (4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on March 21, 2001.

   (5) incorporated by reference Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically April 13, 2001.

   (6) incorporated by reference Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically May 10, 2001.

   (7) incorporated by reference Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically April 30, 2003.

   (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as filed electronically on April 27, 2004.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                        Positions and Offices
Business Address                          with Depositor
---------------------                     ----------------------

Michael K. Farrell                        Chairman of the Board, President,
22 Corporate Plaza Drive                  Chief Executive Officer and Director
Newport Beach, CA 92660

Susan A. Buffum                           Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                          Executive Vice President, Chief
22 Corporate Plaza Drive                  Financial Officer and Director
Newport Beach, CA 92660

Michael R. Fanning                        Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                       Director
One Madison Avenue
New York, NY 10010

George Foulke                             Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                          Executive Vice President and Director
501 Boylston Street
Boston, MA 02116

Kevin J. Paulson                          Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Richard C. Pearson                        Executive Vice President, General
22 Corporate Plaza Drive                  Counsel, Secretary and Director
Newport Beach, CA 92660

Helayne F. Klier                          Executive Vice President
1 Madison Avenue
New York, NY 10010

Jeffrey A. Tupper                         Assistant Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                      Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

Betty Davis                               Vice President
1125 - 17th Street
Denver, CO 80202

Louis M. Weisz                            Vice President, Appointed Actuary
501 Boylston Street
Boston, MA 02116

Johanna B. Becker                         Vice President
501 Boylston Street
Boston, MA 02116

Christopher A. Kremer                     Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                          Vice President
501 Route 22
Bridgewater, NJ 08907

Karen A. Johnson                          Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                          Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                     Treasurer
One Madison Avenue
New York, NY 10001


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Investors Group, Inc. which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2003

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2003. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Insurance and Annuity Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Insurance and Annuity Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

I.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

      1.    Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

J.    MetLife Securities, Inc. (DE)

K.    MetLife General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of North Carolina, Inc. (DE)

      2.    MetLife General Insurance Agency of Texas, Inc. (DE)

      3.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

L.    Metropolitan Property and Casualty Insurance Company

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

M.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

      3.    MetLife Investors Insurance Company (MO)

            a)    MetLife Investors Insurance Company of California (CA)

            b)    First MetLife Investors Insurance Company (NY)

N.    Metropolitan Tower Life Insurance Company (DE)

O.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates-Arizona, Inc. (AZ)

      2.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

P.    Walnut Street Securities, Inc. (MO)

      1.    WSS Insurance Agency of Massachusetts, Inc. (MA)

      2.    Walnut Street Advisers, Inc. (MO)

      3.    WSS Insurance Agency of Nevada, Inc. (NV)

Q.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (DE)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

R.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Iberia, S.A. (Spain)

            a)    Seguros Genesis S.A. (Spain)

            b) Genesis Seguros Generales, Sociedad Anonima de Seguros y Reaseguros (Spain) 99.99969% is owned by Metlife Iberia, S.A. and 0.00031% is owned by Metlife International Holdings, Inc.

      2.    Natiloportem Holdings, Inc. (DE)

            a) Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Natiloportem Holdings, Inc.

            b)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

            c) European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

      3. MetLife India Insurance Company Private Limited (India)-26% of the shares of MetLife India Insurance Company Private Limited is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99841% is owned by Metlife International Holdings, Inc. and 0.00159% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina) - 99.9999% is owned by MetLife International Holdings, Inc. and 0.0001% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

      7. MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia, s.r.o. is owned by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

      8.    MetLife Insurance Company of Korea Limited (South Korea)

      9. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil) - 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

S.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC

      13.   One Madison Merchandising L.L.C. (CT)

      14.   Transmountain Land & Livestock Company (MT)

      15.   MetPark Funding, Inc. (DE)

      16.   HPZ Assets LLC (DE)

      17.   MetDent, Inc. (DE)

      18.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      19.   Metropolitan Tower Realty Company, Inc. (DE)

      20. P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      21.   Metropolitan Life Holdings Netherlands BV (Netherlands)

      22.   MetLife (India) Private Ltd. (India)

      23.   Metropolitan Marine Way Investments Limited (Canada)

      24. MetLife Central European Services Spolka z organiczona odpowiedzialmoscia (Poland)

      25.   MetLife Investments Ireland Limited (Ireland)

      26.   MetLife Private Equity Holdings, LLC (DE)

      27.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

                  (1)   Coating Technologies International, Inc. (DE)

      28.   Metropolitan Realty Management, Inc. (DE)

            a)    Cross & Brown Company (NY)

                  (1)   CBNJ, Inc. (NJ)

      29.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      30.   MetLife Holdings, Inc.

            a)    MetLife Credit Corp.

            b)    MetLife Funding, Inc.

      31. SSRM Holdings, Inc. (DE) - Employees of State Street Research & Mangement Company owned a total of 59,616 restricted shares and options for an additional 197,897 restricted shares of common stock of SSRM Holdings, Inc.

            a)    State Street Research & Management Company (DE)

                  (1)   State Street Research Investment Services, Inc. (MA)

            b)    SSR Realty Advisors, Inc. (DE)

                  (1)   Metric Management, Inc. (DE)

                  (2)   Metric Assignor, Inc. (CA)

                  (3)   SSR AV, Inc. (DE)

                  (4)   Metric Capital Corporation (CA)

                  (5)   SSR Development Partners LLC (DE)

                  (6)   Metric Property Management, Inc. (DE)

                  (7)   SSR AVF III LLC

      32.   Bond Trust Account A

      33.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE) - 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      34.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c) New England Financial Distributors LLC (DE) - 79.29% is held by New England Life Insurance Company

            d)    Newbury Insurance Company, Limited (Bermuda)

            e)    New England Pension and Annuity Company (DE)

            f)    Omega Reinsurance Corporation (AZ)

      35.   GenAmerica Financial Corporation (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Distributors, Inc. (MO)

            c)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2) GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation is owned by General American Life Insurance Company.

                  (3)   Krisman, Inc. (MO)

                  (4)   White Oak Royalty Company (OK)

                  (5)   Equity Intermediary Company (MO)

                        (a) Reinsurance Group of America, Incorporated (MO)- 51.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company.

                              (i)   Reinsurance Company of Missouri,
                                    Incorporated (MO)

                                    (A)   RGA Reinsurance Company (MO)

                                          (aa)  Fairfield Management Group,
                                                Inc. (MO)

                                                (a.1) Reinsurance Partners,
                                                      Inc. (MO)

                                                (a.2) Great Rivers Reinsurance
                                                      Management, Inc. (MO)

                                                (a.3) RGA (U.K.) Underwriting
                                                      Agency Limited (United
                                                      Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Capital Trust I (DE)

                              (v)   RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (vi) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vii) RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (viii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                               (ix)  RGA Holdings Limited (U.K) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (x) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (xi)  RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xii) General American Argentina Seguros de Vida,
                                    S.A. (Argentina)

                              (xiii) RGA Argentina S.A. (Argentina)

                              (xiv) Regal Atlantic Company (Bermuda) Ltd.
                                    (Bermuda)

                              (xv)  Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xvi)  RGA Technology Partners, Inc. (MO)

                              (xvii) RGA International Reinsurance Company
                                     (Ireland)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

4) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.


NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 22, 2004, there were 1,935 qualified contract owners and 1,801 non-qualified contract owners.

ITEM 28.   INDEMNIFICATION

A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts of omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorize further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.




ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   MetInvestors Series Trust;
   MetLife Investors Variable Annuity Account One;
   MetLife Investors Variable Annuity Account Five;
   MetLife Investors Variable Life Account One;
   MetLife Investors Variable Life Account Five; and
   First MetLife Investors Variable Annuity Account One.

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal                            Positions and Offices
 Business Address                                with Underwriter
 ----------------                                ----------------

Richard C. Pearson                         President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                        Executive Vice President, Chief
One Madison Avenue                         Marketing Officer and Director
New York, NY 10010

Edward C. Wilson                           Executive Vice President, Chief
22 Corporate Plaza Drive                   Distribution Officer and Director
Newport Beach, CA 92660

James P. Bossert                           Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                         Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Lisa S. Kuklinski                          Director
Harborside Financial Center
600 Plaza II
Jersey City, NJ 07311

Paul Hipworth                              Executive Vice President, Chief
22 Corporate Plaza Drive                   Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana                            Executive Vice President, Life
22 Corporate Plaza Drive                   Insurance Distribution
Newport Beach, CA 92660

Helayne F. Klier                           Executive Vice President
1 Madison Avenue
New York, NY 10010

Leslie Sutherland                          Executive Vice President, Chief Sales
22 Corporate Plaza Drive                   Officer
Newport Beach, CA 92660

Charles M. Deuth                           Vice President, National Accounts and
22 Corporate Plaza Drive                   Director
Newport Beach, CA 92660

Debora L. Buffington                       Vice President, Director of
22 Corporate Plaza Drive                   Compliance
Newport Beach, CA 92660

James R. Fitzpatrick                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                                Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                              Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                           Vice President
22 Corporate Plaza Drive

Newport Beach, CA 92660

Jonnie L. Crawford                         Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                      Treasurer
One Madison Avenue
New York, NY 10010


   (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

           (1)                (2)           (3)           (4)         (5)
                       Net Underwriting
       Name Of           Discounts And  Compensation   Brokerage     Other
 Principal Underwriter    Commissions   On Redemption Commissions Compensation
 ---------------------    -----------   ------------- ----------- ------------

MetLife Investors
Distribution Company      $169,179,314       $0           $0           $0

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant
     (b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266
     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
         02110
     (d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, New Port Beach, CA 92660
     (e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660
     (f) Metropolitan Life Insurance Company, 4010 Boy Scout Blvd., Tampa, FL 33607
     (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116
     (h) Metropolitan Life Insurance Company, One Madison Avenue, New York, NY 10010
     (i) Metropolitan Life Insurance Company, 1125 17th Street, Denver, CO
         80202


ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newport Beach and State of California on this 26th day of April 2004.

                               METLIFE INVESTORS USA SEPARATE ACCOUNT A
                               (Registrant)

                               By:  METLIFE INVESTORS USA INSURANCE COMPANY




                               By:         /s/ Michael K. Farrell
                                    --------------------------------------------
                                           Michael K. Farrell
                                           President and Chief Executive Officer

                               METLIFE INVESTORS USA INSURANCE COMPANY
                               (Depositor)

                               By:         /s/ Michael K. Farrell
                                    --------------------------------------------
                                           Michael K. Farrell
                                           President and Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 26, 2004.

/s/Michael K. Farrell*      Chief Executive Officer, President and
------------------------    Director
Michael K. Farrell

                            Executive Vice President and Chief Financial
/s/James P. Bossert*        Officer (Principal Accounting Officer) and Director
------------------------
James P. Bossert

/s/ Susan A. Buffum*        Director
------------------------
Susan A. Buffum

/s/ Michael R. Fanning*     Director
------------------------
Michael R. Fanning


/s/ Elizabeth M. Forget*    Director
------------------------
Elizabeth M. Forget

/s/ George Foulke*          Director
------------------------
George Foulke

/s/ Hugh C. McHaffie*       Director
------------------------
Hugh C. McHaffie


/s/Richard C. Pearson*      Director
------------------------
Richard C. Pearson


/s/Jeffrey Tupper*          Director
------------------------
Jeffrey A. Tupper

                        *By:     /s/ Michele H. Abate
                            ----------------------------------------------------
                                 Michele H. Abate, Attorney-in-Fact
                                 April 26, 2004

* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated by reference herein to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464/811-03365) filed as Exhibit 13 on April 27, 2004.

                                INDEX TO EXHIBITS

EX-99.B9.           Opinion and Consent of Counsel

EX-99.B10(i)        Consent of Independent Auditors

EX-99.B10(ii)       Consent of Counsel